                                         March 31, 2003



                                         Semi-Annual
                                         Report
================================================================================

                                         [BERGER FUNDS LOGO}

                                         BERGER GROWTH FUND

                                         BERGER LARGE CAP GROWTH FUND

                                         BERGER MID CAP GROWTH FUND

                                         BERGER SMALL COMPANY GROWTH FUND

                                         BERGER INFORMATION TECHNOLOGY FUND

                                         BERGER INTERNATIONAL FUND

                                         BERGER SMALL CAP VALUE FUND II

                                         BERGER BALANCED FUND

Dear Shareholder,


The following pages represent the final semiannual report you will receive under the Berger name and marks the closure of your relationship with Berger Financial Group. Your fund was reorganized under the Janus name on April 17, 2003.

This financial report includes investment details about your former Berger fund such as fund holdings and financial statements for the six-month period, ending March 31, 2003.

Janus' semiannual report, covering the six-month period through April 30, 2003, will contain similar financial information as well as fund commentary from your portfolio manager. It will be mailed to you in late June.

In the meantime, if you would like more information about your Janus investments, including recent portfolio manager commentary and updated fund details, you may find it on Janus' Web site at www.janus.com. You may also sign up for fast, electronic delivery of these and other financial reports when you login as a Janus shareholder.

We hope that your first few weeks as a Janus shareholder have been a positive experience. We are excited to have you as a member of our family and look forward to a long and prosperous relationship with you.


Sincerely,


/s/ ANITA FALICIA
---------------------------------
    Anita Falicia
    Vice President and Treasurer
    Janus Investment Fund
    Janus Adviser Series



















This material must be preceded or accompanied by a prospectus. Janus funds distributed by Janus Distributors LLC. Berger Distributors (4/03).

Table of Contents
================================================================================

SCHEDULE OF INVESTMENTS

Berger Growth Fund ......................................................      4

Berger Large Cap Growth Fund ............................................      6

Berger Mid Cap Growth Fund ..............................................      9

Berger Small Company Growth Fund ........................................     12

Berger Information Technology Fund ......................................     15

Berger Small Cap Value Fund II ..........................................     17

Berger Balanced Fund .....................................................    19

FINANCIAL STATEMENTS AND NOTES

Statements of Assets and Liabilities .....................................    22

Statements of Operations .................................................    24

Statements of Changes in Net Assets ......................................    26

Berger International Fund Financial Statements ...........................    30

Berger Funds Notes to Financial Statements ...............................    32

Berger International Portfolio Financial Statements ......................    40
  (to be read in conjunction with the Berger International Fund)

Berger International Portfolio Notes to Financial Statements .............    45

FINANCIAL HIGHLIGHTS .....................................................    48

Other Matters ............................................................    55

Fund Directors/Trustees and Officers .....................................    56



Berger Funds are presenting a combined Semi-Annual Report which includes Berger Growth Fund, Berger Large Cap Growth Fund, Berger Mid Cap Growth Fund, Berger Small Company Growth Fund, Berger Information Technology Fund, Berger International Fund, Berger Small Cap Value Fund II and Berger Balanced Fund. This report reflects the financial position of each Fund at March 31, 2003 and the results of their operations and changes in their net assets and financial highlights for the periods indicated, in a single document.

           Berger Funds o March 31, 2003 Combined Semi-Annual Report

4

Berger
Growth Fund
================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (98.01%)
Banks - Money Center (1.65%)
    203,470     Citigroup, Inc.                                     $ 7,009,541
-------------------------------------------------------------------------------

Commercial Services - Schools (1.01%)
     85,692     Apollo Group, Inc. - Class A*                         4,276,031
-------------------------------------------------------------------------------

Commercial Services - Staffing (1.32%)
    188,000     Manpower, Inc.                                        5,617,440
-------------------------------------------------------------------------------

Computer - Manufacturers (2.12%)
    329,738     Dell Computer Corp.*                                  9,005,145
-------------------------------------------------------------------------------

Computer - Networking (2.94%)
    963,117     Cisco Systems, Inc.*                                 12,501,259
-------------------------------------------------------------------------------

Computer Software - Desktop (4.28%)
    752,324     Microsoft Corp.                                      18,213,764
-------------------------------------------------------------------------------

Computer Software - Finance (0.54%)
     62,175     Intuit, Inc.*                                         2,312,910
-------------------------------------------------------------------------------

Containers (1.22%)
    256,445     Pactiv Corp.*                                         5,205,833
-------------------------------------------------------------------------------

Cosmetics/Personal Care (5.56%)
    237,500     Avon Products, Inc.                                  13,549,375
    153,000     Colgate-Palmolive Co.                                 8,329,320
     57,935     Estee Lauder Companies,
                Inc. - Class A                                        1,758,907
-------------------------------------------------------------------------------
                                                                     23,637,602
-------------------------------------------------------------------------------

Diversified Operations (3.55%)
    190,375     AOL Time Warner, Inc.*                                2,067,472
    511,162     General Electric Co.                                 13,034,631
-------------------------------------------------------------------------------
                                                                     15,102,103
-------------------------------------------------------------------------------

Electronics - Semiconductor Equipment (1.43%)
    483,410     Applied Materials, Inc.*                              6,081,298
-------------------------------------------------------------------------------

Electronics - Semiconductor Manufacturing (8.06%)
    839,072     Intel Corp.                                          13,660,092
    381,120     Maxim Integrated
                Products, Inc.                                       13,766,055
    420,000     Texas Instruments, Inc.                               6,875,400
-------------------------------------------------------------------------------
                                                                     34,301,547
-------------------------------------------------------------------------------

Finance - Investment Brokers (2.10%)
    131,000     Goldman Sachs Group, Inc.                             8,918,480
-------------------------------------------------------------------------------

Finance - Mortgage & Related Services (3.32%)
    216,391     Fannie Mae                                           14,141,152
-------------------------------------------------------------------------------


                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (98.01%) - continued
Financial Services - Miscellaneous (1.82%)
    218,000     Fiserv, Inc.*                                       $ 6,862,640
     54,230     The BISYS Group, Inc.*                                  885,034
-------------------------------------------------------------------------------
                                                                      7,747,674
-------------------------------------------------------------------------------

Insurance - Property/Casualty/Title (1.77%)
    192,000     MGIC Investment Corp.                                 7,539,840
-------------------------------------------------------------------------------

Internet - Content (1.84%)
    325,000     Yahoo!, Inc.*                                         7,806,500
-------------------------------------------------------------------------------

Internet - E*Commerce (0.66%)
     32,851     eBay, Inc.*                                           2,801,862
-------------------------------------------------------------------------------

Leisure - Gaming/Equipment (2.17%)
     52,568     International Game Technology*                        4,305,319
    167,875     MGM MIRAGE*                                           4,910,344
-------------------------------------------------------------------------------
                                                                      9,215,663
-------------------------------------------------------------------------------

Leisure - Hotels & Motels (1.71%)
    190,000     Four Seasons Hotels, Inc.                             5,162,300
     89,335     Starwood Hotels & Resorts
                Worldwide, Inc.                                       2,125,280
-------------------------------------------------------------------------------
                                                                      7,287,580
-------------------------------------------------------------------------------

Leisure - Products (1.38%)
    147,470     Harley-Davidson, Inc.                                 5,856,034
-------------------------------------------------------------------------------

Media - Cable/Satellite TV (1.78%)
    265,000     Comcast Corp. - Class A*                              7,576,350
-------------------------------------------------------------------------------

Media - Radio/TV (1.22%)
    146,970     Clear Channel Communications,
                Inc.*                                                 4,985,222
      6,770     Westwood One, Inc.*                                     211,495
-------------------------------------------------------------------------------
                                                                      5,196,717
-------------------------------------------------------------------------------

Medical - Biomedical/Biotechnology (2.43%)
    180,000     Amgen, Inc.*                                         10,359,000
-------------------------------------------------------------------------------

Medical - Drug/Diversified (4.45%)
    327,260     Johnson & Johnson                                    18,938,536
-------------------------------------------------------------------------------

Medical - Ethical Drugs (5.63%)
     88,520     Forest Laboratories, Inc.*                            4,777,424
    615,790     Pfizer, Inc.                                         19,188,017
-------------------------------------------------------------------------------
                                                                     23,965,441
-------------------------------------------------------------------------------

Medical - Generic Drugs (0.91%)
     68,249     Barr Laboratories, Inc.*                              3,890,164
-------------------------------------------------------------------------------

Medical - Health Maintenance Organizations (0.57%)
     26,463     UnitedHealth Group, Inc.                              2,425,863
-------------------------------------------------------------------------------



           Berger Funds o March 31, 2003 Combined Semi-Annual Report

================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                   Value
-------------------------------------------------------------------------------
Common Stock (98.01%) - continued
Medical - Products (6.17%)
    200,000     Alcon, Inc.*                                        $ 8,204,000
    305,500     Medtronic, Inc.                                      13,784,160
     87,708     St. Jude Medical, Inc.*                               4,275,765
-------------------------------------------------------------------------------
                                                                     26,263,925
-------------------------------------------------------------------------------

Medical - Wholesale Drugs/Supplies (1.47%)
    110,000     Cardinal Health, Inc.                                 6,266,700
-------------------------------------------------------------------------------

Oil & Gas - Canadian Exploration & Production (2.18%)
    286,000     EnCana Corp.                                          9,292,665
-------------------------------------------------------------------------------

Oil & Gas - International Integrated (1.22%)
     82,000     TotalFinaElf SA - Spon. ADR                           5,188,140
-------------------------------------------------------------------------------

Oil & Gas - U.S. Exploration & Production (1.04%)
     97,525     Anadarko Petroleum Corp.                              4,437,387
-------------------------------------------------------------------------------

Pollution Control - Services (1.37%)
    154,910     Stericycle, Inc.*                                     5,823,067
-------------------------------------------------------------------------------

Retail - Department Stores (1.62%)
    121,521     Kohls Corp.*                                          6,875,658
-------------------------------------------------------------------------------

Retail - Home Furnishings (0.77%)
     95,402     Bed Bath & Beyond, Inc.*                              3,295,185
-------------------------------------------------------------------------------

Retail - Major Discount Chains (5.28%)
    100,000     Costco Wholesale Corp.*                               3,003,000
    374,253     Wal-Mart Stores, Inc.                                19,472,384
-------------------------------------------------------------------------------
                                                                     22,475,384
-------------------------------------------------------------------------------

Retail - Miscellaneous/Diversified (0.42%)
    105,610     Blockbuster, Inc. - Class A                           1,805,931
-------------------------------------------------------------------------------

Retail - Restaurants (0.93%)
    152,878     Starbucks Corp.*                                      3,938,137
-------------------------------------------------------------------------------

Retail - Super/Mini Markets (0.81%)
     61,536     Whole Foods Market, Inc.*                             3,423,863
-------------------------------------------------------------------------------

Retail/Wholesale - Building Products (2.45%)
     71,300     Home Depot, Inc.                                      1,736,868
    212,736     Lowe's Companies, Inc.                                8,683,883
-------------------------------------------------------------------------------
                                                                     10,420,751
-------------------------------------------------------------------------------

Retail/Wholesale - Office Supplies (0.98%)
    228,081     Staples, Inc.*                                        4,180,725
-------------------------------------------------------------------------------

Support Services (0.45%)
     68,615     Adecco SA - Reg.                                      1,903,508
-------------------------------------------------------------------------------


                                                                March 31, 2003
-------------------------------------------------------------------------------
Shares/Par Value                                                         Value
-------------------------------------------------------------------------------
Common Stock (98.01%) - continued
Telecommunications - Wireless Services (1.18%)
    275,000     Vodafone Group PLC - Spon. ADR                     $  5,010,500
-------------------------------------------------------------------------------

Telecommunications Equipment (1.22%)
    371,000     Nokia Corp. - Spon. ADR                               5,197,710
-------------------------------------------------------------------------------

Transportation - Air Freight (1.01%)
     75,050     United Parcel Service, Inc. - Class B                 4,277,850
-------------------------------------------------------------------------------
Total Common Stock
(Cost $425,914,931)                                                 417,008,415
-------------------------------------------------------------------------------

Repurchase Agreement (2.77%)
$11,801,000     State Street Repurchase Agreement,
                1.20%, dated 3/31/2003, due 4/1/2003,
                to be repurchased at $11,801,393#                    11,801,000
-------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost $11,801,000)                                                   11,801,000
-------------------------------------------------------------------------------
Total Investments (Cost $437,715,931) (100.78%)                     428,809,415
Total Other Assets, Less Liabilities (-0.78%)                        (3,328,897)
-------------------------------------------------------------------------------
Net Assets (100.00%)                                               $425,480,518
-------------------------------------------------------------------------------

* Non-income producing security
# - The repurchase agreement is fully collateralized by Fannie Mae Agency Note with a value of $12,041,473.
ADR - American Depositary Receipt.
PLC - Public Limited Company.

See notes to financial statements.

           Berger Funds o March 31, 2003 Combined Semi-Annual Report

6

Berger Large Cap
Growth Fund
================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (90.95%)
Aerospace/Defense (1.05%)
     11,906     General Dynamics Corp.                              $   655,663
     24,085     Lockheed Martin Corp.                                 1,145,242
-------------------------------------------------------------------------------
                                                                      1,800,905
-------------------------------------------------------------------------------

Automobiles (0.36%)
      2,236     Porsche AG - Preferred                                  624,994
-------------------------------------------------------------------------------

Beverages - Alcoholic (2.03%)
     74,674     Anheuser-Busch Companies, Inc.                        3,480,555
-------------------------------------------------------------------------------

Banks - Money Center (4.21%)
    210,054     Citigroup, Inc.                                       7,236,360
-------------------------------------------------------------------------------

Banks - Super Regional (1.66%)
     33,623     Fifth Third Bancorp.                                  1,685,857
     61,405     U.S. Bancorp.                                         1,165,467
-------------------------------------------------------------------------------
                                                                      2,851,324
-------------------------------------------------------------------------------

Building - Construction Products/Miscellaneous (0.11%)
      7,845     The Stanley Works                                       188,202
-------------------------------------------------------------------------------

Commercial Services - Advertising (0.36%)
     21,050     Lamar Advertising Co.*                                  617,817
-------------------------------------------------------------------------------

Commercial Services - Miscellaneous (1.24%)
     50,405     Accenture Ltd. - Class A*                               781,277
     43,864     Automatic Data Processing, Inc.                       1,350,573
-------------------------------------------------------------------------------
                                                                      2,131,850
-------------------------------------------------------------------------------

Computer - Manufacturers (2.71%)
     69,781     Dell Computer Corp.*                                  1,905,719
     35,133     International Business Machines Corp.                 2,755,481
-------------------------------------------------------------------------------
                                                                      4,661,200
-------------------------------------------------------------------------------

Computer - Networking (1.06%)
    139,960     Cisco Systems, Inc.*                                  1,816,681
-------------------------------------------------------------------------------

Computer - Peripheral Equipment (0.83%)
     21,180     Lexmark International, Inc.*                          1,418,001
-------------------------------------------------------------------------------

Computer Software - Desktop (4.94%)
    350,522     Microsoft Corp.                                       8,486,138
-------------------------------------------------------------------------------

Computer Software - Educational/Entertainment (1.08%)
     31,611     Electronic Arts, Inc.*                                1,853,669
-------------------------------------------------------------------------------

Computer Software - Enterprise (0.93%)
    147,743     Oracle Corp.*                                         1,602,864
-------------------------------------------------------------------------------

Cosmetics/Personal Care (1.05%)
     33,148     Colgate-Palmolive Co.                                 1,804,577
-------------------------------------------------------------------------------

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (90.95%) - continued
Diversified Operations (7.15%)
    18,0513     3M Co.                                              $ 2,347,172
      1,588     Berkshire Hathaway, Inc. - Class B*                   3,393,556
     67,275     E.I. du Pont de Nemours & Co.                         2,614,307
    153,882     General Electric Co.                                  3,923,965
-------------------------------------------------------------------------------
                                                                     12,279,000
-------------------------------------------------------------------------------

Electronics - Semiconductor Manufacturing (3.08%)
     35,745     Linear Technology Corp.                               1,103,448
     80,535     Maxim Integrated Products, Inc.                       2,908,924
     78,263     Texas Instruments, Inc.                               1,281,166
-------------------------------------------------------------------------------
                                                                      5,293,538
-------------------------------------------------------------------------------

Finance - Consumer/Commercial Loans (0.23%)
     23,385     CIT Group, Inc. - Class A                               394,271
-------------------------------------------------------------------------------

Finance - Investment Brokers (1.01%)
     25,500     Goldman Sachs Group, Inc.                             1,736,040
-------------------------------------------------------------------------------

Finance - Mortgage & Related Services (4.43%)
     84,847     Fannie Mae                                            5,544,751
     38,857     Freddie Mac                                           2,063,307
-------------------------------------------------------------------------------
                                                                      7,608,058
-------------------------------------------------------------------------------

Financial Services - Miscellaneous (0.64%)
     33,301     American Express Co.                                  1,106,592
-------------------------------------------------------------------------------

Food - Miscellaneous Preparation (2.08%)
     89,481     Pepsico, Inc.                                         3,579,240
-------------------------------------------------------------------------------

Health & Personal Care (0.20%)
     21,146     Reckitt Benckiser PLC                                   346,315
-------------------------------------------------------------------------------

Insurance - Accident & Health (0.31%)
     16,438     AFLAC, Inc.                                             526,838
-------------------------------------------------------------------------------

Insurance - Brokers (2.29%)
     92,470     Marsh & McLennan Cos.                                 3,941,996
-------------------------------------------------------------------------------

Insurance - Diversified (1.91%)
     66,491     American International Group, Inc.                    3,287,980
-------------------------------------------------------------------------------

Insurance - Property/Casualty/Title (0.56%)
     11,435     MGIC Investment Corp.                                   449,052
     36,105     Travelers Property Casualty Corp. -
                Class B                                                 509,442
-------------------------------------------------------------------------------
                                                                        958,494
-------------------------------------------------------------------------------

Internet - E*Commerce (0.43%)
      8,732     eBay, Inc.*                                             744,752
-------------------------------------------------------------------------------

Leisure - Gaming/Equipment (0.39%)
     94,200     Park Place Entertainment Corp.*                         670,704
-------------------------------------------------------------------------------

           Berger Funds o March 31, 2003 Combined Semi-Annual Report

================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (90.95%) - continued
Leisure - Hotels & Motels (1.94%)
     67,910     Fairmont Hotels & Resorts, Inc.                      $1,527,975
     12,205     Four Seasons Hotels, Inc.                               331,610
     62,195     Starwood Hotels & Resorts
                   Worldwide, Inc.                                    1,479,619
-------------------------------------------------------------------------------
                                                                      3,339,204
-------------------------------------------------------------------------------

Leisure - Products (0.56%)
     24,200     Harley-Davidson, Inc.                                   960,982
-------------------------------------------------------------------------------

Leisure - Services (0.54%)
     54,325     Disney (Walt) Co.                                       924,611
-------------------------------------------------------------------------------

Leisure - Toys/Games/Hobby (1.43%)
    109,380     Mattel, Inc.                                          2,461,050
-------------------------------------------------------------------------------

Media - Cable/Satellite TV (4.06%)
     81,210     Comcast Corp. - Class A*                              2,321,794
     58,525     Comcast Corp. - Special Class A*                      1,608,852
    312,820     Liberty Media Corp. - Class A*                        3,043,739
-------------------------------------------------------------------------------
                                                                      6,974,385
-------------------------------------------------------------------------------

Media - Newspapers (1.59%)
     22,525     Gannett Co., Inc.                                     1,586,436
     25,417     Tribune Co.                                           1,144,019
-------------------------------------------------------------------------------
                                                                      2,730,455
-------------------------------------------------------------------------------

Media - Radio/TV (2.86%)
     17,826     Clear Channel Communications, Inc.*                     604,658
    117,884     Viacom, Inc. - Class B*                               4,305,124
-------------------------------------------------------------------------------
                                                                      4,909,782
-------------------------------------------------------------------------------

Medical - Biomedical/Biotechnology (1.59%)
     47,380     Amgen, Inc.*                                          2,726,719
-------------------------------------------------------------------------------

Medical - Drug/Diversified (2.14%)
     48,114     Abbott Laboratories                                   1,809,568
     32,352     Johnson & Johnson                                     1,872,210
-------------------------------------------------------------------------------
                                                                      3,681,778
-------------------------------------------------------------------------------

Medical - Ethical Drugs (7.41%)
     28,190     Forest Laboratories, Inc.*                            1,521,414
     52,026     Merck & Co., Inc.                                     2,849,984
    268,409     Pfizer, Inc.                                          8,363,625
-------------------------------------------------------------------------------
                                                                     12,735,023
-------------------------------------------------------------------------------

Medical - Genetics (0.35%)
     17,178     Genentech, Inc. *                                       601,402
-------------------------------------------------------------------------------

Medical - Health Maintenance Organizations (1.66%)
     31,144     UnitedHealth Group, Inc.                              2,854,970
-------------------------------------------------------------------------------



                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (90.95%) - continued
Medical - Products (2.57%)
     30,539     Boston Scientific Corp.*                            $ 1,244,770
     70,100     Medtronic, Inc.                                       3,162,912
-------------------------------------------------------------------------------
                                                                      4,407,682
-------------------------------------------------------------------------------

Metal Ores - Gold/Silver (0.33%)
     29,313     Alcoa, Inc.                                             568,086
-------------------------------------------------------------------------------

Oil & Gas - Canadian Exploration & Production (0.28%)
     14,780     EnCana Corp.                                            478,281
-------------------------------------------------------------------------------

Oil & Gas - International Integrated (2.34%)
    115,145     Exxon Mobil Corp.                                     4,024,318
-------------------------------------------------------------------------------

Pollution Control - Services (0.53%)
     42,565     Waste Management, Inc.                                  901,527
-------------------------------------------------------------------------------

Real Estate (0.48%)
     46,819     The TJX Companies, Inc.                                 824,014
-------------------------------------------------------------------------------

Retail - Department Stores (0.45%)
     13,689     Kohls Corp.*                                            774,524
-------------------------------------------------------------------------------

Retail - Major Discount Chains (2.21%)
     72,976     Wal-Mart Stores, Inc.                                 3,796,941
-------------------------------------------------------------------------------

Retail/Wholesale - Building Products (2.18%)
     34,449     Home Depot, Inc.                                        839,178
     71,021     Lowe's Companies, Inc.                                2,899,077
-------------------------------------------------------------------------------
                                                                      3,738,255
-------------------------------------------------------------------------------

Retail/Wholesale - Food (0.75%)
     50,333     Sysco Corp.                                           1,280,471
-------------------------------------------------------------------------------

Soap & Cleaning Preparations (2.17%)
     41,800     Procter & Gamble Co.                                  3,722,290
-------------------------------------------------------------------------------

Steel - Producers (0.31%)
     14,160     Nucor Corp.                                             540,487
-------------------------------------------------------------------------------

Telecommunications - Equipment (0.71%)
     87,420     Nokia Corp. - Spon. ADR                               1,224,754
-------------------------------------------------------------------------------

Telecommunications - Services (0.37%)
     31,505     SBC Communications, Inc.                                631,990
-------------------------------------------------------------------------------

Transportation - Airlines (0.39%)
     47,210     Southwest Airlines Co.                                  677,936
-------------------------------------------------------------------------------

Transportation - Services (0.42%)
     22,170     C.H. Robinson Worldwide, Inc.                           724,959
-------------------------------------------------------------------------------
Total Common Stock
(Cost $163,631,913)                                                 156,265,831
-------------------------------------------------------------------------------

           Berger Funds o March 31, 2003 Combined Semi-Annual Report

8

Berger Large Cap
Growth Fund
================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Par Value                                                                 Value
-------------------------------------------------------------------------------
Repurchase Agreement (9.02%)
$15,503,000     State Street Repurchase Agreement,
                1.20%, dated 3/31/2003, due
                4/1/2003, to be repurchased
                at $15,503,517#                                    $ 15,503,000
-------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost $15,503,000)                                                   15,503,000
-------------------------------------------------------------------------------
Total Investments (Cost $179,134,913) (99.97%)                      171,768,831
Total Other Assets, Less Liabilities (0.03%)                             59,690
-------------------------------------------------------------------------------
Net Assets (100.00%)                                               $171,828,521
-------------------------------------------------------------------------------

v
* Non-income producing security
# - The repurchase agreement is fully collateralized by FHLB Agency Note with a value of $15,815,000.
ADR - American Depositary Receipt.
FHLB - Federal Home Loan Bank.
PLC - Public Limited Company.

See notes to financial statements.


           Berger Funds o March 31, 2003 Combined Semi-Annual Report

Berger Mid Cap
Growth Fund
================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (97.00%)
Aerospace/Defense Equipment (0.65%)
      9,435     Alliant Techsystems, Inc.*                           $  509,584
-------------------------------------------------------------------------------

Auto/Truck - Original Equipment (0.36%)
      7,870     Lear Corp.*                                             278,204
-------------------------------------------------------------------------------

Banks - Northeast (0.95%)
     18,750     Commerce Bancorp., Inc.                                 745,125
-------------------------------------------------------------------------------

Banks - Super Regional (1.42%)
     36,380     Northern Trust Corp.                                  1,107,771
-------------------------------------------------------------------------------

Building - Residential/Commercial (1.17%)
      2,765     NVR, Inc.*                                              909,685
-------------------------------------------------------------------------------

Chemicals - Specialty (0.77%)
     13,500     Sigma-Aldrich Corp.                                     600,615
-------------------------------------------------------------------------------

Commercial Services - Advertising (2.63%)
     70,035     Lamar Advertising Co.*                                2,055,527
-------------------------------------------------------------------------------

Commercial Services - Miscellaneous (4.22%)
     23,908     Cintas Corp.                                            786,573
     29,333     Moody's Corp.                                         1,356,065
     42,085     Paychex, Inc.                                         1,156,075
-------------------------------------------------------------------------------
                                                                      3,298,713
-------------------------------------------------------------------------------

Commercial Services - Schools (2.68%)
     37,115     Apollo Group, Inc. - Class A*                         1,852,039
      4,898     Career Education Corp.*                                 239,610
-------------------------------------------------------------------------------
                                                                      2,091,649
-------------------------------------------------------------------------------

Commercial Services - Staffing (1.60%)
     14,755     Manpower, Inc.                                          440,879
     60,625     Robert Half International, Inc.*                        806,919
-------------------------------------------------------------------------------
                                                                      1,247,798
-------------------------------------------------------------------------------

Computer - Integrated Systems (2.13%)
     48,700     First Health Group Corp.*                             1,238,928
     16,662     The Reynolds & Reynolds Co. -
                Class A                                                 421,549
-------------------------------------------------------------------------------
                                                                      1,660,477
-------------------------------------------------------------------------------

Computer - Networking (0.56%)
     22,765     Emulex Corp.*                                           435,950
-------------------------------------------------------------------------------

Computer - Peripheral Equipment (3.27%)
     32,140     American Power Conversion*                              457,674
     17,745     Lexmark International, Inc.*                          1,188,028
     14,108     Zebra Technologies Corp. - Class A*                     908,555
-------------------------------------------------------------------------------
                                                                      2,554,257
-------------------------------------------------------------------------------

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (97.00%) - continued
Computer - Services (0.38%)
     22,320     Amdocs Ltd.*                                        $   296,410
-------------------------------------------------------------------------------

Computer Software - Educational/Entertainment (0.37%)
      4,862     Electronic Arts, Inc.*                                  285,108
-------------------------------------------------------------------------------

Computer Software - Finance (1.96%)
     24,500     Intuit, Inc.*                                           911,400
     29,100     Sungard Data Systems, Inc.*                             619,830
-------------------------------------------------------------------------------
                                                                      1,531,230
-------------------------------------------------------------------------------

Computer Software - Security (1.48%)
     25,630     Check Point Software Technologies Ltd.*                 370,866
     20,061     Symantec Corp.*                                         785,990
-------------------------------------------------------------------------------
                                                                      1,156,856
-------------------------------------------------------------------------------

Containers (2.02%)
     28,340     Ball Corp.                                            1,578,538
-------------------------------------------------------------------------------

Diversified Operations (0.15%)
      3,430     SPX Corp.*                                              117,169
-------------------------------------------------------------------------------

Electronics - Measuring Instruments (0.90%)
     23,502     Mettler Toledo International, Inc.*                     700,125
-------------------------------------------------------------------------------

Electronics - Miscellaneous Products (0.32%)
     28,975     Flextronics International Ltd.*                         252,662
-------------------------------------------------------------------------------

Electronics - Semiconductor Equipment (2.30%)
     25,575     KLA-Tencor Corp.*                                       919,216
     32,110     Novellus Systems, Inc.*                                 875,640
-------------------------------------------------------------------------------
                                                                      1,794,856
-------------------------------------------------------------------------------

Electronics - Semiconductor Manufacturing (2.25%)
      7,790     Altera Corp.*                                           105,477
     37,100     Integrated Circuit Systems, Inc.*                       805,070
     40,075     Marvell Technology Group Ltd.*                          849,189
-------------------------------------------------------------------------------
                                                                      1,759,736
-------------------------------------------------------------------------------

Finance - Investment Brokers (1.18%)
     15,980     Lehman Brothers Holdings, Inc.                          922,845
-------------------------------------------------------------------------------

Financial Services - Miscellaneous (1.90%)
     19,704     Fiserv, Inc.*                                           620,282
     22,496     Global Payments, Inc.                                   686,578
      7,322     Investors Financial Services Corp.                      178,290
-------------------------------------------------------------------------------
                                                                      1,485,150
-------------------------------------------------------------------------------
Food - Dairy Products (1.83%)
     33,240     Dean Foods Co.*                                       1,426,328
-------------------------------------------------------------------------------

Household/Office - Furniture (0.52%)
     23,338     La-Z-Boy, Inc.                                          403,281
-------------------------------------------------------------------------------


                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

10

Berger Mid Cap
Growth Fund
================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (97.00%) - continued
Insurance - Property/Casualty/Title (3.30%)
     10,646     Ambac Financial Group, Inc.                          $  537,836
     29,665     MGIC Investment Corp.                                 1,164,945
     12,335     XL Capital Ltd. - Class A                               873,071
-------------------------------------------------------------------------------
                                                                      2,575,852
-------------------------------------------------------------------------------

Internet - Content (2.60%)
     84,659     Yahoo!, Inc.*                                         2,033,509
-------------------------------------------------------------------------------

Internet - E*Commerce (1.95%)
      8,240     eBay, Inc.*                                             702,790
     19,185     University of Phoenix Online*                           818,240
-------------------------------------------------------------------------------
                                                                      1,521,030
-------------------------------------------------------------------------------

Leisure - Gaming/Equipment (2.81%)
     26,749     International Game Technology*                        2,190,743
-------------------------------------------------------------------------------

Leisure - Hotels & Motels (1.36%)
      7,300     Marriott International, Inc. - Class A                  232,213
     34,935     Starwood Hotels & Resorts
                Worldwide, Inc.                                         831,104
-------------------------------------------------------------------------------
                                                                      1,063,317
-------------------------------------------------------------------------------

Machinery - General Industrial (0.92%)
     25,667     Graco, Inc.                                             721,243
-------------------------------------------------------------------------------

Media - Cable/Satellite TV (0.14%)
      5,840     Cablevision Systems
                New York Group - Class A*                               110,902
-------------------------------------------------------------------------------

Media - Newspapers (0.53%)
      7,665     The McClatchy Co. - Class A                             410,767
-------------------------------------------------------------------------------

Media - Radio/TV (1.12%)
     28,020     Westwood One, Inc.*                                     875,345
-------------------------------------------------------------------------------

Medical - Biomedical/Biotechnology (1.55%)
      1,945     Celgene Corp.*                                           50,726
     19,084     Gilead Sciences, Inc.*                                  801,337
      9,550     Medimmune, Inc.*                                        313,526
      1,100     Neurocrine Biosciences, Inc.*                            45,958
-------------------------------------------------------------------------------
                                                                      1,211,547
-------------------------------------------------------------------------------

Medical - Ethical Drugs (0.53%)
      7,650     Forest Laboratories, Inc.*                              412,870
-------------------------------------------------------------------------------

Medical - Generic Drugs (1.41%)
     19,376     Barr Laboratories, Inc.*                              1,104,403
-------------------------------------------------------------------------------

Medical - Health Maintenance Organizations (1.23%)
     14,535     Anthem, Inc.*                                           962,944
-------------------------------------------------------------------------------

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (97.00%) - continued
Medical - Hospitals (0.59%)
     24,241     Health Management Associates, Inc. -
                Class A                                              $  460,579
-------------------------------------------------------------------------------

Medical - Outpatient/Home Care (1.99%)
     29,533     Lincare Holdings, Inc.*                                 906,368
     20,830     Renal Care Group, Inc.*                                 649,479
-------------------------------------------------------------------------------
                                                                      1,555,847
-------------------------------------------------------------------------------

Medical - Products (9.66%)
     45,952     Biomet, Inc.                                          1,408,429
     21,539     Millipore Corp.*                                        704,325
     46,530     St. Jude Medical, Inc.*                               2,268,338
     22,324     Stryker Corp.                                         1,532,543
     33,561     Zimmer Holdings, Inc.*                                1,632,071
-------------------------------------------------------------------------------
                                                                      7,545,706
-------------------------------------------------------------------------------

Medical - Systems/Equipment (0.95%)
     28,380     Steris Corp.*                                           742,421
-------------------------------------------------------------------------------

Medical/Dental - Services (0.76%)
      9,970     Quest Diagnostics, Inc.                                 595,109
-------------------------------------------------------------------------------

Medical/Dental - Supplies (1.06%)
     56,535     Apogent Technologies, Inc.*                             824,280
-------------------------------------------------------------------------------

Office Supplies Manufacturing (0.75%)
     10,032     Avery Dennison Corp.                                    588,577
-------------------------------------------------------------------------------

Oil & Gas - International Integrated (0.80%)
     14,160     Murphy Oil Corp.                                        625,447
-------------------------------------------------------------------------------

Oil & Gas - Machinery & Equipment (1.30%)
     28,802     Smith International, Inc.*                            1,014,694
-------------------------------------------------------------------------------

Oil & Gas - U.S. Exploration & Production (1.09%)
     21,440     EOG Resources, Inc.                                     848,166
-------------------------------------------------------------------------------

Pollution Control - Equipment (0.82%)
     17,419     Donaldson Co., Inc.                                     637,187
-------------------------------------------------------------------------------

Retail - Apparel/Shoe (2.27%)
     36,353     Chico's FAS, Inc.*                                      727,060
     27,200     Coach, Inc.*                                          1,042,576
-------------------------------------------------------------------------------
                                                                      1,769,636
-------------------------------------------------------------------------------

Retail - Home Furnishings (0.62%)
     30,336     Pier 1 Imports, Inc.                                    481,129
-------------------------------------------------------------------------------

Retail - Restaurants (2.80%)
     29,106     Darden Restaurants, Inc.                                519,542
     22,292     Outback Steakhouse, Inc.                                788,691
     36,191     Yum! Brands, Inc.*                                      880,527
-------------------------------------------------------------------------------
                                                                      2,188,760
-------------------------------------------------------------------------------

                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares/Par Value                                                          Value
-------------------------------------------------------------------------------
Common Stock (97.00%) - continued
Retail/Wholesale - Auto Parts (2.40%)
     11,538     Advance Auto Parts, Inc.*                           $   533,632
     19,522     Autozone, Inc.*                                       1,341,357
-------------------------------------------------------------------------------
                                                                      1,874,989
-------------------------------------------------------------------------------

Retail/Wholesale - Office Supplies (1.98%)
     84,332     Staples, Inc.*                                        1,545,806
-------------------------------------------------------------------------------

Soap & Cleaning Preparations (1.59%)
     25,087     Ecolab, Inc.                                          1,237,542
-------------------------------------------------------------------------------

Textile - Apparel Manufacturing (0.36%)
      9,030     Liz Claiborne, Inc.                                     279,208
-------------------------------------------------------------------------------

Textile - Mill/Household (1.41%)
     22,980     Mohawk Industries, Inc.*                              1,101,661
-------------------------------------------------------------------------------

Transportation - Airlines (1.24%)
     23,390     Ryanair Holdings PLC -
                Sponsored ADR*                                          969,983
-------------------------------------------------------------------------------

Utility - Gas Distribution (3.14%)
     54,466     Kinder Morgan, Inc.                                   2,450,970
-------------------------------------------------------------------------------
Total Common Stock
(Cost $74,378,555)                                                   75,737,818
-------------------------------------------------------------------------------

Repurchase Agreement (2.82%)
 $2,204,000     State Street Repurchase Agreement,
                1.20%, dated 3/31/2003,
                due 4/1/2003, to be repurchased
                at $2,204,073#                                        2,204,000
-------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost $2,204,000)                                                     2,204,000
-------------------------------------------------------------------------------
Total Investments (Cost $76,582,555) (99.82%)                        77,941,818
Total Other Assets, Less Liabilities (0.18%)                            137,034
-------------------------------------------------------------------------------
Net Assets (100.00%)                                                $78,078,852
-------------------------------------------------------------------------------

* Non-income producing security
# - The repurchase agreement is fully collateralized by FHLB Agency Note with a value of $2,252,125.
ADR - American Depositary Receipt.
FHLB - Federal Home Loan Bank.
PLC - Public Limited Company.

See notes to financial statements.

                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

12

Berger Small Company
Growth Fund
================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (100.54%)
Banks - West/Southwest (1.70%)
     61,600     East West Bancorp, Inc.                             $ 1,900,360
     60,420     UCBH Holdings, Inc.                                   2,657,272
-------------------------------------------------------------------------------
                                                                      4,557,632
-------------------------------------------------------------------------------

Building - Mobile/Manufactured/RV (0.88%)
     46,870     Thor Industries, Inc.                                 1,173,156
     43,755     Winnebago Industries, Inc.                            1,190,136
-------------------------------------------------------------------------------
                                                                      2,363,292
-------------------------------------------------------------------------------

Chemicals - Specialty (1.61%)
    162,780     Airgas, Inc.*                                         3,013,058
     34,360     Minerals Technologies, Inc.                           1,309,459
-------------------------------------------------------------------------------
                                                                      4,322,517
-------------------------------------------------------------------------------

Commercial Services - Healthcare (0.17%)
     27,426     NDCHealth Corp.                                         459,934
-------------------------------------------------------------------------------

Commercial Services - Miscellaneous (5.43%)
     51,635     Arbitron, Inc.*                                       1,636,829
    551,799     Exult, Inc.*                                          4,044,687
     94,471     FTI Consulting, Inc.*                                 4,366,450
     35,000     Resources Connection, Inc.*                             744,800
      6,400     The Advisory Board Co.*                                 223,680
     99,378     The Corporate Executive Board Co.*                    3,539,844
-------------------------------------------------------------------------------
                                                                     14,556,290
-------------------------------------------------------------------------------

Commercial Services - Schools (4.55%)
     53,090     Career Education Corp.*                               2,597,163
    122,120     Corinthian Colleges, Inc.*                            4,823,740
    102,701     ITT Educational Services, Inc.*                       2,875,628
     34,612     Strayer Education, Inc.                               1,900,199
-------------------------------------------------------------------------------
                                                                     12,196,730
-------------------------------------------------------------------------------

Commercial Services - Security/Safety (0.78%)
     97,560     Kroll, Inc.*                                          2,088,760
-------------------------------------------------------------------------------

Commercial Services - Staffing (2.23%)
     228,055    AMN Healthcare Services, Inc.*                        2,504,044
     327,340    Medical Staffing Network
                Holdings, Inc.*                                       3,469,804
-------------------------------------------------------------------------------
                                                                      5,973,848
-------------------------------------------------------------------------------

Computer - Integrated Systems (0.81%)
     61,642     Kronos, Inc.*                                         2,160,552
-------------------------------------------------------------------------------

Computer - Memory Devices (0.32%)
    139,905     Dot Hill Systems Corp.*                                 856,219
-------------------------------------------------------------------------------

Computer - Networking (1.18%)
    113,789     Avocent Corp.*                                        2,655,835
     17,607     Black Box Corp.                                         521,696
-------------------------------------------------------------------------------
                                                                      3,177,531
-------------------------------------------------------------------------------

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (100.54%) - continued
Computer - Services (4.96%)
     79,555     CACI International, Inc.*                           $ 2,653,955
     68,438     Cognizant Technology Solutions Corp.*                 4,609,299
    173,230     ManTech International Corp.*                          2,567,096
     56,281     PEC Solutions, Inc.*                                    662,990
    277,235     Tier Technologies, Inc. - Class B*                    2,805,618
-------------------------------------------------------------------------------
                                                                     13,298,958
-------------------------------------------------------------------------------

Computer Software - Educational/Entertainment (1.24%)
    149,213     Take-Two Interactive Software, Inc.*                  3,334,911
-------------------------------------------------------------------------------

Computer Software - Enterprise (1.15%)
    146,131     Documentum, Inc.*                                     1,917,239
    226,800     Legato Systems, Inc.*                                 1,163,484
-------------------------------------------------------------------------------
                                                                      3,080,723
-------------------------------------------------------------------------------

Computer Software - Finance (0.05%)
      8,810     Digital Insight Corp.*                                  122,900
-------------------------------------------------------------------------------

Computer Software - Medical (0.08%)
      6,770     Cerner Corp.*                                           219,213
-------------------------------------------------------------------------------

Computer Software - Security (0.14%)
     38,112     Internet Security Systems, Inc.*                        378,452
-------------------------------------------------------------------------------

Cosmetics/Personal Care (0.35%)
     49,153     NBTY, Inc.*                                             931,941
-------------------------------------------------------------------------------

Electrical - Control Instruments (0.85%)
     78,820     Roper Industries, Inc.                                2,273,957
-------------------------------------------------------------------------------

Electronics - Laser Systems/Components (0.40%)
     45,710     Cymer, Inc.*                                          1,081,041
-------------------------------------------------------------------------------

Electronics - Measuring Instruments (0.48%)
     76,844     Itron, Inc.*                                          1,284,063
-------------------------------------------------------------------------------

Electronics - Military Systems (0.18%)
     19,750     DRS Technologies, Inc.*                                 493,947
-------------------------------------------------------------------------------

Electronics - Miscellaneous Products (0.49%)
     40,000     AMETEK, Inc.                                          1,320,400
-------------------------------------------------------------------------------
Electronics - Scientific Instruments (1.80%)
     90,216     FEI Co.*                                              1,439,847
     51,369     Flir Systems, Inc.*                                   2,435,404
     33,536     Varian, Inc.*                                           961,142
-------------------------------------------------------------------------------
                                                                      4,836,393
-------------------------------------------------------------------------------

Electronics - Semiconductor Equipment (2.23%)
     58,160     Asyst Technologies, Inc.*                               315,227
     53,469     Cabot Microelectronics Corp.*                         2,238,747
     57,540     DuPont Photomasks, Inc.*                              1,154,253
    157,085     Rudolph Technologies, Inc.*                           2,269,878
-------------------------------------------------------------------------------
                                                                      5,978,105
-------------------------------------------------------------------------------

                      Berger Funds o March 31, 2003 Combined Semi-Annual Report

================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (100.54%) - continued
Electronics - Semiconductor Manufacturing (3.66%)
    114,929     Exar Corp.*                                         $ 1,460,748
    126,270     InterDigital Communications Corp.*                    2,857,869
    160,940     Marvell Technology Group Ltd.*                        3,410,319
    100,430     Rambus, Inc.*                                         1,326,680
     26,945     RF Micro Devices, Inc.*                                 162,451
     34,829     Sandisk Corp.*                                          585,824
-------------------------------------------------------------------------------
                                                                      9,803,891
-------------------------------------------------------------------------------

Finance - Savings & Loan (0.52%)
     43,925     WSFS Financial Corp.                                  1,388,030
-------------------------------------------------------------------------------

Financial Services - Miscellaneous (1.56%)
    307,978     Euronet Worldwide, Inc.*                              2,463,824
     70,070     Investors Financial Services Corp.                    1,706,204
-------------------------------------------------------------------------------
                                                                      4,170,028
-------------------------------------------------------------------------------

Food - Miscellaneous Preparation (0.72%)
     44,791     American Italian Pasta Co. - Class A*                 1,937,211
-------------------------------------------------------------------------------

Funeral Services & Related (0.82%)
     94,520     Matthews International Corp. -
                Class A                                               2,189,083
-------------------------------------------------------------------------------

Household/Office Furniture (0.60%)
     82,135     Furniture Brands International, Inc.*                 1,606,561
-------------------------------------------------------------------------------

Insurance - Property/Casualty/Title (1.05%)
     75,095     Fidelity National Information
                Solutions, Inc.*                                      1,333,762
     43,145     Triad Guaranty, Inc.*                                 1,482,462
-------------------------------------------------------------------------------
                                                                      2,816,224
-------------------------------------------------------------------------------

Internet - E*Commerce (0.31%)
    197,715     E*trade Group, Inc.*                                    832,380
-------------------------------------------------------------------------------

Leisure - Gaming/Equipment (1.65%)
    141,165     Multimedia Games, Inc.*                               2,714,603
     84,378     Shuffle Master, Inc.*                                 1,700,301
-------------------------------------------------------------------------------
                                                                      4,414,904
-------------------------------------------------------------------------------

Leisure - Hotels & Motels (1.67%)
    200,245     Fairmont Hotels & Resorts, Inc.                       4,345,273
      5,000     Four Seasons Hotels, Inc.                               135,850
-------------------------------------------------------------------------------
                                                                      4,481,123
-------------------------------------------------------------------------------

Leisure - Products (2.51%)
    101,475     Polaris Industries, Inc.                              5,045,337
     56,322     SCP Pool Corp.*                                       1,673,327
-------------------------------------------------------------------------------
                                                                      6,718,664
-------------------------------------------------------------------------------

Machine - Tools & Related Products (1.44%)
    137,430     Kennametal, Inc.                                      3,865,906
-------------------------------------------------------------------------------

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (100.54%) - continued
Media - Books (1.26%)
    210,155     Information Holdings, Inc.*                         $ 3,383,495
-------------------------------------------------------------------------------

Media - Radio/TV (0.83%)
     65,000     Cumulus Media, Inc. - Class A*                          946,400
    141,380     Gray Television, Inc.                                 1,272,420
-------------------------------------------------------------------------------
                                                                      2,218,820
-------------------------------------------------------------------------------

Medical - Biomedical/Biotechnology (5.78%)
    453,990     Alkermes, Inc.*                                       4,117,689
    344,605     Ligand Pharmaceuticals, Inc.*                         2,236,486
     71,461     Neurocrine Biosciences, Inc.*                         2,985,641
    139,616     Scios, Inc.*                                          6,151,481
-------------------------------------------------------------------------------
                                                                     15,491,297
-------------------------------------------------------------------------------

Medical - Ethical Drugs (1.32%)
    210,975     Connetics Corp.*                                      3,533,831
-------------------------------------------------------------------------------

Medical - Generic Drugs (0.62%)
     43,440     Taro Pharmaceutical Industries Ltd.*                  1,662,883
-------------------------------------------------------------------------------

Medical - Health Maintenance Organizations (0.62%)
     57,020     Centene Corp.*                                        1,665,554
-------------------------------------------------------------------------------

Medical - Hospitals (2.65%)
    344,855     Province Healthcare Co.*                              3,051,967
    219,035     United Surgical Partners
                International, Inc.*                                  4,049,957
-------------------------------------------------------------------------------
                                                                      7,101,924
-------------------------------------------------------------------------------

Medical - Products (9.25%)
     76,577     Bio-Rad Laboratories, Inc.*                           2,737,628
     86,538     Biosite, Inc.*                                        3,323,925
     65,400     Cambrex Corp.                                         1,570,908
     74,841     INAMED Corp.*                                         2,677,062
    141,080     Mentor Corp.                                          2,413,879
     86,047     ResMed, Inc.*                                         2,751,783
    103,946     Respironics, Inc.*                                    3,572,728
    113,330     Sepracor, Inc.*                                       1,534,488
     51,777     SurModics, Inc.*                                      1,600,427
    148,940     Wright Medical Group, Inc.                            2,609,429
-------------------------------------------------------------------------------
                                                                     24,792,257
-------------------------------------------------------------------------------

Medical - Wholesale Drugs/Supplies (1.25%)
    125,444     Priority Healthcare Corp. - Class B*                $ 3,343,083
-------------------------------------------------------------------------------

Medical/Dental - Services (3.53%)
    188,935     Accredo Health, Inc.*                                 4,598,489
    209,947     Covance, Inc.*                                        4,853,975
-------------------------------------------------------------------------------
                                                                      9,452,464
-------------------------------------------------------------------------------

Oil & Gas - Field Services (1.12%)
    166,903     Cal Dive International, Inc.*                         3,005,923
-------------------------------------------------------------------------------

                      Berger Funds o March 31, 2003 Combined Semi-Annual Report

14

BERGER SMALL COMPANY
GROWTH FUND
================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (100.54%) - continued
Pollution Control - Services (2.34%)
    116,623     Stericycle, Inc.*                                   $ 4,383,859
     55,169     Waste Connections, Inc.*                              1,903,330
-------------------------------------------------------------------------------
                                                                      6,287,189
-------------------------------------------------------------------------------

Retail - Apparel/Shoe (2.07%)
    217,609     Gymboree Corp.*                                       3,272,840
     98,162     Hot Topic, Inc.*                                      2,288,156
-------------------------------------------------------------------------------
                                                                      5,560,996
-------------------------------------------------------------------------------

Retail - Discount & Variety (0.90%)
     86,530     Fred's, Inc.                                          2,409,860
-------------------------------------------------------------------------------

Retail - Home Furnishings (1.46%)
     71,204     Cost Plus, Inc.*                                      1,874,089
    100,386     Linens 'n Things, Inc.*                               2,039,844
-------------------------------------------------------------------------------
                                                                      3,913,933
-------------------------------------------------------------------------------

Retail - Miscellaneous/Diversified (1.28%)
    106,735     A.C. Moore Arts & Crafts, Inc.*                       1,476,145
    111,810     Movie Gallery, Inc.*                                  1,947,730
-------------------------------------------------------------------------------
                                                                      3,423,875
-------------------------------------------------------------------------------

Retail - Restaurants (2.44%)
     86,850     California Pizza Kitchen, Inc.*                       1,997,550
     19,476     P.F. Chang's China Bistro, Inc.*                        720,612
     62,039     Panera Bread Co.*                                     1,891,569
     69,486     RARE Hospitality International, Inc.*                 1,934,490
-------------------------------------------------------------------------------
                                                                      6,544,221
-------------------------------------------------------------------------------

Retail/Wholesale - Building Products (0.50%)
     40,897     Tractor Supply Co.*                                   1,350,419
-------------------------------------------------------------------------------

Retail/Wholesale - Food (0.79%)
     82,677     United Natural Foods, Inc.*                           2,108,263
-------------------------------------------------------------------------------

Telecommunications Equipment (1.65%)
  1,197,030     Arris Group, Inc.*                                    4,429,011
-------------------------------------------------------------------------------

Textile - Apparel Manufacturing (0.80%)
     69,943     Quicksilver, Inc.*                                    2,141,655
-------------------------------------------------------------------------------

Transportation - Services (1.21%)
    119,200     Pacer International, Inc.*                            1,493,576
     62,635     UTI Worldwide, Inc.                                   1,753,780
-------------------------------------------------------------------------------
                                                                      3,247,356
-------------------------------------------------------------------------------

Transportation - Shipping (0.51%)
     81,440     Overseas Shipholding Group, Inc.                      1,360,048
-------------------------------------------------------------------------------

Transportation - Truck (5.10%)
     90,905     CNF Transportation, Inc.                              2,768,057
    100,346     Heartland Express, Inc.*                              1,924,636
-------------------------------------------------------------------------------

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares/Par Value                                                          Value
-------------------------------------------------------------------------------
Common Stock (100.54%) - continued
Transportation - Truck (5.10%) - continued
     54,065     J.B. Hunt Transport Services, Inc.*               $   1,455,430
    112,308     Knight Transportation, Inc.*                          2,211,345
     37,190     Landstar System, Inc.*                                2,136,565
    110,475     Swift Transportation Co., Inc.*                       1,767,600
     58,230     Yellow Corp.*                                         1,405,090
-------------------------------------------------------------------------------
                                                                     13,668,723
-------------------------------------------------------------------------------

Trucks & Parts - Heavy Duty (0.69%)
     29,540     Oshkosh Truck Corp.                                   1,840,342
-------------------------------------------------------------------------------
Total Common Stock
(Cost $248,193,906)                                                 269,509,739
-------------------------------------------------------------------------------

Preferred Stock - Convertible (0.00%)
Computer - Peripheral Equipment (0.00%)
    665,000     Candescent Technologies Corp.*@X                          6,650
-------------------------------------------------------------------------------
Total Preferred Stock - Convertible
(Cost $3,657,500)                                                         6,650
-------------------------------------------------------------------------------

Warrants (0.00%)
     33,280     Timco Aviation Services, Inc. -
                Expires 2/27/2007, strike price $5.16                         3
-------------------------------------------------------------------------------

Repurchase Agreement (1.26%)
 $3,375,000     State Street Repurchase Agreement,
                1.20%, dated 3/31/2003, due
                4/1/2003, to be repurchased
                at $3,375,113#                                        3,375,000
-------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost $3,375,000)                                                     3,375,000
-------------------------------------------------------------------------------
Total Investments (Cost $255,226,406) (101.80%)                     272,891,389
Total Other Assets, Less Liabilities (-1.80%)                        (4,834,700)
-------------------------------------------------------------------------------
Net Assets (100.00%)                                               $268,056,689
-------------------------------------------------------------------------------

* Non-income producing security
@ - Security valued at fair value determined in good faith pursuant to procedures established by and under the supervision of the Fund's trustees.
# - The repurchase agreement is fully collateralized by Freddie Mac Agency Note with a value of $3,443,773.

X Schedule of Restricted Securities and/or Illiquid Securities

                                                                    Fair Value
                       Date                        Fair               as a %
                     Acquired       Cost           Value          of Net Assets
--------------------------------------------------------------------------------
Candescent
Technologies Corp. -
Series E -
  Preferred Stock    5/1/1996    $3,657,500       $6,650             0.00%
--------------------------------------------------------------------------------
                                                  $6,650             0.00%
--------------------------------------------------------------------------------

See notes to financial statements.


                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

BERGER INFORMATION
TECHNOLOGY FUND
================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (95.58%)
Commercial Services - Miscellaneous (4.52%)
     19,200     Accenture Ltd. - Class A*                           $   297,600
     20,980     Automatic Data Processing, Inc.                         645,974
-------------------------------------------------------------------------------
                                                                        943,574
-------------------------------------------------------------------------------

Commercial Services - Security/Safety (1.08%)
     50,000     Identix, Inc.*                                          225,000
-------------------------------------------------------------------------------

Computer - Integrated Systems (1.42%)
     16,200     NCR Corp.*                                              297,108
-------------------------------------------------------------------------------

Computer - Manufacturers (3.76%)
      6,800     Dell Computer Corp.*                                    185,708
      6,400     International Business Machines Corp.                   501,952
     29,720     Sun Microsystems, Inc.*                                  96,887
-------------------------------------------------------------------------------
                                                                        784,547
-------------------------------------------------------------------------------

Computer - Memory Devices (1.61%)
     30,000     Network Appliance, Inc.*                                335,700
-------------------------------------------------------------------------------

Computer - Networking (3.17%)
     10,600     Brocade Communications Systems, Inc.*                    51,728
     31,200     Cisco Systems, Inc.*                                    404,976
      5,500     QLogic Corp.*                                           204,270
-------------------------------------------------------------------------------
                                                                        660,974
-------------------------------------------------------------------------------

Computer - Services (5.17%)
     12,000     American Management Systems, Inc.*                      144,960
      7,800     Cognizant Technology Solutions Corp.*                   525,330
      9,455     Electronic Data Systems Corp.                           166,408
     22,000     Gartner, Inc. - Class A*                                152,900
     98,800     StorageNetworks, Inc.*                                   88,920
-------------------------------------------------------------------------------
                                                                      1,078,518
-------------------------------------------------------------------------------

Computer Software - Desktop (4.93%)
     15,000     Borland Software Corp.*                                 138,000
     36,800     Microsoft Corp.                                         890,928
-------------------------------------------------------------------------------
                                                                      1,028,928
-------------------------------------------------------------------------------

Computer Software - Enterprise (17.64%)
     41,600     Actuate Corp.*                                           57,783
     74,700     Brio Technology, Inc.*                                  107,568
      3,100     Business Objects SA*                                     50,685
      8,800     Citrix Systems, Inc.*                                   115,808
     11,000     Cognos, Inc.*                                           249,931
      8,000     Computer Associates International, Inc.                 109,280
     22,000     Documentum, Inc.*                                       288,640
     13,593     Hyperion Solutions Corp.*                               329,630
     13,500     Informatica Corp.*                                       87,075
     16,000     IONA Technologies PLC - ADR*                             33,280
      7,500     Manugistics Group, Inc.*                                 17,100
-------------------------------------------------------------------------------

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (95.58%) - continued
Computer Software - Enterprise (17.64%) - continued
     22,400     Mercury Interactive Corp.*                          $   664,832
     20,000     Oracle Corp.*                                           216,980
     15,100     Peoplesoft, Inc.*                                       231,030
     25,400     SAP AG - Spon. ADR                                      481,584
     25,000     Serena Software, Inc.*                                  399,025
     30,000     Siebel Systems, Inc.*                                   240,300
-------------------------------------------------------------------------------
                                                                      3,680,531
-------------------------------------------------------------------------------

Computer Software - Finance (6.59%)
     20,000     Intuit, Inc.*                                           744,000
     29,600     Sungard Data Systems, Inc.*                             630,480
-------------------------------------------------------------------------------
                                                                      1,374,480
-------------------------------------------------------------------------------

Computer Software - Security (9.76%)
     42,050     Check Point Software Technologies Ltd.*                 608,464
     25,600     Internet Security Systems, Inc.*                        254,208
     30,000     Symantec Corp.*                                       1,175,400
-------------------------------------------------------------------------------
                                                                      2,038,072
-------------------------------------------------------------------------------

Diversified Operations (1.18%)
      7,000     Hitachi Ltd. - Spon. ADR                                246,050
-------------------------------------------------------------------------------

Electronics - Miscellaneous Products (1.10%)
     15,200     Plexus Corp.*                                           139,080
     30,000     Solectron Corp.*                                         90,600
-------------------------------------------------------------------------------
                                                                        229,680
-------------------------------------------------------------------------------

Electronics - Semiconductor Manufacturing (16.66%)
     25,200     Analog Devices, Inc.*                                   693,000
     15,000     Cree, Inc.*                                             277,800
     18,500     Intel Corp.                                             301,180
     27,000     Marvell Technology Group Ltd.*                          572,130
     26,000     RF Micro Devices, Inc.*                                 156,754
     23,840     Texas Instruments, Inc.                                 390,261
     16,800     TriQuint Semiconductor, Inc.*                            47,376
     40,000     Vitesse Semiconductor Corp.*                             85,600
     40,700     Xilinx, Inc.*                                           952,787
-------------------------------------------------------------------------------
                                                                      3,476,888
-------------------------------------------------------------------------------

Financial Services - Miscellaneous (8.71%)
     14,000     Concord EFS, Inc.*                                      131,600
     32,300     First Data Corp.                                      1,195,423
     15,600     Fiserv, Inc.*                                           491,088
-------------------------------------------------------------------------------
                                                                      1,818,111
--------------------------------------------------------------------------------

Internet - Content (0.93%)
      8,069     Yahoo!, Inc.*                                           193,816
-------------------------------------------------------------------------------

Internet - Security/Solutions (1.27%)
     30,300     VeriSign, Inc.*                                         264,822
-------------------------------------------------------------------------------

                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

16


BERGER INFORMATION
TECHNOLOGY FUND
================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares/Par Value                                                          Value
-------------------------------------------------------------------------------
Common Stock (95.58%) - continued
Internet - Software (2.02%)
     80,200     Interwoven, Inc.*                                   $   145,964
     30,270     Webmethods, Inc.*                                       276,365
-------------------------------------------------------------------------------
                                                                        422,329
-------------------------------------------------------------------------------
Oil & Gas - Machinery & Equipment (0.74%)
     10,000     Hewlett-Packard Co.                                     155,500
-------------------------------------------------------------------------------
Telecommunications - Equipment (1.64%)
     9,500      QUALCOMM, Inc.                                          342,570
-------------------------------------------------------------------------------
Telecommunications Equipment (1.68%)
     25,000     Nokia Corp. - Spon. ADR                                 350,250
-------------------------------------------------------------------------------
Total Common Stock
(Cost $35,900,575)                                                   19,947,448
-------------------------------------------------------------------------------

Repurchase Agreement (4.70%)
   $981,000     State Street Repurchase Agreement,
                1.20%, dated 3/31/2003, due
                4/1/2003, to be repurchased
                at $981,033#                                            981,000
-------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost $981,000)                                                         981,000
-------------------------------------------------------------------------------
Total Investments (Cost $36,881,575) (100.30%)                       20,928,448
Total Other Assets, Less Liabilities (-0.30%)                           (58,960)
-------------------------------------------------------------------------------
Net Assets (100.00%)                                                $20,869,488
-------------------------------------------------------------------------------

* Non-income producing security
# - The repurchase agreement is fully collateralized by Sallie Mae Agency Note with a value of $1,002,231.
ADR - American Depositary Receipt.
PLC - Public Limited Company.

See notes to financial statements.

                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

BERGER SMALL CAP
VALUE FUND II
================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (97.86%)
Agricultural Operations (1.64%)
      6,171     Delta and Pine Land Co.                             $   139,526
-------------------------------------------------------------------------------

Banks - Midwest (4.55%)
      4,474     1st Source Corp.                                         57,267
      3,660     First Defiance Financial Corp.                           67,893
      2,397     First Financial Corp.                                   113,282
      2,406     Peoples Bancorp., Inc.                                   55,723
      2,503     UMB Financial Corp.                                      91,860
-------------------------------------------------------------------------------
                                                                        386,025
-------------------------------------------------------------------------------

Banks - Northeast (9.51%)
      4,558     Camden National Corp.                                   114,634
      4,166     CCBT Financial Companies, Inc.                           91,652
      3,479     Community Bank System, Inc.                             109,345
      8,680     First Commonwealth Financial Corp.                      101,122
      3,500     Omega Financial Corp.                                   121,625
      4,445     The First of Long Island Corp.                          153,130
      5,686     Washington Trust Bancorp., Inc.                         114,914
-------------------------------------------------------------------------------
                                                                        806,422
-------------------------------------------------------------------------------

Banks - Southeast (5.01%)
      2,724     BancorpSouth, Inc.                                       50,122
      5,840     Bank of Granite Corp.                                    97,002
      1,083     First Citizens BancShares, Inc. - Class A               101,900
      4,883     Simmons First National Corp. - Class A                  176,032
-------------------------------------------------------------------------------
                                                                        425,056
-------------------------------------------------------------------------------

Banks - West/Southwest (5.13%)
      2,761     BancFirst Corp.                                         121,788
     10,716     Nara Bancorp., Inc.                                     136,415
      2,535     Silicon Valley Bancshares*                               46,112
      5,182     TriCo Bancshares                                        131,104
-------------------------------------------------------------------------------
                                                                        435,419
-------------------------------------------------------------------------------

Building - Air Conditioning & Heating Products (1.05%)
      2,168     Tecumseh Products Co. - Class A                          88,845
-------------------------------------------------------------------------------

Building - Construction Products/Miscellaneous (1.16%)
      2,979     The Genlyte Group, Inc.*                                 98,516
-------------------------------------------------------------------------------

Chemicals - Basic (1.58%)
      8,909     Symyx Technologies, Inc.*                               133,724
-------------------------------------------------------------------------------

Chemicals - Specialty (1.73%)
      6,133     Cabot Corp.                                             146,333
-------------------------------------------------------------------------------

Commercial Services - Printing (1.44%)
     12,206     Bowne & Co., Inc.                                       122,060
-------------------------------------------------------------------------------

Commercial Services - Staffing (0.67%)
14,413          Spherion Corp.*                                          57,220
-------------------------------------------------------------------------------

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (97.86%) - continued
Computer - Integrated Systems (1.75%)
      3,440     Kronos, Inc.*                                       $   120,572
      9,394     Wind River Systems, Inc.*                                27,994
-------------------------------------------------------------------------------
                                                                        148,566
-------------------------------------------------------------------------------

Computer - Networking (1.04%)
     20,297     Extreme Networks, Inc.*                                  87,886
-------------------------------------------------------------------------------

Computer - Services (0.36%)
      2,524     American Management Systems, Inc.*                       30,490
-------------------------------------------------------------------------------

Computer Software - Educational/Entertainment (1.01%)
      3,845     Take-Two Interactive Software, Inc.*                     85,936
-------------------------------------------------------------------------------

Computer Software - Enterprise (5.33%)
      6,451     Documentum, Inc.*                                        84,637
      3,755     Hyperion Solutions Corp.*                                91,059
     14,465     Lightbridge, Inc.*                                       92,287
      3,140     NetIQ Corp.*                                             35,042
     11,507     Sybase, Inc.*                                           149,016
-------------------------------------------------------------------------------
                                                                        452,041
-------------------------------------------------------------------------------

Electrical - Control Instruments (0.86%)
      5,339     CIRCOR International, Inc.                               72,557
-------------------------------------------------------------------------------

Electronics - Miscellaneous Components (0.55%)
      5,981     KEMET Corp.*                                             46,652
-------------------------------------------------------------------------------

Electronics - Miscellaneous Products (0.48%)
      4,493     Plexus Corp.*                                            41,111
-------------------------------------------------------------------------------

Electronics - Semiconductor Equipment (1.83%)
      3,982     DuPont Photomasks, Inc.*                                 79,879
      6,616     Lam Research Corp.*                                      75,350
-------------------------------------------------------------------------------
                                                                        155,229
-------------------------------------------------------------------------------

Electronics - Semiconductor Manufacturing (2.67%)
      4,159     Marvell Technology Group Ltd.*                           88,129
      9,563     RF Micro Devices, Inc.*                                  57,656
      6,277     Zoran Corp.*                                             81,036
-------------------------------------------------------------------------------
                                                                        226,821
-------------------------------------------------------------------------------

Fiber Optic Components (0.76%)
     66,151     Optical Communication Products, Inc.*                    64,166
-------------------------------------------------------------------------------

Finance - REIT (6.94%)
      2,358     Alexandria Real Estate Equities, Inc.                    99,154
      2,528     AMB Property Corp.                                       71,416
      2,043     Chelsea Property Group, Inc.                             76,102
      3,809     Cousins Properties, Inc.                                 98,463
      1,136     Home Properties of New York, Inc.                        37,715
      3,173     Manufactured Home Communities, Inc.                      93,921
      2,747     National Health Investors, Inc.                          42,166
      2,244     Shurgard Storage Centers, Inc. - Class A                 69,676
-------------------------------------------------------------------------------
                                                                        588,613
-------------------------------------------------------------------------------

                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

18

BERGER SMALL CAP
VALUE FUND II
================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (97.86%) - continued
Finance - Savings & Loan (5.11%)
      4,125     FirstFed Financial Corp.*                           $   124,534
      4,358     Parkvale Financial Corp.                                 95,876
      3,257     Provident Financial Holdings, Inc.                       92,108
      3,837     WSFS Financial Corp.                                    121,249
-------------------------------------------------------------------------------
                                                                        433,767
-------------------------------------------------------------------------------

Internet - Software (0.99%)
      9,235     Webmethods, Inc.*                                        84,316
-------------------------------------------------------------------------------

Leisure - Toys/Games/Hobby (1.53%)
      8,470     Racing Champions Ertl Corp.*                            130,014
-------------------------------------------------------------------------------

Media - Cable/Satellite TV (1.74%)
      8,811     Applied Industrial Technologies, Inc.                   147,232
-------------------------------------------------------------------------------

Medical - Health Maintenance Organizations (1.24%)
      3,591     AMERIGROUP Corp.*                                       105,073
-------------------------------------------------------------------------------

Medical - Systems/Equipment (1.10%)
      3,440     Datascope Corp.                                          93,155
-------------------------------------------------------------------------------

Medical/Dental - Supplies (1.45%)
      4,116     The Cooper Companies, Inc.                              123,068
-------------------------------------------------------------------------------

Metal - Processing & Fabrication (1.50%)
      6,839     Maverick Tube Corp.*                                    127,205
-------------------------------------------------------------------------------

Office - Equipment & Automation (1.28%)
      3,811     HON INDUSTRIES, Inc.                                    108,613
-------------------------------------------------------------------------------

Oil & Gas - Drilling (0.74%)
      2,498     Atwood Oceanics, Inc.*                                   63,050
-------------------------------------------------------------------------------

Oil & Gas - Field Services (1.07%)
      3,930     TETRA Technologies, Inc.*                                90,390
-------------------------------------------------------------------------------

Oil & Gas - Transport/Pipeline (2.34%)
      2,731     El Paso Energy Partners, L.P.                            84,743
      1,827     TEPPCO Partners, L.P.                                    57,806
      1,509     Williams Energy Partners, L.P.                           55,682
-------------------------------------------------------------------------------
                                                                        198,231
-------------------------------------------------------------------------------

Retail - Miscellaneous/Diversified (2.46%)
      3,789     Group 1 Automotive, Inc.*                                81,085
      7,320     Movie Gallery, Inc.*                                    127,514
-------------------------------------------------------------------------------
                                                                        208,599
-------------------------------------------------------------------------------

Retail - Super/Mini Markets (2.84%)
     10,031     Ruddick Corp.                                           123,381
      3,849     Weis Markets, Inc.                                      117,818
-------------------------------------------------------------------------------
                                                                        241,199
-------------------------------------------------------------------------------



                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares/Par Value                                                          Value
-------------------------------------------------------------------------------
Common Stock (97.86%) - continued
Retail/Wholesale - Jewelry (1.52%)
      3,925     Zale Corp.*                                         $   128,504
-------------------------------------------------------------------------------

Retail/Wholesale - Office Supplies (1.09%)
      4,315     United Stationers, Inc.*                                 92,125
-------------------------------------------------------------------------------

Steel - Specialty Alloys (1.55%)
     13,397     RTI International Metals, Inc.*                         131,291
-------------------------------------------------------------------------------

Telecommunications - Equipment (2.13%)
      8,007     Dycom Industries, Inc.*                                  82,712
      7,117     Scientific-Atlanta, Inc.                                 97,788
-------------------------------------------------------------------------------
                                                                        180,500
-------------------------------------------------------------------------------

Telecommunications - Wireless Services (1.65%)
      8,941     Boston Communications Group, Inc.*                      140,016
-------------------------------------------------------------------------------

Textile - Apparel Manufacturing (1.33%)
     11,674     Nautica Enterprises, Inc.*                              113,238
-------------------------------------------------------------------------------

Tobacco (1.21%)
      2,709     Universal Corp.                                         102,292
-------------------------------------------------------------------------------

Trucks & Parts - Heavy Duty (0.82%)
      6,346     Stewart & Stevenson Services, Inc.                       69,171
-------------------------------------------------------------------------------

Utility - Electric Power (0.99%)
      3,235     Otter Tail Corp.                                         83,786
-------------------------------------------------------------------------------

Utility - Gas Distribution (1.24%)
      2,352     Atmos Energy Corp.                                       50,003
      1,544     Piedmont Natural Gas Co., Inc.                           55,044
-------------------------------------------------------------------------------
                                                                        105,047
-------------------------------------------------------------------------------

Utility - Water Supply (1.89%)
      6,695     American States Water Co.                               160,010
-------------------------------------------------------------------------------

Total Common Stock
(Cost $9,138,800)                                                     8,299,106
-------------------------------------------------------------------------------

Repurchase Agreement (1.15%)
    $98,000     State Street Repurchase Agreement,
                1.20%, dated 3/31/2003, due 4/1/2003,
                to be repurchased at $98,003#                            98,000
-------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost $98,000)                                                           98,000
-------------------------------------------------------------------------------
Total Investments (Cost $9,236,800) (99.01%)                          8,397,106
Total Other Assets, Less Liabilities (0.99%)                             83,805
-------------------------------------------------------------------------------
Net Assets (100.00%)                                                 $8,480,911
-------------------------------------------------------------------------------

* Non-income producing security
# - The repurchase agreement is fully collateralized by FHLB Agency Note with a value of $101,475.
FHLB - Federal Home Loan Bank.

See notes to financial statements.

                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

BERGER
BALANCED FUND
================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (49.40%)
Aerospace/Defense (0.47%)
      3,960     General Dynamics Corp.                              $   218,077
-------------------------------------------------------------------------------

Automobiles (0.54%)
      9,121     Bayerische Motoren Werke AG                             252,956
-------------------------------------------------------------------------------

Beverages - Alcoholic (1.20%)
     12,000     Anheuser-Busch Companies, Inc.                          559,320
-------------------------------------------------------------------------------

Beverages - Soft Drinks (0.30%)
      7,755     Pepsi Bottling Group, Inc.                              139,047
-------------------------------------------------------------------------------

Banks - Money Center (0.55%)
      7,450     Citigroup, Inc.                                         256,653
-------------------------------------------------------------------------------

Banks - Super Regional (3.49%)
     46,400     U.S. Bancorp.                                           880,672
     16,600     Wells Fargo & Co.                                       746,834
-------------------------------------------------------------------------------
                                                                      1,627,506
-------------------------------------------------------------------------------

Commercial Services - Miscellaneous (0.79%)
     12,000          Automatic Data Processing, Inc.                    369,480
-------------------------------------------------------------------------------

Computer - Manufacturers (1.82%)
      9,330     Dell Computer Corp.*                                    254,802
      7,600     International Business Machines Corp.                   596,068
-------------------------------------------------------------------------------
                                                                        850,870
-------------------------------------------------------------------------------

Computer - Networking (0.29%)
     10,345     Cisco Systems, Inc.*                                    134,278
-------------------------------------------------------------------------------

Computer - Peripheral Equipment (0.47%)
      3,300     Lexmark International, Inc.*                            220,935
-------------------------------------------------------------------------------

Computer Software - Finance (1.26%)
     27,500     Sungard Data Systems, Inc.*                             585,750
-------------------------------------------------------------------------------

Cosmetics/Personal Care (0.64%)
      2,270     Avon Products, Inc.                                     129,503
      3,075     Colgate-Palmolive Co.                                   167,403
-------------------------------------------------------------------------------
                                                                        296,906
-------------------------------------------------------------------------------

Diversified Operations (5.75%)
      5,095     3M Co.                                                  662,503
     17,100     AOL Time Warner, Inc.*                                  185,706
        295     Berkshire Hathaway, Inc. - Class B*                     630,415
     12,000     General Electric Co.                                    306,000
     14,050     Honeywell International, Inc.                           300,108
     10,300     United Technologies Corp.                               595,134
-------------------------------------------------------------------------------
                                                                      2,679,866
-------------------------------------------------------------------------------

Electronics - Semiconductor Manufacturing (1.70%)
     22,200     Intel Corp.                                             361,416
      4,560     Linear Technology Corp.                                 140,767
     17,605     Texas Instruments, Inc.                                 288,194
-------------------------------------------------------------------------------
                                                                        790,377
-------------------------------------------------------------------------------


                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (49.40%) - continued
Finance - Investment Brokers (0.37%)
      2,500     Goldman Sachs Group, Inc.                           $   170,200
-------------------------------------------------------------------------------

Finance - Investment Management (0.67%)
      9,900     State Street Corp.                                      313,137
-------------------------------------------------------------------------------

Financial Services - Miscellaneous (0.48%)
      6,690     American Express Co.                                    222,309

-------------------------------------------------------------------------------

Food - Miscellaneous Preparation (0.63%)
      4,975     Unilever N.V. - NY Shares                               295,714
-------------------------------------------------------------------------------

Health & Personal Care (0.28%)
      7,963     Reckitt Benckiser PLC                                   130,413
-------------------------------------------------------------------------------

Insurance - Diversified (0.90%)
      8,515     American International Group, Inc.                      421,067
-------------------------------------------------------------------------------

Insurance - Property/Casualty/Title (0.43%)
      6,000     Allstate Corp.                                          199,020
-------------------------------------------------------------------------------

Internet - Content (0.98%)
     19,000     Yahoo!, Inc.*                                           456,380
-------------------------------------------------------------------------------

Leisure - Hotels & Motels (2.23%)
     14,000     Four Seasons Hotels, Inc.                               380,380
     14,765     Marriott International, Inc. - Class A                  469,675
      8,000     Starwood Hotels & Resorts
                Worldwide, Inc.                                         190,320
-------------------------------------------------------------------------------
                                                                      1,040,375
-------------------------------------------------------------------------------

Media - Cable/Satellite TV (0.61%)
     10,000     Comcast Corp. - Class A*                                285,900
-------------------------------------------------------------------------------

Media - Newspapers (0.45%)
      3,000     Gannett Co., Inc.                                       211,290
-------------------------------------------------------------------------------

Media - Radio/TV (0.86%)
     11,000     Viacom, Inc. - Class B*                                 401,720
-------------------------------------------------------------------------------

Medical - Drug/Diversified (1.12%)
      9,000     Johnson & Johnson                                       520,830
-------------------------------------------------------------------------------
Medical - Ethical Drugs (2.81%)
     15,400     Merck & Co., Inc.                                       843,612
     15,000     Pfizer, Inc.                                            467,400
-------------------------------------------------------------------------------
                                                                      1,311,012
-------------------------------------------------------------------------------

Medical/Dental - Supplies (2.07%)
     28,000     Becton Dickinson & Co.                                  964,320
-------------------------------------------------------------------------------
Oil & Gas (0.85%)
      3,132     TotalFinaElf SA - Class B                               396,065
-------------------------------------------------------------------------------

           Berger Funds o March 31, 2003 Combined Semi-Annual Report

20

BERGER
BALANCED FUND
================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stock (49.40%) - continued
Oil & Gas - International Integrated (4.85%)
     11,500     ChevronTexaco Corporation                             $ 743,475
     43,500     Exxon Mobil Corp.                                     1,520,325
-------------------------------------------------------------------------------
                                                                      2,263,800
-------------------------------------------------------------------------------

Oil & Gas - Refining/Marketing (0.80%)
     25,700     Duke Energy Corp.                                       373,678
-------------------------------------------------------------------------------

Oil & Gas - U.S. Exploration & Production (0.86%)
      2,270     Anadarko Petroleum Corp.                                103,285
      4,856     Apache Corp.                                            299,825
-------------------------------------------------------------------------------
                                                                        403,110
-------------------------------------------------------------------------------

Pollution Control - Services (0.15%)
      3,200     Waste Management, Inc.                                   67,776
-------------------------------------------------------------------------------

Retail - Department Stores (1.00%)
     23,700     Penney (J.C.) Co.                                       465,468
-------------------------------------------------------------------------------

Retail - Drug Stores (0.30%)
      4,780     Walgreen Co.                                            140,914
-------------------------------------------------------------------------------

Retail - Mail Order & Direct (0.39%)
      6,805     USA Interactive*                                        182,306
-------------------------------------------------------------------------------

Retail - Major Discount Chains (0.59%)
      5,250     Wal-Mart Stores, Inc.                                   273,157
-------------------------------------------------------------------------------

Retail/Wholesale - Jewelry (0.80%)
     15,000     Tiffany & Co.                                           375,000
-------------------------------------------------------------------------------

Soap & Cleaning Preparations (1.29%)
      6,740     Procter & Gamble Co.                                    600,197
-------------------------------------------------------------------------------

Telecommunications - Equipment (0.46%)
     15,265     Nokia Corp. - Spon. ADR                                 213,863
-------------------------------------------------------------------------------

Telecommunications - Services (0.91%)
     12,000     Verizon Communications, Inc.                            424,200
-------------------------------------------------------------------------------

Textile - Mill/Household (0.50%)
      4,830     Mohawk Industries, Inc.*                                231,550
-------------------------------------------------------------------------------

Transportation - Airlines (0.25%)
      8,195     Southwest Airlines Co.                                  117,680
-------------------------------------------------------------------------------

Transportation - Rail (0.59%)
      6,435     Canadian National Railway Co.                           275,418
-------------------------------------------------------------------------------

Transportation - Truck (0.65%)
      10,000    CNF Transportation, Inc.                                304,500
-------------------------------------------------------------------------------
Total Common Stock
(Cost $24,960,083)                                                   23,034,390
-------------------------------------------------------------------------------

                                                                 March 31, 2003
-------------------------------------------------------------------------------
Shares/Par Value                                                          Value
-------------------------------------------------------------------------------
Preferred Stock - Convertible (0.68%)
Auto Manufacturers (0.68%)
14,000          General Motors Corp.; 5.25%                         $   317,800
-------------------------------------------------------------------------------
Total Preferred Stock - Convertible
(Cost $331,316)                                                         317,800
-------------------------------------------------------------------------------

Foreign Bonds (0.34%)
   $135,000     Bundesrepublic Deutschland Bond;
                5.00%, 07/04/12                                         157,979
-------------------------------------------------------------------------------
Total Foreign Bonds
(Cost $147,663)                                                         157,979
-------------------------------------------------------------------------------

Corporate Debt - Non-Convertible (22.60%)
Aerospace/Defense (0.24%)
   $100,000     Lockheed Martin Corp.;
                7.25%, 05/15/06                                         113,264
-------------------------------------------------------------------------------

Banks - Money Center (4.45%)
  1,750,000     Citigroup, Inc.;
                7.25%, 10/01/10                                       2,076,429
-------------------------------------------------------------------------------

Computer - Manufacturers (4.68%)
     98,000     Hewlett-Packard Co.;
                3.63%, 03/15/08                                          96,948
  2,000,000     International Business Machines Corp.;
                5.63%, 04/12/04                                       2,086,624
-------------------------------------------------------------------------------
                                                                      2,183,572
-------------------------------------------------------------------------------

Diversified Operations (0.29%)
    126,000     AOL Time Warner, Inc.;
                6.15%, 05/01/07                                         133,753
-------------------------------------------------------------------------------

Finance - Consumer/Commercial Loans (4.45%)
    115,000     General Electric Capital Corp.;
                2.85%, 01/30/06                                         116,687
  1,750,000     General Electric Capital Corp.;
                5.88%, 02/15/12                                       1,884,221
     65,000     General Electric Capital Corp.;
                6.75%, 03/15/32                                          73,460
-------------------------------------------------------------------------------
                                                                      2,074,368
-------------------------------------------------------------------------------

Food - Miscellaneous Preparation (0.60%)
    100,000     General Mills, Inc.;
                5.13%, 02/15/07                                         107,081
    100,000     General Mills, Inc.;
                6.00%, 02/15/12                                         109,902
     50,000     Kellogg Co.;
                7.45%, 04/01/31                                          61,073
-------------------------------------------------------------------------------
                                                                        278,056
-------------------------------------------------------------------------------

Leisure - Hotels & Motels (0.34%)
    100,000     Starwood Hotels & Resorts
                Worldwide, Inc.;
                7.38%, 05/01/07                                         100,125
     57,000     Starwood Hotels & Resorts
                Worldwide, Inc.;
                1.00%, 05/01/12                                          57,071
-------------------------------------------------------------------------------
                                                                        157,196
-------------------------------------------------------------------------------

           Berger Funds o March 31, 2003 Combined Semi-Annual Report

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                                 March 31, 2003
-------------------------------------------------------------------------------
Par Value                                                                 Value
-------------------------------------------------------------------------------
Corporate Debt - Non-Convertible (22.60%) - continued
Leisure Services (0.40%)
   $180,000     Walt Disney Co.;
                4.88%, 07/02/04                                        $185,749
-------------------------------------------------------------------------------

Media - Cable/Satellite TV (1.62%)
     11,000     Comcast Cable Communications;
                6.38%, 01/30/06                                          11,782
    209,000     Comcast Cable Communications;
                6.75%, 01/30/11                                         225,783
     55,000     Comcast Cable Communications;
                7.13%, 06/15/13                                          60,800
     62,000     Comcast Cable Communications;
                7.05%, 03/15/33                                          63,662
     28,000     Comcast Corp.;
                5.85%, 01/15/10                                          29,056
     30,000     Comcast Corp.;
                6.50%, 01/15/15                                          31,658
     73,000     Cox Communications, Inc.;
                7.13%, 10/01/12                                          83,161
    182,000     TCI Communications, Inc.;
                6.88%, 02/15/06                                         196,908
     48,000     TCI Communications, Inc.;
                7.88%, 08/01/13                                          55,067
-------------------------------------------------------------------------------
                                                                        757,877
-------------------------------------------------------------------------------

Media - Radio/TV (0.38%)
    175,000     Clear Channel Communications;
                4.63%, 01/15/08                                         178,251
-------------------------------------------------------------------------------

Pollution Control - Services (0.06%)
     25,000     USA Waste Services, Inc.;
                7.00%, 10/01/04                                          26,407
-------------------------------------------------------------------------------

Retail - Major Discount Chains (4.24%)
     55,000     Target Corp.;
                5.50%, 04/01/07                                          59,589
  1,750,000     Wal-Mart Stores, Inc.;
                5.45%, 08/01/06                                       1,917,573
-------------------------------------------------------------------------------
                                                                      1,977,162
-------------------------------------------------------------------------------

Telecommunications - Services (0.63%)
    150,000     Verizon Global Corp.;
                6.13%, 06/15/07                                         166,229
    125,000     Verizon Global Corp.;
                4.00%, 01/15/08                                         127,669
-------------------------------------------------------------------------------
                                                                        293,894
-------------------------------------------------------------------------------

Utility - Electric Power (0.22%)
     62,000     Dominion Resources, Inc.;
                2.80%, 02/15/05                                          62,295
     40,000     Dominion Resources, Inc.;
                4.13%, 02/15/08                                          40,498
-------------------------------------------------------------------------------
                                                                        102,793
-------------------------------------------------------------------------------
Total Corporate Debt - Non-Convertible
(Cost $9,819,016)                                                    10,538,771
-------------------------------------------------------------------------------


                                                                 March 31, 2003
-------------------------------------------------------------------------------
Par Value                                                                 Value
-------------------------------------------------------------------------------
U.S. Government Agency Obligations (14.99%)
   $195,000     Freddie Mac Agency Note;
                6.25%, 07/15/04                                     $   207,288
    208,000     Fannie Mae Agency Note;
                1.88%, 12/15/04                                         209,450
    448,000     Fannie Mae Agency Note;
                2.13%, 04/15/06                                         447,607
  2,000,000     Fannie Mae Agency Note;
                4.75%, 01/02/07                                       2,132,100
  3,000,000     Fannie Mae Agency Note;
                6.25%, 02/01/11                                       3,377,088
    208,000     Freddie Mac Agency Note;
                1.88%, 01/15/05                                         209,357
    405,000     Freddie Mac Agency Note;
                2.38%, 04/15/06                                         406,667
-------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
(Cost $6,488,377)                                                     6,989,557
-------------------------------------------------------------------------------

U.S. Treasury Obligations (8.73%)
 $1,000,000     U.S. Treasury Inflation-Indexed Note;
                3.625%, 01/15/08                                      1,258,958
    838,000     U.S. Treasury Note;
                2.13%, 08/31/04                                         847,952
    253,000     U.S. Treasury Note;
                4.63%, 05/15/06                                         272,726
    305,000     U.S. Treasury Note;
                3.50%, 11/15/06                                         317,939
    247,000     U.S. Treasury Bond;
                7.88%, 02/15/21                                         339,336
    216,000     U.S. Treasury Bond;
                7.25%, 08/15/22                                         281,374
    272,000     U.S. Treasury Bond;
                6.25%, 08/15/23                                         319,791
    400,000     U.S. Treasury Bond;
                5.38%, 02/15/31                                         432,813
-------------------------------------------------------------------------------
Total U.S. Treasury Notes
(Cost $3,994,577)                                                     4,070,889
-------------------------------------------------------------------------------

Repurchase Agreement (2.79%)
 $1,301,000     State Street Repurchase Agreement,
                1.20%, dated 3/31/2003, due
                4/1/2003, to be repurchased
                at $1,301,043#                                        1,301,000
-------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost $1,301,000)                                                     1,301,000
-------------------------------------------------------------------------------
Total Investments (Cost $47,047,032) (99.53%)                        46,410,386
Total Other Assets, Less Liabilities (0.47%)                            220,317
-------------------------------------------------------------------------------
Net Assets (100.00%)                                                $46,630,703
-------------------------------------------------------------------------------

* Non-income producing security.
# - The repurchase agreement is fully collateralized by Freddie Mac Agency Note with a value of $1,331,250.
ADR - American Depositary Receipt.
PLC - Public Limited Company.

See notes to financial statements.


           Berger Funds o March 31, 2003 Combined Semi-Annual Report

22

FINANCIAL STATEMENTS
================================================================================
STATEMENTS OF ASSETS AND LIABILITIES


                                                                                                   Berger       Berger
                                                      Berger         Berger         Berger    Information    Small Cap        Berger
                                       Berger      Large Cap        Mid Cap  Small Company     Technology        Value      Balanced
March 31, 2003 (Unaudited)        Growth Fund    Growth Fund    Growth Fund    Growth Fund           Fund      Fund II          Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at cost           $  437,715,931   $179,134,913   $ 76,582,555   $255,226,406   $ 36,881,575   $9,236,800   $47,047,032
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value            $428,809,415   $171,768,831   $ 77,941,818   $272,891,389   $ 20,928,448   $8,397,106   $46,410,386
Cash                                      791            258            290            839            191          382            27
Foreign cash
  (cost: $16,560)                      16,542             --             --             --             --           --            --
Receivables
   Investment securities
     sold                           3,524,714        543,325        454,047        921,229             --       38,659        50,161
   Fund shares sold                   149,699         21,543         31,534        213,847          4,559       30,061        15,390
   Dividends                          317,538        141,478         13,009          7,192         11,803       15,694        31,694
   Interest                               393            517             73            114             33            3       275,584
   Due from Adviser                    71,791         21,860         12,169         34,784          5,053       26,709         4,637
------------------------------------------------------------------------------------------------------------------------------------
         Total Assets             432,890,884    172,497,812     78,452,940    274,069,394     20,950,087    8,508,614    46,787,879
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables
   Investment securities
     purchased                      6,115,930        241,632             --      4,488,606             --           --            --
   Fund shares redeemed               320,551        115,004        131,919        865,748         14,523        5,166        82,905
Accrued investment
  advisory fees                       269,217        109,997         50,704        191,685         15,710        5,992        27,914
Accrued custodian and
  accounting fees                       7,954          3,889          2,480          6,472          2,207        2,949         2,244
Accrued transfer
  agent fees                          606,976        162,336        171,277        403,854         43,476        3,953        34,144
Accrued 12b-1 fees                     89,738         36,433         16,901         56,340          3,686        1,363         9,969
Accrued audit fees                         --             --             --             --             --        8,280            --
Other accrued expenses                     --             --            807             --            997           --            --
------------------------------------------------------------------------------------------------------------------------------------
         Total Liabilities          7,410,366        669,291        374,088      6,012,705         80,599       27,703       157,176
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
SHARES OUTSTANDING               $425,480,518   $171,828,521   $ 78,078,852   $268,056,689   $ 20,869,488   $8,480,911   $46,630,703
------------------------------------------------------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Capital (par value and
  paid in surplus)             $1,089,789,231   $359,118,330   $281,602,233   $934,610,372   $ 84,127,432   $9,798,079   $81,614,070
Undistributed net investment
  income/(Accumulated
  net investment loss)             (1,642,013)      (185,464)      (542,257)    (1,559,495)      (170,549)      (1,040)      223,191
Accumulated net realized
  loss on securities and
  foreign currency
  transactions                   (653,760,166)  (179,738,263)  (204,340,387)  (682,659,171)   (47,134,268)    (476,434) (34,569,912)
Net unrealized appreciation
  (depreciation) on
  securities and foreign
  currency transactions            (8,906,534)    (7,366,082)     1,359,263     17,664,983    (15,953,127)    (839,694)    (636,646)
------------------------------------------------------------------------------------------------------------------------------------
                                 $425,480,518   $171,828,521   $ 78,078,852   $268,056,689   $ 20,869,488   $8,480,911   $46,630,703
------------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding                 83,760,199     24,179,707     10,228,788    167,887,597      5,416,777    1,012,857     4,610,809
------------------------------------------------------------------------------------------------------------------------------------
Shares Authorized
  (par value $0.01)               200,000,000    100,000,000      Unlimited      Unlimited      Unlimited    Unlimited     Unlimited
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SHARE                          $       5.08   $       7.11   $       7.63            N/A            N/A          N/A   $     10.11
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Investor Shares                        N/A            N/A            N/A   $267,875,227   $ 16,647,060   $6,264,805           N/A
------------------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                   N/A            N/A            N/A   $    181,462   $  4,222,428   $1,840,935           N/A
------------------------------------------------------------------------------------------------------------------------------------
   Service Shares                         N/A            N/A            N/A            N/A            N/A   $  375,171           N/A
------------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Investor Shares                        N/A            N/A            N/A    167,776,475      4,336,212      748,080           N/A
------------------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                   N/A            N/A            N/A        111,122      1,080,565      219,860           N/A
------------------------------------------------------------------------------------------------------------------------------------
   Service Shares                         N/A            N/A            N/A            N/A            N/A       44,917           N/A
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and
Redemption Price Per Share:
   Investor Shares                        N/A            N/A            N/A   $       1.60   $       3.84   $     8.37           N/A
------------------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                   N/A            N/A            N/A   $       1.63   $       3.91   $     8.37           N/A
------------------------------------------------------------------------------------------------------------------------------------
   Service Shares                         N/A            N/A            N/A            N/A            N/A   $     8.35           N/A
------------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.


           Berger Funds o March 31, 2003 Combined Semi-Annual Report

           Berger Funds o March 31, 2003 Combined Semi-Annual Report

24

FINANCIAL STATEMENTS
================================================================================
STATEMENTS OF OPERATIONS


                                                                                    Berger         Berger       Berger
                                                      Berger         Berger          Small    Information    Small Cap        Berger
For the six months ended               Berger      Large Cap        Mid Cap        Company     Technology        Value      Balanced
March 31, 2003 (Unaudited)        Growth Fund    Growth Fund    Growth Fund    Growth Fund           Fund      Fund II          Fund
------------------------------------------------------------------------------------------------------------------------------------
INCOME
   Dividends (net of foreign
     taxes withheld)              $ 1,643,602    $ 1,010,801     $  173,982    $   586,893     $   25,976     $ 78,075   $  289,783
   Interest                           128,213         52,757          8,709         67,743          5,787        2,167      587,771
   Securities lending income               --             --          7,535        161,128          3,893           --           --
------------------------------------------------------------------------------------------------------------------------------------
        Total Income                1,771,815      1,063,558        190,226        815,764         35,656       80,242      877,554
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
   Investment advisory fees         1,665,877        696,590        321,513      1,270,810         97,314       34,692      176,742
   Accounting fees                     18,620          8,988          6,828         14,569          9,384       12,322        4,952
   Custodian fees                      25,461         16,269          7,303         26,996          1,837        6,062        6,013
   Transfer agent fees              1,025,330        299,516        308,594        750,793         61,588        9,830       66,968
   Registration fees                   19,406         16,984         14,436         24,859         14,141       36,745        5,792
   12b-1 fees
      Investor Shares
        or single-class Funds         552,145        230,906        108,737        371,603         22,572        7,337       62,810
      Service Shares                       --             --             --             --             --          469           --
   Service fees
     (Service Shares only)                 --             --             --             --             --          469           --
   Audit fees                           1,495          1,505          1,495          1,495          1,495        9,775        1,495
   Legal fees                          10,755          6,446          2,727          7,815          3,166          135        3,641
   Directors'/Trustees'
     fees and expenses                 21,124          8,814          4,118         14,518          1,076          385        2,435
   Shareholder reporting fees         185,433         50,090         54,618        113,667         13,755        1,771        9,335
   Interest expense                     4,737          1,917          1,763          4,689            264           66          713
   Other expenses                       3,301          1,377            695          2,070             96           --          365
------------------------------------------------------------------------------------------------------------------------------------
      Gross Expenses                3,533,684      1,339,402        832,827      2,603,884        226,688      120,058      341,261
      Less fees waived and/or
        reimbursed by Adviser        (494,644)      (162,453)       (89,480)      (296,711)       (24,432)     (38,646)     (34,913)
      Less brokerage credits          (31,258)       (12,281)       (15,640)       (86,438)            --         (213)      (5,467)
      Less earnings credits            (1,185)            --             --         (4,676)           (29)          --          (87)
------------------------------------------------------------------------------------------------------------------------------------
      Net Expenses                  3,006,597      1,164,668        727,707      2,216,059        202,227       81,199       300,794
------------------------------------------------------------------------------------------------------------------------------------
      Net Investment Income
        (Loss)                     (1,234,782)      (101,110)      (537,481)    (1,400,295)      (166,571)        (957)      576,760
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on
  securities and foreign
  currency transactions           (26,553,943)   (19,856,721)    (9,589,257)   (17,078,917)    (5,255,498)    (421,175)  (3,981,796)
Net change in unrealized
  appreciation (depreciation)
  on securities and foreign
  currency transactions            36,805,665     25,020,597      9,530,086     15,043,604      8,753,120      515,500    4,150,220
------------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized
  Gain (Loss) on Securities
  and Foreign Currency
  Transactions                     10,251,722      5,163,876        (59,171)    (2,035,313)     3,497,622       94,325      168,424
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                      $ 9,016,940    $ 5,062,766     $ (596,652)   $(3,435,608)   $ 3,331,051     $ 93,368   $  745,184
------------------------------------------------------------------------------------------------------------------------------------
Foreign taxes withheld            $    20,459         $5,046     $      270    $     2,836    $     1,376          --    $    1,077
====================================================================================================================================

See notes to financial statements.

           Berger Funds o March 31, 2003 Combined Semi-Annual Report

           Berger Funds o March 31, 2003 Combined Semi-Annual Report

26

FINANCIAL STATEMENTS
================================================================================
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    Berger
                                                      Berger                                       Large Cap
                                                    Growth Fund                                   Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
                                     Six Months Ended            Year Ended       Six Months Ended             Year Ended
                                       March 31, 2003         September 30,         March 31, 2003          September 30,
                                          (Unaudited)                  2002            (Unaudited)                   2002
-----------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
Net investment loss                    $ (1,234,782)          $ (6,601,910)          $   (101,110)          $ (1,703,290)
Net realized loss on
  securities and foreign
  currency transactions                 (26,553,943)          (263,805,674)           (19,856,721)           (98,716,621)
Net change in unrealized
  appreciation (depreciation)
  on securities and foreign
  currency transactions                  36,805,665             91,862,074             25,020,597             20,987,367
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations                         9,016,940           (178,545,510)             5,062,766            (79,432,544)
-----------------------------------------------------------------------------------------------------------------------------

From Fund Share Transactions
  (Note 6)
Proceeds from shares sold                11,678,322             33,628,701              6,746,086             42,336,173
Shares issued in merger                          --             17,248,651                     --                     --
Payments for shares redeemed            (48,379,099)          (142,144,115)           (25,738,922)           (95,649,238)
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
  Assets Derived from Fund
  Share Transactions                    (36,700,777)           (91,266,763)           (18,992,836)           (53,313,065)
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
  Assets                                (27,683,837)          (269,812,273)           (13,930,070)          (132,745,609)

Net Assets
Beginning of period                     453,164,355            722,976,628            185,758,591            318,504,200
-----------------------------------------------------------------------------------------------------------------------------
End of period                          $425,480,518           $453,164,355           $171,828,521           $185,758,591
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment
  loss                                 $ (1,642,013)          $   (407,231)          $   (185,464)          $    (84,354)
-----------------------------------------------------------------------------------------------------------------------------

Transactions in Fund Shares
  (Note 6)
Shares sold                               2,290,705              4,455,634                916,172              4,211,872
Shares issued in merger                          --              2,523,947                     --                     --
Shares redeemed                          (9,560,621)           (20,033,693)            (3,538,147)           (10,128,324)
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in
  Shares                                 (7,269,916)           (13,054,112)            (2,621,975)            (5,916,452)
Shares outstanding, beginning
  of period                              91,030,115            104,084,227             26,801,682             32,718,134
-----------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of
  period                                 83,760,199             91,030,115             24,179,707             26,801,682
-----------------------------------------------------------------------------------------------------------------------------

                                                     Berger                                           Berger
                                                     Mid Cap                                       Small Company
                                                   Growth Fund                                      Growth Fund
----------------------------------------------------------------------------------------------------------------------------
                                   Six Months Ended              Year Ended         Six Months Ended              Year Ended
                                     March 31, 2003           September 30,           March 31, 2003            September 30,
                                        (Unaudited)                    2002              (Unaudited)                     2002
-----------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
Net investment loss                    $  (537,481)            $  (898,174)            $ (1,400,295)             $ (6,700,351)
Net realized loss on
  securities and foreign
  currency transactions                 (9,589,257)            (46,991,570)             (17,078,917)             (246,526,202)
Net change in unrealized
  appreciation (depreciation)
  on securities and foreign
  currency transactions                  9,530,086                 515,603               15,043,604                82,307,941
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations                         (596,652)            (47,374,141)              (3,435,608)             (170,918,612)
-----------------------------------------------------------------------------------------------------------------------------

From Fund Share Transactions
  (Note 6)
Proceeds from shares sold                7,173,349              39,425,721               44,421,388               220,819,242
Shares issued in merger                         --             110,079,860                       --                        --
Payments for shares redeemed           (19,572,369)            (41,475,382)             (98,797,917)             (312,137,574)
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
  Assets Derived from Fund
  Share Transactions                   (12,399,020)            108,030,199              (54,376,529)              (91,318,332)
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
  Assets                               (12,995,672)             60,656,058              (57,812,137)             (262,236,944)

Net Assets
Beginning of period                     91,074,524              30,418,466              325,868,826               588,105,770
-----------------------------------------------------------------------------------------------------------------------------
End of period                          $78,078,852             $91,074,524             $268,056,689              $325,868,826
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment
  loss                                 $  (542,257)            $    (4,776)            $ (1,559,495)             $   (159,200)
-----------------------------------------------------------------------------------------------------------------------------

Transactions in Fund Shares
  (Note 6)
Shares sold                                936,575               2,561,413               27,124,245                81,676,301
Shares issued in merger                         --              10,509,820                       --                        --
Shares redeemed                         (2,572,514)             (4,032,440)             (60,414,553)             (119,536,876)
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in
  Shares                                (1,635,939)              9,038,793              (33,290,308)              (37,860,575)
Shares outstanding, beginning
  of period                             11,864,727               2,825,934              201,177,905               239,038,480
-----------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of
  period                                10,228,788              11,864,727              167,887,597               201,177,905
-----------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.


           Berger Funds o March 31, 2003 Combined Semi-Annual Report

           Berger Funds o March 31, 2003 Combined Semi-Annual Report

28

FINANCIAL STATEMENTS
===============================================================================
STATEMENTS OF CHANGES IN NET ASSETS



                                                   Berger                           Berger                         Berger
                                                Information                       Small Cap                       Balanced
                                              Technology Fund                   Value Fund II                       Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six                              Six                             Six
                                        Months Ended     Year Ended      Months Ended   Period Ended     Months Ended     Year Ended
                                      March 31, 2003  September 30,    March 31, 2003  September 30,   March 31, 2003  September 30,
                                         (Unaudited)           2002       (Unaudited)        2002(1)      (Unaudited)           2002
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)           $   (166,571)   $   (631,332)   $       (957)   $    (31,302)   $    576,760    $  1,192,262
Net realized loss on securities
  and foreign currency transactions      (5,255,498)    (13,986,976)       (421,175)        (55,259)     (3,981,796)    (18,062,227)
Net change in unrealized
  appreciation (depreciation) on
  securities and foreign currency
  transactions                            8,753,120       2,214,820         515,500      (1,355,194)      4,150,220       4,674,806
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
  Assets Resulting from Operations        3,331,051     (12,403,488)         93,368      (1,441,755)        745,184     (12,195,159)
------------------------------------------------------------------------------------------------------------------------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Distributions                                  --              --              --              --        (1,144,370)       (624,300)
------------------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from
  Distributions to Shareholders                --              --              --              --        (1,144,370)       (624,300)

FROM FUND SHARE TRANSACTIONS (Note 6)
Proceeds from shares sold                 2,620,617      10,982,522       2,721,875       9,547,167       3,334,851      12,015,503
Net asset value of shares issued
  in reinvestment of distributions             --              --              --              --         1,094,500         607,660
Payments for shares redeemed             (4,082,485)    (18,610,988)     (1,493,612)       (946,132)    (10,767,120)    (36,449,145)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
  Assets Derived from Fund Share
  Transactions                           (1,461,868)     (7,628,466)      1,228,263       8,601,035      (6,337,769)    (23,825,982)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in
  Net Assets                              1,869,183     (20,031,954)      1,321,631       7,159,280      (6,736,955)    (36,645,441)

NET ASSETS
Beginning of period                      19,000,305      39,032,259       7,159,280            --        53,367,658      90,013,099
------------------------------------------------------------------------------------------------------------------------------------
End of period                          $ 20,869,488    $ 19,000,305    $  8,480,911    $  7,159,280    $ 46,630,703    $ 53,367,658
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment
  income/(Accumulated net
  investment loss)                     $   (170,549)   $     (3,978)   $     (1,040)   $        (83)   $    223,191    $    790,801
------------------------------------------------------------------------------------------------------------------------------------

TRANSACTIONS IN FUND SHARES (Note 6)
Shares sold                                 647,752       1,840,839         322,399         970,662         327,316         951,650
Shares issued to shareholders in
  reinvestment of distributions                --              --              --              --           107,304          45,615
Shares redeemed                          (1,038,100)     (3,827,088)       (176,408)       (103,796)     (1,050,739)     (2,968,906)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares          (390,348)     (1,986,249)        145,991         866,866        (616,119)     (1,971,641)
Shares outstanding, beginning
  of period                               5,807,125       7,793,374         866,866            --         5,226,928       7,198,569
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period         5,416,777       5,807,125       1,012,857         866,866       4,610,809       5,226,928
------------------------------------------------------------------------------------------------------------------------------------

(1)For the period from March 28, 2002 (commencement of operations) to September 30, 2002.

See notes to financial statements.


           Berger Funds o March 31, 2003 Combined Semi-Annual Report

           Berger Funds o March 31, 2003 Combined Semi-Annual Report

30

Berger International Fund

================================================================================

STATEMENT OF ASSETS AND LIABILITIES


                                                                 March 31, 2003
                                                                    (Unaudited)
-------------------------------------------------------------------------------
ASSETS
Investment in Berger International
   Portfolio ("Portfolio"), at value                                $10,174,339
Receivable from fund shares sold                                          9,996
-------------------------------------------------------------------------------
     Total Assets                                                    10,184,335
-------------------------------------------------------------------------------

LIABILITIES
Payable for fund shares redeemed                                        560,090
Accrued administrative services fee                                       2,366
Accrued 12b-1 fees                                                        2,367
-------------------------------------------------------------------------------
     Total Liabilities                                                  564,823
-------------------------------------------------------------------------------
Net Assets Applicable to Shares Outstanding                         $ 9,619,512
-------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Capital (par value and paid in surplus)                             $ 8,955,134
Accumulated net investment loss                                          (7,184)
Accumulated net realized loss on securities
   and foreign currency transactions                                 (5,542,620)
Net unrealized appreciation on securities
   and foreign currency transactions                                  6,214,182
-------------------------------------------------------------------------------
                                                                    $ 9,619,512
-------------------------------------------------------------------------------
Shares Outstanding (Unlimited Shares
   Authorized, Par Value $0.01)                                       1,462,656
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE            $      6.58
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                               Six Months Ended
                                                     March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
   Dividends (net of foreign tax withholding of $29,496)            $   118,766
   Interest                                                                 534
   Securities lending income                                              4,970
   Portfolio expenses (net of earnings
      and brokerage credits totaling $5,104)                            (69,076)
--------------------------------------------------------------------------------
      Net Investment Income Allocated from Portfolio                     55,194
--------------------------------------------------------------------------------
FUND EXPENSES
   Administrative services fee                                           22,618
   12b-1 fees                                                            16,920
   Registration fees                                                     11,160
   Legal fees                                                               100
--------------------------------------------------------------------------------
   Total Fund Expenses                                                   50,798
--------------------------------------------------------------------------------
      Net Investment Income                                               4,396
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON SECURITIES AND
   FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIO
Net realized loss on securities and
   foreign currency transactions                                     (2,587,641)
Net change in unrealized appreciation on securities and
   foreign currency transactions                                      2,087,292
--------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Securities and
   Foreign Currency Transactions Allocated from Portfolio              (500,349)
--------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                 $ (495,953)
--------------------------------------------------------------------------------

See notes to financial statements.

Berger Funds o March 31, 2003 Combined Semi-Annual Report

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS


                                                               Six Months Ended                       Year Ended
                                                     March 31, 2003 (Unaudited)               September 30, 2002
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                              $      4,396                    $      29,545
Net realized loss on securities and foreign
   currency transactions allocated from
   Portfolio                                                         (2,587,641)                      (3,773,475)
Net change in unrealized appreciation
   (depreciation) on securities and foreign currency
   transactions allocated from Portfolio                              2,087,292                        2,708,455
----------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from
   Operations                                                          (495,953)                      (1,035,475)
----------------------------------------------------------------------------------------------------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Distributions                                                                --                       (1,121,115)
Tax return of capital                                                        --                          (18,790)
----------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from
   Distributions to Shareholders                                             --                       (1,139,905)
----------------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                            36,862,193                      153,606,863
Net asset value of shares issued in
   reinvestment of distributions                                             --                        1,120,101
Payments for shares redeemed                                        (39,288,562)                    (166,783,014)
----------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Derived from
   Fund Share Transactions                                           (2,426,369)                     (12,056,050)
----------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets                                           (2,922,322)                     (14,231,430)

NET ASSETS
Beginning of period                                                  12,541,834                       26,773,264
----------------------------------------------------------------------------------------------------------------
End of period                                                      $  9,619,512                    $  12,541,834
----------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                    $     (7,184)                   $     (11,580)
----------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN FUND SHARES
Shares sold                                                           5,178,359                       16,796,697
Shares issued to shareholders in reinvestment
   of distributions                                                          --                          134,303
Shares redeemed                                                      (5,512,100)                     (18,064,025)
----------------------------------------------------------------------------------------------------------------
Net Decrease in Shares                                                 (333,741)                      (1,133,025)
Shares outstanding, beginning of period                               1,796,397                        2,929,422
----------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                     1,462,656                        1,796,397
----------------------------------------------------------------------------------------------------------------

See notes to financial statements.

                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

32

NOTES TO FINANCIAL STATEMENTS

March 31, 2003 (Unaudited)

================================================================================

1.  Organization and Significant Accounting Policies

Organization

Berger Growth Fund ("Growth"), Berger Large Cap Growth Fund ("BLCG"), Berger Mid Cap Growth Fund ("BMCG"), Berger Small Company Growth Fund ("BSCG"), Berger Information Technology Fund ("TECH"), Berger International Fund ("BIF"), Berger Small Cap Value Fund II ("BSCVII"), and Berger Balanced Fund ("BBAL") (individually the "Fund" and collectively, the "Funds") are diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act").

Growth and BLCG are corporations registered in the State of Maryland. BMCG, BSCG, TECH, BSCVII and BBAL are separate series established under the Berger Investment Portfolio Trust ("BIP Trust"), a Delaware business trust. BIF is one of three series established under the Berger Worldwide Funds Trust ("BWF Trust"), a Delaware business trust. BSCG and TECH each offer two separate classes of shares; Investor Shares ("BSCG;Inv", and "TECH;Inv", respectively) and Institutional Shares ("BSCG;Inst" and "TECH;Inst", respectively). BSCVII offers three classes of shares; Investor Shares ("BSCVII;Inv"), Institutional Shares ("BSCVII;Inst") and Service Shares ("BSCVII;Svc"). All classes of each Fund have identical rights to earnings, assets and voting privileges.

On January 1, 2003, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("Berger"), the Funds' investment adviser, consolidated all of its investment advisory operations under Janus Capital Management ("Janus"). As a result, Berger's operations were consolidated into Janus and Berger will cease to exist in mid-2003. In connection with the reorganization of Berger's operations, the Funds' directors/trustees named Janus as interim investment adviser to Growth, BLCG, BMCG, BSCG and BBAL pursuant to Interim Advisory Agreements. Shareholders of the Funds were asked to ratify the Interim Advisory Agreements at shareholders' meetings held in March 2003. Also in connection with the anticipated reorganization of Berger, the Funds' directors/trustees and shareholders approved the reorganization of each of the Funds into a comparable Janus fund. Shareholders of the Funds also approved certain other proposals for each of the Funds at their shareholders' meetings held in March 2003 (see Note 7-Shareholder Votes).

At March 31, 2003, Berger owned approximately 10% of the outstanding shares of BSCVII.

BIF invests all of its investable assets in the Berger International Portfolio (the "Portfolio"), the only series established under the Berger Worldwide Portfolios Trust ("BWP Trust"). The value of such investment reflects BIF's proportionate interest in the net assets of the Portfolio (40% at March 31, 2003). The Portfolio is also an open-end management investment company and the Fund has the same investment objective and policies as the Portfolio. Since all of BIF's assets are invested in the Portfolio, the performance of BIF will be primarily derived from the investment performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with BIF's financial statements.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges, the Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Prices of foreign securities are converted to U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith pursuant to consistently applied procedures established by the directors/ trustees of the Funds.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the Funds' net asset values are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur after the close of the foreign markets but before the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the directors/trustees of the Funds.

Berger Funds o March 31, 2003 Combined Semi-Annual Report

================================================================================

Since BIF invests all of its investable assets in the Portfolio, the value of BIF's investable assets will be equal to the value of its beneficial interest in the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Calculation of Net Asset Value

Each Fund's per share calculation of net asset value for each share class is determined by dividing the net assets applicable to each share class by the total number of shares outstanding for that class.

Federal Income Tax Status

It is the Funds' intention to comply with the provisions of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income, if any, to shareholders. Therefore, no income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Foreign Currency Translation

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as a Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

Allocation of Income, Expenses and Gains and Losses

Income, expenses (other than those attributable to a specific share class), including earnings and brokerage credits, and gains and losses of BSCG, TECH and BSCVII are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets of each of the aforementioned Funds. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

As an investor in the Portfolio, BIF is allocated its pro rata share of the aggregate investment income, realized and unrealized gains or losses and annual operating expenses, including earnings and brokerage credits of the Portfolio. Income, realized and unrealized gains or losses and expenses are allocated on the day incurred in proportion to the prior day's net assets of BIF relative to the other investors in the Portfolio. Certain expenses directly attributable to BIF are charged against the operations of BIF.

Common Expenses

Certain expenses,
which are not directly allocable to a specific Fund, are allocated pro rata to each of the Funds.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2.  Agreements

Berger serves as investment adviser to TECH, BIF (indirectly through its investment in the Portfolio) and BSCVII. Until December 16, 2002, Berger served as investment adviser to Growth, BLCG, BMCG, BSCG and BBAL pursuant to agreements that provided for an investment advisory fee to be paid to Berger according to the following schedule:

                                             Average Daily
Fund                                          Net Assets             Annual Rate
--------------------------------------------------------------------------------
Growth, BLCG,                              First $500 million               .75%
BMCG                                       Next  $500 million               .70%
                                           Over  $1 billion                 .65%
--------------------------------------------------------------------------------
BSCG, TECH,                                First $500 million               .85%
BIF(1),BSCVII                              Next  $500 million               .80%
                                           Over  $1 billion                 .75%
--------------------------------------------------------------------------------
BBAL                                       First $1 billion                 .70%
                                           Over  $1 billion                 .65%
--------------------------------------------------------------------------------

(1) Represents the investment advisory fee paid by the Portfolio based on the average daily net assets of the Portfolio.

In conjunction with the Interim Advisory Agreements that were effective on December 16, 2002 Janus now serves as investment adviser to Growth, BLCG, BMCG, BSCG and BBAL. As such, Janus now receives an investment advisory fee according to terms equivalent to the previous agreement

                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

34

NOTES TO FINANCIAL STATEMENTS

March 31, 2003 (Unaudited)

================================================================================

with Berger, including any applicable reductions due to advisory fee waivers or expense reimbursements. Such fees were placed in escrow until shareholders ratified the Interim Advisory Agreements as discussed in Note 7-Shareholder Votes, at which point the fees were paid to Janus.

All investment advisory fees are accrued daily and paid monthly. Berger has delegated the day-to-day investment management of TECH and BSCVII to Bay Isle Financial LLC ("Bay Isle"), a wholly-owned subsidiary of Berger.

Berger has agreed to waive its advisory fee for TECH; Inv and TECH; Inst to the extent that each class' normal operating expenses (including the advisory fee and 12b-1 fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses) in any fiscal year exceed 2.00% and 1.50%, respectively, for the fiscal year. Berger has agreed to reimburse BSCG; Inst to the extent that the class' transfer agency and registration fees, in aggregate, exceed .20% of the class' average daily net assets in any fiscal year. Berger has also agreed to reimburse all classes of BSCVII to the extent that each class' transfer agency, shareholder reporting and registration fees exceed .25% of the class' average net assets.

The Funds have entered into administrative services agreements with Berger. Berger currently provides administrative services to the Funds at no cost (except BIF).

Pursuant to its administrative services agreement with Berger, BIF pays Berger a fee at an annual rate equal to the lesser of 0.45% of its average daily net assets or Berger's annual cost to provide or procure all of the services necessary for the operation of BIF (including transfer agency, printing and mailing, pricing services and audit fees) plus 0.02% of BIF's average daily net assets. Under the agreement, Berger is responsible at its own expense for providing or procuring such administrative services, excluding legal and registration fees.

The Funds have adopted plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The BSCG and TECH Plans apply only to the Investor Shares class of each Fund. The BSCVII Plan applies only to the Investor Shares and Service Shares classes of the Fund. The Plans provide for the payment to Berger of a 12b-1 fee of .25% per annum of each Fund's average daily net assets (or the net assets of a particular class of shares, where applicable) to finance activities primarily intended to result in the sale of Fund shares. The Plans provide that such payments will be made to Berger as compensation rather than as reimbursements for actual expenses incurred to promote the sale of shares of the Funds. Beginning in June 2002, Berger has voluntarily agreed to waive the 12b-1 fees payable by Growth, BLCG, BMCG, BSCG, TECH and BBAL to the extent that such fees are not utilized by Berger to compensate third-party administrators for distribution activities.

Pursuant to a shareholder services agreement with Berger, BSCVII;Svc pays to Berger a fee at an annual rate equal to 0.25% of its average daily net assets for providing, or for procuring through financial intermediaries, services to shareholders. Berger has agreed to waive such fee to the extent that the fee is not utilized by Berger to pay for costs associated with providing services to shareholders of BSCVII;Scv.

The Funds (except BIF) have also entered into custody, recordkeeping and pricing agreements with State Street Bank and Trust Company ("State Street"). The custody, recordkeeping and pricing agreements provide for the monthly payment of a fee computed as a percentage of average daily net assets on a total relationship basis with other Berger Funds. State Street's fees for custody, recordkeeping and pricing are subject to reduction by credits earned by each Fund, based on the cash balances of each Fund held by State Street as custodian. The Funds could have employed these cash balances to produce income if they had not entered into this expense reduction arrangement with State Street. Such reductions are included in Earnings Credits in the Statement of Operations.

DST Systems, Inc. ("DST"), an affiliate of Berger through a degree of common ownership by Janus, provides shareholder accounting services to the Funds. DST Securities, Inc. ("DSTS"), a wholly-owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. The Funds receive an amount equal to 75% of the brokerage commissions paid to DSTS as credits against transfer agent fees and expenses. Such credits, if any, are included with other credits received from transactions effected through agreements with unaffiliated broker-dealers as Brokerage Credits on the Statement of Operations. Brokerage commissions paid, credits received and fees paid to DST for shareholder accounting services for the period ended March 31, 2003, were as follows:

Fund                            Commissions           Credit               Fees
--------------------------------------------------------------------------------
Growth                              $20,552          $15,414           $821,435
BLCG                                  5,409            4,057            210,227
BMCG                                  5,216            3,912            218,665
BSCG                                 12,300            9,225            499,304
TECH                                  1,316              987             53,723
BIF(1)                                  N/A              N/A                N/A
BSCVII                                  240              180              8,107
BBAL                                    877              658             46,940
--------------------------------------------------------------------------------

(1) See the Portfolio's Notes to Financial Statements for information regarding brokerage credits received.

The directors/trustees of the Funds have also authorized portfolio transactions to also be placed through certain unaffiliated broker-dealers. When transactions are effected through such broker-dealers, a portion of the commission is credited against, and thereby reduces, operating expenses that the Funds would otherwise be obligated to pay. Such credits are also included as Brokerage Credits on the Statement of Operations.

Berger Funds o March 31, 2003 Combined Semi-Annual Report

================================================================================

Certain officers and/or directors of Berger are also officers and/or directors/trustees of the Funds. Directors/Trustees who are not affiliated with Berger are compensated for their services. Such fees are allocated among the entire Berger Funds complex. For the period ended March 31, 2003, such directors'/trustees' fees and expenses totaled $52,470 for the Funds.

Growth, BLCG, BIP Trust and BWP Trust have adopted a director/trustee fee deferral plan (the "Plan") which allows the non-affiliated directors/trustees to defer the receipt of all or a portion of the directors'/trustees' fees payable. The deferred fees are invested in various funds advised by Berger until distribution in accordance with the Plan.

A 1% redemption fee is retained by TECH;Inv and TECH;Inst to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee is imposed on redemptions or exchanges of shares held less than six months. The redemption fee, which had no impact to either class' total return for the period ended March 31, 2003, is accounted for as an addition to Paid-in Capital by each class of shares. Total redemption fees received by TECH;Inv and TECH;Inst for the period ended March 31, 2003 were $7,141 and $118, respectively.

3. Investment Transactions

Purchases and Sales

Purchases and sales proceeds of investment securities (excluding short-term securities) during the period ended March 31, 2003, were as follows:

Fund                                    Purchases                         Sales
--------------------------------------------------------------------------------
Growth                               $410,494,880                  $440,645,329
BLCG                                   97,317,321                   129,518,574
BMCG                                   80,878,491                    88,303,224
BSCG                                  236,549,790                   264,986,384
TECH                                      889,596                     3,447,650
BIF(1)                                        N/A                           N/A
BSCVII                                  3,058,795                     1,775,683
BBAL                                   28,310,111                    38,778,188
--------------------------------------------------------------------------------

(1) See the Portfolio's Notes to Financial Statements for information regarding purchases and sales proceeds of investment securities.

BBAL had purchases of $2,884,874 of long-term U.S. government securities and sales proceeds of $1,319,250 during the period ended March 31, 2003. No other Funds purchased or sold long-term U.S. government securities.

Futures and Forward Contracts

Each Fund may hold certain types of forward foreign currency exchange contracts and/or futures contracts for the purpose of hedging each portfolio against exposure to market value fluctuations. The use of such instruments may involve certain risks as a result of unanticipated movements in the market, a lack of correlation between the value of such instruments and the assets being hedged, or unexpected adverse price movements. In addition, there can be no assurance that a liquid secondary market will exist for the instrument. Upon entering a futures contract, a Fund deposits and maintains as collateral such initial margin as may be required by the exchanges on which the transaction is effected. Pursuant to the contracts, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. During the period the futures contracts are open, changes in the value of the contracts are recognized on a daily basis to reflect the market value of the contracts at the end of each day's trading and are recorded as realized or unrealized gain or loss, as appropriate. Realized gains or losses on these contracts are presented as a separate component in the Statement of Operations. Realized and unrealized gains or losses on forward foreign currency contracts are included in Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations. At March 31, 2003, the Funds had no outstanding futures or forward currency contracts.

Securities Lending

Under an agreement with State Street, BMCG, BSCG, TECH, the Portfolio and BBAL have had the ability to lend securities to brokers, dealers and other authorized financial institutions. Loans of portfolio securities are collateralized by cash remitted from the borrower of such securities in an amount greater than the market value of the loaned securities at the time the loan is made. The cash collateral received is invested in an unaffiliated money market fund and is evaluated daily to ensure that its market value exceeds the current market value of the loaned securities. Income generated by such investment, net of any rebates paid to the borrower, is split among the Fund and State Street, as lending agent. At March 31, 2003, no Fund had securities on loan.

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized by U.S. government or government agency securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

36

NOTES TO FINANCIAL STATEMENTS

March 31, 2003 (Unaudited)

================================================================================
Concentration of Risk

The Funds may have elements of risk due to concentrated investments in specific industries, foreign issuers located in a specific country or certain restricted securities. Such concentrations may subject the Fund to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value of securities. Certain Funds may have registration rights for specific restricted securities, which may require that registration costs be borne by that Fund.

4.  Federal Income Taxes

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders were as follows for the period ended March 31, 2003:

                                               Ordinary               Long-term
                                                 Income           Capital Gains
--------------------------------------------------------------------------------
BBAL                                         $1,144,370                      --
--------------------------------------------------------------------------------

Dividends received by shareholders of the Funds, which are derived from foreign source income, and foreign taxes paid by the Funds are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Funds. During the period ended March 31, 2003, BIF paid $29,496 of foreign taxes on $259,962 of foreign source income.

The Funds distribute net realized capital gains, if any, to their shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses and foreign currency transactions. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in-capital.

The tax components of capital represent distribution requirements the Funds must satisfy and losses or tax deductions the Funds may be able to offset against income and capital gains realized in future years. At March 31, 2003, the federal tax cost of securities and the composition of net unrealized appreciation (depreciation) of investment securities were as follows:

                   Federal       Gross Tax           Gross Tax          Net Tax
Fund              Tax Cost    Appreciation        Depreciation     Depreciation
--------------------------------------------------------------------------------
Growth        $450,379,954     $16,338,819        $(37,909,358)    $(21,570,539)
BLCG           181,375,400       7,126,725         (16,733,294)      (9,606,569)
BMCG            77,473,562       5,026,111          (4,557,855)         468,256
BSCG           260,240,592      31,801,725         (19,150,928)      12,650,797
TECH            37,264,146       2,263,552         (18,599,250)     (16,335,698)
BIF(1)                 N/A             N/A                 N/A              N/A
BSCVII           9,251,775         394,753          (1,249,422)        (854,669)
BBAL            47,122,893       1,740,856          (2,453,363)        (712,507)
--------------------------------------------------------------------------------

(1) See the Portfolio's Notes to Financial Statements for information on federal tax cost of securities.

The differences between book and tax appreciation/depreciation are primarily due to wash sale loss deferrals. During the year ended September 30, 2002, the Funds elected to defer the following post-October 31 net capital and/or currency losses to the year ended September 30, 2003. At March 31, 2003, the Funds had the following net capital loss carryovers ("CLCO"), which may be used to offset future realized capital gains for federal income tax purposes, expiring in 2009 and 2010. Due to the reorganizations discussed in Note 7-Shareholder Votes, CLCOs for Growth, BLCG, BMCG, BSCG, TECH, BIF and BBAL may be subject to limitations under applicable tax laws on the rate at which they may be used in the future to offset capital gains of their acquiring Janus fund. As a result, some or all of the CLCOs may expire unutilized.

                                                           CLCO
                    Post-October 31         ------------------------------------
Fund                         Losses                2009                    2010
--------------------------------------------------------------------------------
Growth                 $231,222,910         $13,339,936            $367,701,322
BLCG                     90,993,772           5,772,609              60,874,771
BMCG                     46,028,891          53,171,126              94,609,792
BSCG                    231,815,477          14,648,873             413,851,915
TECH                     13,357,029           1,025,384              27,113,788
BIF                       1,698,651              19,049                 580,699
BSCVII                       38,676                  --                      --
BBAL                     15,797,584                  --              14,741,105
--------------------------------------------------------------------------------

5.  Line of Credit

The Funds, excluding BIF, are party to an ongoing agreement with State Street that allows the funds managed by Berger, collectively, to borrow up to $100 million, subject to certain conditions, for temporary or emergency purposes. Interest, based on the Federal Funds Rate plus a spread, is charged to the Fund that executes the borrowing. In addition, the unsecured line of credit requires a quarterly payment of a commitment fee by the Funds based on the average daily unused portion of the line of credit. No Funds had line of credit borrowings outstanding at March 31, 2003.

Berger Funds o March 31, 2003 Combined Semi-Annual Report

================================================================================

6.  Capital Share Transactions

The following Funds are authorized to issue an unlimited number of shares of each share class with a par value of $0.01 per share. Transactions in capital shares and dollars for the periods presented were as follows:

BERGER SMALL COMPANY GROWTH FUND

                                                     Six Months Ended                           Year Ended
                                                March 31, 2003 (Unaudited)                   September 30, 2002
---------------------------------------------------------------------------------------------------------------------
INVESTOR SHARES
Shares sold                                   27,124,245         $44,421,388            81,328,963       $219,742,903
Shares issued to shareholders in
   reinvestment of distributions                      --                  --                    --                 --
Shares redeemed                              (60,274,746)        (98,566,783)         (118,618,960)      (309,517,567)
---------------------------------------------------------------------------------------------------------------------
                                             (33,150,501)        (54,145,395)          (37,289,997)       (89,774,664)
---------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold                                           --                  --               347,338          1,076,339
Shares issued to shareholders in
   reinvestment of distributions                      --                  --                    --                 --
Shares redeemed                                 (139,807)           (231,134)             (917,916)        (2,620,007)
---------------------------------------------------------------------------------------------------------------------
                                                (139,807)           (231,134)             (570,578)        (1,543,668)
---------------------------------------------------------------------------------------------------------------------
Total Decrease from Capital
   Share Transactions                        (33,290,308)       $(54,376,529)          (37,860,575)      $(91,318,332)
---------------------------------------------------------------------------------------------------------------------

BERGER INFORMATION TECHNOLOGY FUND

                                                     Six Months Ended                           Year Ended
                                                March 31, 2003 (Unaudited)                   September 30, 2002
---------------------------------------------------------------------------------------------------------------------
INVESTOR SHARES
Shares sold                                      609,590          $2,467,876             1,280,679       $ 7,330,998
Shares issued to shareholders in
   reinvestment of distributions                      --                  --                    --                --
Shares redeemed                                 (769,510)         (3,060,240)           (1,549,833)       (8,711,498)
---------------------------------------------------------------------------------------------------------------------
                                                (159,920)           (592,364)             (269,154)       (1,380,500)
---------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold                                       38,162             152,741               560,160         3,651,524
Shares issued to shareholders in
   reinvestment of distributions                      --                  --                    --                --
Shares redeemed                                 (268,590)         (1,022,245)           (2,277,255)       (9,899,490)
---------------------------------------------------------------------------------------------------------------------
                                                (230,428)           (869,504)           (1,717,095)       (6,247,966)
---------------------------------------------------------------------------------------------------------------------
Total Decrease from Capital
   Share Transactions                           (390,348)        $(1,461,868)           (1,986,249)      $(7,628,466)
---------------------------------------------------------------------------------------------------------------------

BERGER SMALL CAP VALUE FUND II

                                                     Six Months Ended                           Period Ended
                                                March 31, 2003 (Unaudited)                   September 30, 2002(1)
---------------------------------------------------------------------------------------------------------------------
INVESTOR SHARES
Shares sold                                      319,861          $2,700,503               698,547        $6,828,081
Shares issued to shareholders in
   reinvestment of distributions                      --                  --                    --                --
Shares redeemed                                 (167,626)         (1,416,541)             (102,703)         (936,301)
---------------------------------------------------------------------------------------------------------------------
                                                 152,235           1,283,962               595,844         5,891,780
---------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold                                           --                  --               228,352         2,295,846
Shares issued to shareholders in
   reinvestment of distributions                      --                  --                    --                --
Shares redeemed                                   (7,620)            (67,391)                 (872)           (7,911)
---------------------------------------------------------------------------------------------------------------------
                                                  (7,620)            (67,391)              227,480         2,287,935
---------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Shares sold                                        2,538              21,372                43,763           423,240
Shares issued to shareholders in
   reinvestment of distributions                      --                  --                    --                --
Shares redeemed                                   (1,162)             (9,680)                 (221)           (1,920)
---------------------------------------------------------------------------------------------------------------------
                                                   1,376              11,692                43,542           421,320
---------------------------------------------------------------------------------------------------------------------
Total Increase from Capital
   Share Transactions                            145,991          $1,228,263               866,866        $8,601,035
---------------------------------------------------------------------------------------------------------------------

(1) For the period from March 28, 2002 (commencement of operations) to September 30, 2002.

                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

38

NOTES TO FINANCIAL STATEMENTS

March 31, 2003 (Unaudited)

================================================================================

7.  Shareholder Votes

A special meeting of the shareholders of Growth, BLCG, BMCG, BSCG, TECH, BIF and BBAL was held on March 7, 2003 (March 28, 2003 for Growth and BLCG for Proposals 1 and 2). Shareholders at the meetings approveds the following proposals:

Proposal 1: For shareholders of BLCG only, to approve an amendment to the charter of the Fund, to decrease the vote required for approval of corporate actions (which otherwise would require approval by a greater proportion of votes) to the affirmative vote of the holders of shares entitled to cast a majority of all votes entitled to be cast on the matter.

                                          Withheld/       Broker
                    For       Against       Abstain    Non-Votes          Total
--------------------------------------------------------------------------------
BLCG         13,473,537     1,124,915     508,359      3,991,620     19,098,431
--------------------------------------------------------------------------------

Proposal 2: For shareholders of Growth, BLCG, BMCG, BSCG, TECH, BIF and BBAL, to approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets and all liabilities of: (a) Growth in exchange for Janus Olympus Fund shares; (b) BLCG in exchange for Janus Growth and Income Fund shares; (c) BMCG in exchange for Janus Enterprise Fund shares; (d) BSCG in exchange for Janus Venture Fund shares; (e) BBAL in exchange for Janus Balanced Fund shares; (f) TECH in exchange for Janus Global Technology Fund shares; and
(g) BIF in exchange for Janus Overseas Fund shares. The shares so received will be distributed to shareholders of the applicable Berger Fund, which will be terminated or dissolved as soon as practicable thereafter.

                                          Withheld/       Broker
                    For       Against       Abstain    Non-Votes          Total
--------------------------------------------------------------------------------
Growth       58,003,080     2,324,519     1,414,266    7,680,978     69,422,843
BLCG         13,960,789       714,233       431,789    3,991,620     19,098,431
BMCG          4,336,591       187,724       120,894    1,529,639      6,174,848
BSCG         66,487,469     3,902,680     1,647,532   21,238,824     93,276,505
TECH          2,242,244       194,735        89,972      383,495      2,910,446
BIF           1,189,540        27,948        65,263           --      1,282,751
BBAL          2,280,548        77,858        52,408      688,498      3,099,312
--------------------------------------------------------------------------------

Proposal 3: For shareholders of Growth, BLCG, BMCG, BSCG and BBAL only, to ratify an interim Investment Advisory Agreement for each Fund with Janus.

                                          Withheld/       Broker
                    For       Against       Abstain    Non-Votes          Total
--------------------------------------------------------------------------------
Growth       65,304,398     2,408,209     1,710,236           --     69,422,843
BLCG         17,774,674       792,080       531,677           --     19,098,431
BMCG          5,865,720       184,086       125,042           --      6,174,848
BSCG         87,580,753     3,753,335     1,942,417           --     93,276,505
BBAL          2,968,487        75,415        55,410           --      3,099,312
--------------------------------------------------------------------------------

Proposal 4: For shareholders of BMCG, BSCG, TECH and BBAL only, to elect Board members to the BIP Trust's Board.

                                          Withheld/       Broker
                    For       Against       Abstain    Non-Votes          Total
--------------------------------------------------------------------------------
BMCG          5,860,106       314,742            --           --      6,174,848
BSCG         87,408,983     5,867,522            --           --     93,276,505
TECH          2,639,228       271,218            --           --      2,910,446
BBAL          2,978,222       121,090            --           --      3,099,312
--------------------------------------------------------------------------------

A special meeting of the shareholders of BSCVII was also held on March 7, 2003. Shareholders at the meetings approved the following proposals (Certain proposals not applicable to BSCVII have been omitted):

Proposal 1: To approve a new investment advisory agreement for the Fund with Janus.

                                          Withheld/       Broker
                    For       Against       Abstain    Non-Votes          Total
--------------------------------------------------------------------------------
BSCVII          552,555        17,724         9,388           --        579,667
--------------------------------------------------------------------------------

Proposal 3: To approve a new subadvisory agreement between Janus and Bay Isle.

                                          Withheld/       Broker
                    For       Against       Abstain    Non-Votes          Total
--------------------------------------------------------------------------------
BSCVII          551,977        18,145         9,545           --        579,667
--------------------------------------------------------------------------------

Berger Funds o March 31, 2003 Combined Semi-Annual Report

================================================================================

Proposal 4: To approve changes to the Fund's fundamental policies, including changing the Fund's investment objective from fundamental to non-fundamental.

                                                                  Withheld/       Broker
                                            For       Against       Abstain    Non-Votes          Total
--------------------------------------------------------------------------------------------------------
(a) Diversification                     546,572        21,095        12,000           --        579,667
(b) Concentration                       546,519        21,148        12,000           --        579,667
(c) Borrowing                           546,359        21,308        12,000           --        579,667
(d) Senior Securities                   546,572        21,095        12,000           --        579,667
(e) Underwriting                        546,572        21,095        12,000           --        579,667
(f) Lending                             546,519        21,148        12,000           --        579,667
(g) Real Estate                         546,572        21,095        12,000           --        579,667
(h) Commodities                         546,572        21,095        12,000           --        579,667
(i) Investment Companies                546,572        21,095        12,000           --        579,667
(t) Investment Objectives               546,572        21,095        12,000           --        579,667
--------------------------------------------------------------------------------------------------------

Proposal 5: For holders of BSCVII; Inst. only, to approve a distribution and shareholder servicing plan.

                                          Withheld/       Broker
                    For       Against       Abstain    Non-Votes          Total
--------------------------------------------------------------------------------
BSCVII;Inst.    201,597            --            --           --        201,597
--------------------------------------------------------------------------------

Proposal 6: To elect seven (7) Trustees to the Fund's Board of Trustees.

                                          Withheld/       Broker
                    For       Against       Abstain    Non-Votes          Total
--------------------------------------------------------------------------------
BSCVII          553,536        26,131            --           --        579,667
--------------------------------------------------------------------------------

Proposal 7: To approve an Agreement and Plan of Reorganization, whereby that Fund would be reorganized into a newly created series of the Janus Funds and renamed Janus Adviser Small Cap Value Fund.

                                          Withheld/       Broker
                    For       Against       Abstain    Non-Votes          Total
--------------------------------------------------------------------------------
BSCVII          549,058        23,636         6,973           --        579,667
--------------------------------------------------------------------------------

8. Subsequent Events

On April 17, 2003, certain Janus funds, as listed below (each an "Acquiring Fund"), acquired all of the assets and liabilities of the Berger Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to plan of reorganization approved by the Acquired Funds' shareholders in March 2003. Janus incurred the costs associated with the reorganizations. Net assets of the Berger Funds as of the reorganization date immediately prior to the reorganization were as follows:


Acquired Fund             Net Assets         Acquiring Fund
--------------------------------------------------------------------------------
Growth                  $454,619,323         Janus Olympus Fund
BLCG                     181,841,096         Janus Growth and Income Fund
BMCG                      80,215,619         Janus Enterprise Fund
BSCG                     274,689,668         Janus Venture Fund
TECH                      22,329,402         Janus Global Technology Fund
BIF                       10,061,725         Janus Overseas Fund
BSCVII                    10,389,315         Janus Adviser Small Cap Value Fund
BBAL                      47,456,259         Janus Balanced Fund

Utilization of Acquired Fund capital loss carryovers by the Acquiring Funds may be limited in future years due to federal income tax rules.

                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

40

Berger International Portfolio

================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                                           March 31, 2003
-------------------------------------------------------------------------------------------------------------------------
Country/Shares                   Company                               Industry                                     Value
-------------------------------------------------------------------------------------------------------------------------
Common Stock (107.93%)
Australia (3.12%)
  34,005                         Fosters Group Ltd.                    Restaurants/Pubs/Breweries          $       91,101
  12,443                         National Australia Bank Ltd.          Banks                                      240,421
  32,335                         News Corp. Ltd.                       Media & Photography                        210,603
  22,842                         Westpac Banking Corp. Ltd.            Banks                                      208,310
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  750,435
-------------------------------------------------------------------------------------------------------------------------
Finland (1.63%)
  28,448                         Nokia Oyj                             Information Technology Hardware            392,619
-------------------------------------------------------------------------------------------------------------------------
France (9.04%)
  15,447                         Aventis SA                            Pharmaceuticals                            677,455
  28,619                         AXA                                   Insurance                                  337,573
   3,569                         Lafarge SA                            Construction & Building Materials          199,595
   7,597                         TotalFinaElf SA - Class B             Oil & Gas                                  960,697
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                2,175,320
-------------------------------------------------------------------------------------------------------------------------
Germany (6.14%)
     545                         Allianz AG - Reg.                     Insurance                                   26,974
  11,169                         Bayer AG                              Chemicals - Commodity                      152,077
  15,371                         Bayerische Motoren Werke AG           Automobiles                                426,290
   5,436                         Deutsche Bank AG - Reg.                                                          228,153
  15,649                         E.On AG                               Diversified Industrials                    644,518
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,478,012
-------------------------------------------------------------------------------------------------------------------------
Hong Kong (3.40%)
  39,000                         Cheung Kong (Holdings) PLC            Real Estate                                215,515
  32,500                         Hong Kong Electric Holdings Ltd.      Electricity                                129,593
 982,000                         Petrochina Co. Ltd.                   Oil & Gas                                  206,486
  31,000                         Sun Hung Kai Properties Ltd.          Real Estate                                148,652
  30,000                         Swire Pacific Ltd. - 'A'              Diversified Industrials                    118,470
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  818,716
-------------------------------------------------------------------------------------------------------------------------
Ireland (1.43%)
  23,758                         CRH PLC                               Construction & Building Materials          344,208
-------------------------------------------------------------------------------------------------------------------------
Italy (4.26%)
  42,547                         ENI S.p.A.                            Oil & Gas                                  567,723
  66,606                         Telecom Italia S.p.A.                 Telecommunications Services                458,899
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,026,622
-------------------------------------------------------------------------------------------------------------------------
Japan (15.42%)
   3,730                         ACOM Co. Ltd.                         Specialty & Other Finance                   97,929
  27,000                         Canon, Inc.                           Electronic & Electrical Equipment          946,686
  13,000                         Fuji Photo Film Co. Ltd.              Media & Photography                        400,762
  11,300                         Honda Motor Co. Ltd.                  Automobiles                                378,023
   5,000                         Hoya Corp.                            Electronic & Electrical Equipment          302,774
   3,300                         Nintendo Co. Ltd.                     Entertainment/Leisure/Toys                 268,304
     109                         Nippon Telegraph & Telephone Corp.    Telecommunications Services                372,026
     115                         NTT DoCoMo, Inc.                      Telecommunications Services                215,245
   1,800                         Rohm Co. Ltd.                         Information Technology Hardware            195,892
   4,400                         Sony Corp.                            Household Goods & Textiles                 156,511
  10,100                         Takeda Chemicals Industries Ltd.      Pharmaceuticals                            378,937
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                3,713,089
-------------------------------------------------------------------------------------------------------------------------

Berger Funds o March 31, 2003 Combined Semi-Annual Report

================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                                                    March 31, 2003
----------------------------------------------------------------------------------------------------------------------------------
Country/Shares                   Company                                         Industry                                    Value
----------------------------------------------------------------------------------------------------------------------------------
Common Stock (107.93%) - continued
South Korea (3.08%)
   4,600                         Kookmin Bank - Spon. ADR                        Banks                               $      105,800
   5,202                         Pohang Iron & Steel Co. - Spon. ADR             Steel & Other Materials                    102,479
   4,726                         Samsung Electronics Co. Ltd. - GDR Reg.         Electronic & Electrical Equipment          534,038
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            742,317
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands (9.48%)
  36,094                         ABN Amro Holdings NV                            Banks                                      527,262
   4,538                         Heineken NV                                     Beverages                                  168,152
  44,589                         ING Groep NV                                    Banks                                      514,766
  28,276                         Koninklijike Ahold NV                           Food & Drug Retailers                       94,016
  26,703                         Koninklijke Phillips Electronics NV             Household Goods & Textiles                 418,897
  26,777                         Reed Elsevier NV                                Media & Photography                        269,432
   9,871                         TPG NV                                          Support Services                           150,222
   5,518                         VNU NV                                          Media & Photography                        140,040
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,282,787
-----------------------------------------------------------------------------------------------------------------------------------
Portugal (0.20%)
  28,000                         Electricidade de Portugal SA                    Electricity                                 47,923
-----------------------------------------------------------------------------------------------------------------------------------
Spain (4.12%)
  72,856                         Banco Santander Central Hispano SA              Banks                                      464,630
  53,569                         Telefonica SA*                                  Telecommunications Services                500,473
   1,947                         Telefonica SA - Bonus Shares*                   Telecommunications Services                 26,131
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            991,234
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland (14.04%)
   5,331                         Nestle SA Reg.                                  Food Producers & Processors              1,053,557
  16,448                         Novartis AG Reg.                                Pharmaceuticals                            608,195
   7,670                         Roche Holding                                   Pharmaceuticals                            458,427
  10,550                         Swiss Re Reg.                                   Insurance                                  516,763
  17,487                         UBS AG Reg.                                     Banks                                      742,863
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,379,805
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom (32.57%)
 121,733                         Barclays PLC                                    Banks                                      701,723
  71,952                         BP PLC                                          Oil & Gas                                  455,956
  35,103                         British American Tobacco PLC                    Tobacco                                    327,917
  72,718                         Cadbury Schweppes PLC                           Food Producers & Processors                384,726
  53,101                         Compass Group PLC                               Restaurants/Pubs/Breweries                 226,638
  70,477                         Diageo PLC                                      Beverages                                  722,365
  43,948                         GlaxoSmithKline PLC                             Pharmaceuticals                            772,501
  56,038                         Hilton Group PLC                                Leisure, Entertainment, & Hotels           121,910
  49,061                         HSBC Holdings PLC                               Commercial Banks & Other Banks             502,858
  36,290                         Kingfisher PLC                                  Retail Trade                               131,819
  80,516                         Lloyds TSB Group PLC                            Banks                                      409,452
  48,711                         Prudential Corp. PLC                            Life Assurance                             237,327
  91,405                         Shell Transport And Trading Co. PLC             Oil & Gas                                  552,161
  18,279                         Smith & Nephew PLC                              Health & Personal Care                     111,719
   9,008                         Smiths Group PLC                                Aerospace & Defense                         91,048
  91,684                         Tesco PLC                                       Food & Drug Retailers                      258,100
 144,600                         TI Automotive Ltd. - Ordinary A Shares*@(X)     Automobile Components                           --
  84,647                         Unilever PLC                                    Food Producers & Processors                783,382
-----------------------------------------------------------------------------------------------------------------------------------

                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

42

Berger International Portfolio

================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                                                    March 31, 2003
----------------------------------------------------------------------------------------------------------------------------------
Country/Shares                   Company                                         Industry                                    Value
----------------------------------------------------------------------------------------------------------------------------------
Common Stock (107.93%) - continued
United Kingdom (32.57%) - continued
 442,765                         Vodafone Group PLC                              Telecommunications Services        $       790,162
  18,360                         Wolseley PLC                                    Construction & Building Materials          148,459
  20,411                         WPP Group PLC                                   Media & Photography                        109,922
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,840,145
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (Cost $28,364,364)                                                                                    25,983,232
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost $28,364,364) (107.93%)                                                                           25,983,232
Total Other Assets, Less Liabilities (-7.93%)                                                                            (1,908,455)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets (100.00%)                                                                                                 $   24,074,777
-----------------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
@ -- Security valued at fair value determined in good faith pursuant to procedures established by and under the supervision of the Portfolio's trustees. ADR - American Depositary Receipt.
GDR - Global Depository Receipt.
PLC - Public Limited Company.

(X) SCHEDULE OF RESTRICTED SECURITIES AND/OR ILLIQUID SECURITIES

                                                                   Fair Value
                      Date                          Fair              as a %
                      Acquired          Cost        Value         of Net Assets
--------------------------------------------------------------------------------
TI Automotive Ltd. -
Ordinary A Shares
  Common Stock        6/30/2001           $0           $0                 0.00%
--------------------------------------------------------------------------------

See notes to financial statements.

Berger Funds o March 31, 2003 Combined Semi-Annual Report

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

                                                                 March 31, 2003
                                                                     (Unaudited)
--------------------------------------------------------------------------------
ASSETS
Investments, at cost                                                $28,364,364
--------------------------------------------------------------------------------
Investments, at value                                               $25,983,232
Cash                                                                      6,503
Receivables
  Investment securities sold                                         14,989,234
  Fund shares sold                                                       14,686
  Dividends                                                             658,592
  Due from Adviser                                                        5,445
--------------------------------------------------------------------------------
  Total Assets                                                       41,657,692
--------------------------------------------------------------------------------
LIABILITIES
Payables
  Fund shares redeemed                                               12,914,121
  Loan payable to banks                                               4,616,846
Accrued investment advisory fees                                         35,285
Accrued custodian and accounting fees                                     6,754
Accrued audit fees                                                        9,909
--------------------------------------------------------------------------------
  Total Liabilities                                                  17,582,915
--------------------------------------------------------------------------------
NET ASSETS                                                          $24,074,777
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                               Six Months Ended
                                                      March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends (net of foreign taxes withheld)                        $    653,710
  Interest                                                                4,643
  Securities lending income                                              43,563
--------------------------------------------------------------------------------
  Total Income                                                          701,916
--------------------------------------------------------------------------------
EXPENSES
  Investment advisory fees                                              455,194
  Accounting fees                                                        12,297
  Custodian fees                                                         35,394
  Audit fees                                                              9,525
  Legal fees                                                              1,258
  Trustees' fees and expenses                                             5,303
  Interest expense                                                       17,920
  Other expenses                                                          1,609
--------------------------------------------------------------------------------
  Gross Expenses                                                        538,500
  Less fees waived and/or reimbursed by Adviser                          (5,445)
  Less brokerage credits                                                (12,768)
--------------------------------------------------------------------------------
  Net Expenses                                                          520,287
--------------------------------------------------------------------------------
  Net Investment Income                                                 181,629
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON SECURITIES AND
  FOREIGN CURRENCY TRANSACTIONS
Net realized loss on securities and foreign
   currency transactions                                            (12,821,739)
Net change in unrealized appreciation (depreciation)
   on securities and foreign currency transactions                   10,494,743
--------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Securities
   and Foreign Currency Transactions                                 (2,326,996)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (2,145,367)
--------------------------------------------------------------------------------
Foreign taxes withheld                                             $    201,758
--------------------------------------------------------------------------------

See notes to financial statements.

                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

44

Berger International Portfolio

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 Six Months Ended               Year Ended
                                                       March 31, 2003 (Unaudited)       September 30, 2002
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                               $     181,629            $   2,301,706
Net realized loss on securities and
  foreign currency transactions                                       (12,821,739)             (40,769,529)
Net change in unrealized appreciation (depreciation)
  on securities and foreign currency transactions                      10,494,743               11,520,817
----------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting
  from Operations                                                      (2,145,367)             (26,947,006)
----------------------------------------------------------------------------------------------------------
FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTEREST
Contributions                                                          48,649,556              273,803,067
Withdrawals                                                          (148,768,136)            (356,669,512)
----------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Derived from
  Investors' Beneficial Interest Transactions                        (100,118,580)             (82,866,445)
----------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets                                           (102,263,947)            (109,813,451)

NET ASSETS
Beginning of period                                                   126,338,724              236,152,175
----------------------------------------------------------------------------------------------------------
End of period                                                       $  24,074,777            $ 126,338,724
----------------------------------------------------------------------------------------------------------


                                            Six Months ended                          Years Ended September 30,
                                               March 31, 2003       -----------------------------------------------------------
                                                  (Unaudited)          2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (in thousands)              $24,075      $126,339     $236,152     $311,768      $265,211    $177,596
Net expense ratio to average net assets(1)               1.00%(3)      0.95%        0.95%        0.97%         1.00%       1.00%
Ratio of net investment income to
  average net assets                                     0.17%(3)      1.10%        2.04%        0.73%         0.75%       3.45%
Gross expense ratio to average net assets                1.01%(3)      0.95%        0.95%        0.97%         1.01%       1.04%
Portfolio turnover rate(2)                                  8%           39%          41%          31%           16%         17%
-------------------------------------------------------------------------------------------------------------------------------

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

Berger Funds o March 31, 2003 Combined Semi-Annual Report

                                                   NOTES TO FINANCIAL STATEMENTS

                                                      March 31, 2003 (Unaudited)

================================================================================

1.  Organization and Significant Accounting Policies

Organization

Berger International Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio is the only series established under the Berger Worldwide Portfolios Trust (the "Trust"), which was organized as a Delaware business trust on May 31, 1996. Currently there are three investors in the Portfolio: the Berger International Fund, the International Equity Fund and the Berger International CORE Fund.

On January 1, 2003, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("Berger"), the Portfolio's investment adviser, consolidated all of its investment advisory operations under Janus Capital Management ("Janus"). As a result, Berger's operations were consolidated into Janus and Berger will cease to exist in mid-2003. In connection with the anticipated reorganization of Berger, the trustees of the Trust approved the liquidation of the Berger International Portfolio. Also in connection with the anticipated reorganization of Berger, the Berger Funds' directors/trustees and shareholders approved the reorganization of certain of the Berger Funds, including the Berger International Fund, into a comparable Janus fund. The Berger Funds' directors/trustees also approved the liquidation of the International Equity Fund and the International CORE Fund.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges, the Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Prices of foreign securities are converted to U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the trustees of the Portfolio.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees of the Portfolio.

Foreign Currency Translation

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Federal Income Tax Status

The Portfolio is considered a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are reported as soon as the Portfolio is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Interest income is recorded on the accrual basis and includes


                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

46

NOTES TO FINANCIAL STATEMENTS

March 31, 2003 (Unaudited)

================================================================================

accretion of discount and amortization of premium. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Agreements

Berger serves as investment adviser to the Portfolio pursuant to an agreement that provides for an investment advisory fee to be paid to Berger according to the following schedule:

Average Daily Net Assets                                         Annual Rate
----------------------------------------------------------------------------
First $500 million                                                  .85%
Next $500 million                                                   .80%
Over $1 billion                                                     .75%
----------------------------------------------------------------------------

The investment advisory fee is accrued daily and paid monthly. Berger has delegated the day-to-day investment management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM"). Berger pays BIAM a sub-advisory fee from the investment advisory fee it receives from the Portfolio. Berger is also responsible for providing for or arranging for all managerial and administrative services necessary for the operations of the Portfolio.

The Portfolio has entered into custody, recordkeeping and pricing agreements with State Street Bank and Trust Company ("State Street"). The custody, recordkeeping and pricing agreements provide for the monthly payment of a fee computed as a percentage of average daily net assets on a total relationship basis with other funds in the Berger Funds complex. State Street's fees for custody, recordkeeping and pricing are subject to reduction by credits earned by the Portfolio, based on the cash balances of the Portfolio held by State Street as custodian. The Portfolio could have employed these cash balances to produce income if it had not entered into this expense reduction agreement with State Street. Such reductions, if any, are included in Earnings Credits in the Statement of Operations.

The trustees of the Portfolio have authorized portfolio transactions to be placed through certain unaffiliated broker-dealers. When transactions are effected through such broker-dealers, a portion of the commission is credited against, and thereby reduces, operating expenses that the Portfolio would otherwise be obligated to pay. Such credits are included as Brokerage Credits on the Statement of Operations. No such credits were earned from affiliated broker-dealers.

Certain officers and trustees of the Trust are officers and directors of Berger. Trustees who are not affiliated with Berger are compensated for their services. Such fees are allocated among all of the funds in the Berger Funds complex. The Portfolio's portion of the trustees' fees and expenses for the period ended March 31, 2003, totaled $5,303.

The Trust adopted a trustee fee deferral plan (the "Plan") which allows the non-affiliated trustees to defer the receipt of all or a portion of the trustee fees payable. The deferred fees are invested in various funds managed by Berger until distribution in accordance with the Plan.

3. Investment Transactions

Purchases and Sales

Purchases and sales proceeds of investment securities (excluding short-term securities) during the period ended March 31, 2003 were as follows:

                        Purchases                       Sales
            -------------------------------------------------------------
                        $7,803,241                  $105,835,608
            -------------------------------------------------------------

There were no purchases or sales of long-term U.S. government securities during the period ended March 31, 2003.

Unrealized Appreciation, Unrealized Depreciation and Federal Tax Cost of Securities

At March 31, 2003, the federal tax cost of securities and the composition of net unrealized appreciation (depreciation) of investment securities held were as follows:

                        Gross Unrealized        Gross Unrealized                  Net
Federal Tax Cost            Appreciation            Depreciation         Depreciation
-------------------------------------------------------------------------------------
 $34,972,586                  $667,687             $(9,657,041)          $(8,989,354)
-------------------------------------------------------------------------------------

The difference between book and tax appreciation/depreciation is primarily due to wash sale loss deferrals.

Forward Currency Contracts

The Portfolio may enter into forward foreign currency exchange contracts for the purpose of hedging the Portfolio against exposure to market value fluctuations in foreign currencies. The use of such instruments may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying secu-



Berger Funds o March 31, 2003 Combined Semi-Annual Report

================================================================================

rities, or that the counterparty will fail to perform its obligations. Forward currency contracts and foreign denominated assets may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risk may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted to the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Realized and unrealized gains or losses on these securities are included in Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations.

Securities Lending

Under an agreement with State Street, the Portfolio has the ability to lend securities to brokers, dealers and other authorized financial institutions. Loans of portfolio securities are collateralized by cash remitted from the borrower of such securities in an amount greater than the market value of the loaned securities at the time the loan is made. The cash collateral received is invested in an unaffiliated money market fund and is evaluated daily to ensure that its market value exceeds the current market value of the loaned securities. Income generated by such investment, net of any rebates paid to the borrower, is split among the Portfolio and State Street as lending agent. At March 31, 2003, the Portfolio had no securities on loan.

Repurchase Agreements

Repurchase agreements held by the Portfolio are fully collateralized by U.S. government and government agency securities and such collateral is in the possession of the Portfolio's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Concentration of Risk

The Portfolio may have elements of risk due to concentrated investments in specific industries, foreign issuers located in a specific country or certain restricted securities. Such concentrations may subject the Portfolio to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value of securities. The Portfolio may have registration rights for specific restricted securities, which may require that registration costs be borne by the Portfolio.

4. Line of Credit

The Portfolio, along with certain other funds managed by Berger, is party to an ongoing agreement with State Street that allows these funds and the Portfolio, collectively, to borrow up to $100 million, subject to certain conditions, for temporary or emergency purposes. Interest, based on the Federal Funds Rate plus a spread, is charged to the specific party that executes the borrowing. In addition, the unsecured line of credit requires a quarterly payment of a commitment fee by the Funds based on the average daily unused portion of the line of credit. At March 31, 2003, the Portfolio had line of credit borrowings outstanding of $3,540,000. Such borrowings are considered short-term and were repaid subsequent to March 31, 2003.

5. Subsequent Events

Effective April 17th, 2003, pursuant to a plan of liquidation approved by the trustees of the Trust, the Portfolio ceased operations and distributed its assets and liabilities to the three investors in the Portfolio: the Berger International Fund, the International Equity Fund and the Berger International CORE Fund.



                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

48

Financial Highlights

================================================================================

Berger Growth Fund

For a Share Outstanding Throughout the Period


                                             Six Months Ended                         Years Ended September 30,
                                   March 31, 2003 (Unaudited)           2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $4.98           $6.95       $20.87       $15.56       $11.99       $21.51
From investment operations
  Net investment loss                                  (0.02)          (0.00)(1)    (0.00)(1)       --        (0.00)(1)       --
  Net realized and unrealized gains (losses) from
   investments and foreign currency transactions        0.12           (1.97)      (11.22)        8.89         4.55        (2.57)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        0.10           (1.97)      (11.22)        8.89         4.55        (2.57)
--------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Distributions (from capital gains)                      --              --        (2.70)       (3.58)       (0.98)       (6.95)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                         --              --        (2.70)       (3.58)       (0.98)       (6.95)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $5.08           $4.98        $6.95       $20.87       $15.56       $11.99
--------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                         2.01%         (28.34)%     (59.38)%      60.93%       38.96%      (16.08)%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period (in thousands)          $425,481        $453,164     $722,977   $1,947,772   $1,333,794   $1,286,828
  Net expense ratio to average net assets(4)            1.38%(2)        1.45%        1.26%        1.13%        1.36%        1.38%
  Ratio of net investment loss to average net assets   (0.56)%(2)      (0.96)%      (0.77)%      (0.87)%      (0.38)%     (0.38)%
  Gross expense ratio to average net assets             1.60%(2)        1.51%        1.26%        1.13%        1.36%       1.38%
  Portfolio turnover rate(3)                              96%            177%         131%          70%         274%        280%

(1) Amount represents less than $0.01 per share.
(2) Annualized.
(3) Not annualized.
(4) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.


Berger Large Cap Growth Fund

For a Share Outstanding Throughout the Period


                                             Six Months Ended                         Years Ended September 30,
                                   March 31, 2003 (Unaudited)           2002         2001(5)      2000         1999         1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $6.93           $9.73       $21.41       $15.32       $13.60       $16.72
--------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment income (loss)                         (0.01)          (0.00)(1)    (0.00)(1)       --        (0.00)(1)     0.04
  Net realized and unrealized gains (losses) from
   investments and foreign currency transactions        0.19           (2.80)       (9.49)        8.27         4.53        (0.30)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        0.18           (2.80)       (9.49)        8.27         4.53        (0.26)
--------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment income)                  --              --           --           --        (0.01)       (0.04)
  Distributions (from capital gains)                      --              --        (2.19)       (2.18)       (2.80)       (2.82)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                         --              --        (2.19)       (2.18)       (2.81)       (2.86)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $7.11           $6.93        $9.73       $21.41       $15.32       $13.60
--------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                         2.60%         (28.78)%     (47.79)%      56.09%       38.67%       (1.60)%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period (in thousands)          $171,829        $185,759     $318,504     $725,272     $379,356     $301,330
  Net expense ratio to average net assets(2)            1.27%(6)        1.34%        1.25%        1.18%        1.35%        1.44%
  Ratio of net investment income (loss) to
   average net assets                                  (0.11)%(6)      (0.58)%      (0.00)%      (0.17)%      (0.22)%       0.25%
  Gross expense ratio to average net assets             1.45%(6)        1.38%        1.25%        1.18%        1.35%        1.44%
  Portfolio turnover rate(3)                              56%            106%          70%          74%         173%         417%(4)

(1) Amount represents less than $0.01 per share.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Not annualized.
(4) Portfolio turnover was greater than expected during this period due to active trading undertaken in response to market conditions that existed at the time.
(5) Effective January 29, 2001, the directors approved a change in the name and non-fundamental investment strategies of the Fund.
(6) Annualized.

See notes to financial statements.


Berger Funds o March 31, 2003 Combined Semi-Annual Report

================================================================================

Berger Growth Fund

For a Share Outstanding Throughout the Period

                                                                                                                     Period from
                                          Six Months Ended            Years Ended September 30,                December 31, 1997(1)
                                March 31, 2003 (Unaudited)      2002       2001       2000        1999     to September 30, 1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $7.68    $10.76     $41.27     $21.82      $10.93              $10.00
--------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment loss                                (0.05)    (0.00)(5)  (0.00)(5)     --       (0.00)(5)              --
  Net realized and unrealized gains (losses) from
    investments and foreign currency transactions    (0.00)(5) (3.08)    (25.80)     20.75       11.10                0.93
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (0.05)    (3.08)    (25.80)     20.75       11.10                0.93
--------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Distributions (from capital gains)                    --        --      (4.71)     (1.30)      (0.21)                 --
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                       --        --      (4.71)     (1.30)      (0.21)                 --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.63     $7.68     $10.76     $41.27      $21.82              $10.93
--------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                      (0.65)%  (28.62)%   (68.35)%    95.98%     102.76%               9.30%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period (in thousands)         $78,079   $91,075    $30,418   $122,564     $25,550              $4,283
  Net expense ratio to average net assets(3)         1.74%      1.87%      1.50%      1.28%       1.78%               2.00%(4)
  Ratio of net investment loss to average
    net assets                                      (1.26)%(4) (1.41)%    (1.15)%    (0.84)%     (1.03)%             (0.82)%(4)
  Gross expense ratio to average net assets          1.95%      1.98%      1.50%      1.28%       1.78%               2.46%(4)
  Portfolio turnover rate(2)                           99%       308%       216%       150%        178%                262%

(1) Commencement of investment operations.
(2) Not annualized.
(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(4) Annualized.
(5) Amount represents less than $0.01 per share.

See notes to financial statements.


                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

50

FINANCIAL HIGHLIGHTS
================================================================================

Berger Small Company Growth Fund - Investor Shares

For a Share Outstanding Throughout the Period


                                                   Six Months Ended                       Years Ended September 30,
                                         March 31, 2003 (Unaudited)         2002        2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $1.62        $2.46       $7.43       $4.86        $3.61      $5.33
--------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment loss                                         (0.01)       (0.00)(1)   (0.00)(1)   (0.00)(1)    (0.00)(1)     --
  Net realized and unrealized gains (losses) from
   investments and foreign currency transactions              (0.01)       (0.84)      (3.93)       3.85         1.95      (1.24)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              (0.02)       (0.84)      (3.93)       3.85         1.95      (1.24)
--------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Distributions (from capital gains)                             --           --       (1.04)      (1.28)       (0.70)     (0.48)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                --           --       (1.04)      (1.28)       (0.70)     (0.48)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $1.60        $1.62       $2.46       $7.43        $4.86      $3.61
--------------------------------------------------------------------------------------------------------------------------------
Total Return(4)                                               (1.24)%     (34.15)%    (59.36)%     84.27%       62.78%    (24.70)%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period (in thousands)                 $267,875     $325,455    $586,070  $1,468,541     $675,637   $561,741
  Net expense ratio to average net assets(2)                   1.55%        1.51%       1.32%       1.27%        1.60%      1.48%
  Ratio of net investment loss to average net assets          (0.94)%(3)   (1.17)%     (0.88)%     (0.83)%      (1.21)%    (1.01)%
  Gross expense ratio to average net assets                    1.75%(3)     1.55%       1.32%       1.27%        1.60%      1.59%
  Portfolio turnover rate(4)                                     82%         223%        147%         92%         128%        97%


(1) Amount represents less than $0.01 per share
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.
(4) Not annualized.



Berger Small Company Growth Fund - Institutional Shares

For a Share Outstanding Throughout the Period


                                                                                                                   Period from
                                                  Six Months Ended         Years Ended September 30,          October 16, 1999(1)
                                        March 31, 2003 (Unaudited)            2002           2001        to September 30, 2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $1.65            $2.48          $7.43                        $4.87
------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment income (loss)                               0.04            (0.02)(6)      (0.00)(5)                    (0.00)(5)
  Net realized and unrealized gains (losses) from
   investments and foreign currency transactions            (0.06)           (0.81)(6)      (3.91)                        3.86
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            (0.02)           (0.83)         (3.91)                        3.86
------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Distributions (from capital gains)                           --               --          (1.04)                       (1.30)
------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                              --               --          (1.04)                       (1.30)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $1.63            $1.65          $2.48                        $7.43
------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                             (1.21)%         (33.47)%       (59.03)%                      84.87%
------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period (in thousands)                   $181             $414         $2,036                       $5,886
  Net expense ratio to average net assets(4)                 1.13%(2)         1.11%          1.02%                        1.05%(2)
  Ratio of net investment loss to average net assets        (0.50)%(2)       (0.79)%        (0.57)%                      (0.47)%(2)
  Gross expense ratio to average net assets                  4.33%(2)         1.87%          1.30%                        1.59%(2)
  Portfolio turnover rate(3)                                   82%             223%           147%                          92%

(1) Commencement of investment operations for Institutional Shares.
(2) Annualized.
(3) Not annualized.
(4) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(5) Amount represents less than $0.01 per share.
(6) Per share calculations for the period were based on average shares outstanding.

See notes to financial statements.


Berger Funds o March 31, 2003 Combined Semi-Annual Report

================================================================================

BERGER INFORMATION TECHNOLOGY FUND - INVESTOR SHARES

For a Share Outstanding Throughout the Period

                                                                                                                   Period from
                                          Six Months Ended           Years Ended September 30,                    July 2, 1999(1)
                                March 31, 2003 (Unaudited)        2002      2001(2)       2000(2)        to September 30, 1999(2)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $3.26        $4.99       $17.59         $8.21                        $7.64
------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment loss                               (0.04)       (0.00)(5)    (0.13)(8)     (0.00)(5)                    (0.00)(5)
  Net realized and unrealized gains (losses)
    from investments and foreign
    currency transactions                            0.62        (1.73)      (12.47)(8)      9.43                         0.57
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     0.58        (1.73)      (12.60)         9.43                         0.57
------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Distributions (from capital gains)                  --            --           --         (0.05)                          --
------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                     --            --           --         (0.05)                          --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.84        $3.26        $4.99        $17.59                        $8.21
------------------------------------------------------------------------------------------------------------------------------
Total Return(6,7)                                   17.79%      (34.67)%     (71.64)%      114.97%                        7.46%
------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period (in thousands)        $16,647      $14,657       $23,764      $72,173                       $4,811
  Net expense ratio to average net assets(3)         1.85%(4)     2.00%         1.75%        1.63%                        1.83%(4)
  Ratio of net investment loss to average
    net assets                                      (1.54)%(4)   (1.70)%       (1.32)%      (1.36)%                      (1.58)%(4)
  Gross expense ratio to average net assets          2.11%(4)     2.10%         1.75%        1.63%                        2.16%(4)
  Portfolio turnover rate(6)                            4%          43%           80%          38%                          31%


(1) Commencement of investment operations for Investor Shares.
(2) All per share data has been adjusted to reflect a 7-for-1 share split, effective October 17, 2000.
(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(4) Annualized.
(5) Amount represents less than $0.01 per share.
(6) Not annualized.
(7) Applicable redemption fees are not included in Total Return calculation.
(8) Per share calculations for the period were based on average shares outstanding.



BERGER INFORMATION TECHNOLOGY FUND - INSTITUTIONAL SHARES

For a Share Outstanding Throughout the Period

                                                                                       Period from                      Period from
                               Six Months Ended                                   March 1, 1999 to    Year Ended   April 8, 1997(1)
                                 March 31, 2003        Years Ended September 30,      September 30,  February 28,   to February 28,
                                     (Unaudited)      2002     2001(2)    2000(2)           1999(2)       1999(2)           1998(2)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $3.31      $5.04     $17.67      $8.21             $6.34         $4.31          $2.86
-----------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment loss                        --      (0.08)(8)  (0.07)(8)  (0.00)(5)         (0.00)(5)     (0.04)         (0.01)
  Net realized and unrealized gains (losses)
    from investments and foreign
    currency transactions                  0.60      (1.65)(8) (12.56)(8)   9.51              1.97          2.07           1.46
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           0.60      (1.73)    (12.63)      9.51              1.97          2.03           1.45
-----------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Distributions (from capital gains)         --         --         --      (0.05)            (0.10)           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions            --         --         --      (0.05)            (0.10)           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $3.91      $3.31       $5.04    $17.67             $8.21         $6.34          $4.31
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(6,7)                         18.13%    (34.32)%    (71.48)%  115.86%            31.30%        47.13%         50.75%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period
    (in thousands)                       $4,222     $4,343     $15,269   $61,566           $20,094       $12,446         $2,674
  Net expense ratio to average
    net assets(3)                          1.50%(4)   1.27%       1.15%     1.03%             1.49%(4)      1.50%          1.50%(4)
  Ratio of net investment loss to
    average net assets                   (1.19)%(4)  (1.04)%     (0.72)%   (0.76)%           (1.22)%(4)    (1.19)%        (1.01)%(4)
  Gross expense ratio to average
    net assets                             1.53%(4)    1.31%       1.15%     1.03%             1.94%(4)      2.67%        12.17%(4)
  Portfolio turnover rate(6)                     4%      43%         80%       38%               31%           35%           33%

(1) Commencement of investment operations for Institutional Shares.
(2) All per share data has been adjusted to reflect a 7-for-1 share split, effective October 17, 2000.
(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(4) Annualized.
(5) Amount represents less than $0.01 per share.
(6) Not annualized.
(7) Applicable redemption fees are not included in Total Return calculation.
(8) Per share calculations for the period were based on average shares outstanding.

See notes to financial statements.


                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

52

FINANCIAL HIGHLIGHTS

================================================================================

BERGER INTERNATIONAL FUND

For a Share Outstanding Throughout the Period

                                           Six Months Ended                         Years Ended September 30,
                                             March 31, 2003           --------------------------------------------------------
                                                (Unaudited)           2002         2001       2000(4)       1999          1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $6.98          $9.14       $13.69        $12.51     $10.06        $11.46
------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment income (loss)                         0.01           0.16         0.38         (0.00)(5)  (0.07)         0.50
  Net realized and unrealized gains (losses)
   from investments and foreign currency
   transactions allocated from Portfolio              (0.41)         (1.79)       (4.05)         1.18       3.01         (1.46)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (0.40)         (1.63)       (3.67)         1.18       2.94         (0.96)
------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment income)                 --          (0.52)          --            --      (0.47)        (0.06)
  Distributions (from capital gains)                     --             --        (0.88)           --      (0.02)        (0.38)
  Tax return of capital                                  --          (0.01)          --            --         --            --
------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                        --          (0.53)       (0.88)           --      (0.49)        (0.44)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $6.58          $6.98        $9.14        $13.69     $12.51        $10.06
------------------------------------------------------------------------------------------------------------------------------
Total Return(6)                                       (5.73)%       (19.17)%     (28.43)%        9.43%     29.64%        (8.46)%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)           $9,620        $12,542      $26,773       $38,425    $23,014       $16,515
  Net expense ratio to average
    net assets(1,2)                                    1.79%(7)       1.79%        1.45%         1.71%      1.76%         1.80%
  Ratio of net income (loss) to average
    net assets                                         0.07%(7)       0.15%        1.67%        (0.00)%    (0.01)%        2.20%
  Gross expense ratio to average
    net assets(2)                                      1.79%(7)       1.79%        1.45%         1.71%      1.77%         1.83%
  Portfolio turnover rate(3,6)                            8%            39%          41%           31%        16%           17%

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Portfolio's Adviser.

(2) Reflects the Fund's expenses plus the Fund's pro rata share of the Portfolio's expenses.

(3) Represents the portfolio turnover rate of the Portfolio. All of the investable assets of the Fund are invested in the Portfolio.

(4) Per share calculations for the period were based on average shares outstanding.

(5) Amount represents less than $0.01 per share.

(6) Not annualized.

(7) Annualized.

See notes to financial statements.

Berger Funds o March 31, 2003 Combined Semi-Annual Report

================================================================================

BERGER SMALL CAP VALUE FUND II - INVESTOR SHARES

For a Share Outstanding Throughout the Period


                                                      Six Months Ended                   Period from
                                                        March 31, 2003             March 28, 2002(1)
                                                           (Unaudited)         to September 30, 2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $8.26                        $10.00
----------------------------------------------------------------------------------------------------
From investment operations
  Net realized and unrealized losses from
    investments and foreign currency transactions                 0.11                         (1.74)
----------------------------------------------------------------------------------------------------
Total from investment operations                                  0.11                         (1.74)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $8.37                         $8.26
----------------------------------------------------------------------------------------------------
Total Return(2)                                                   1.33%                       (17.40)%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                      $6,265                        $4,921
  Net expense ratio to average net assets(4)                      2.06%(3)                      2.96%(3)
  Ratio of net investment loss to average net assets             (0.08)%(3)                    (1.11)%(3)
  Gross expense ratio to average net assets                       2.67%(3)                      3.37%(3)
  Portfolio turnover rate(2)                                        23%                           11%

(1) Commencement of investment operations for Investor Shares.

(2) Not annualized.

(3) Annualized.

(4) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.


BERGER SMALL CAP VALUE FUND II - INSTITUTIONAL SHARES

For a Share Outstanding Throughout the Period


                                                      Six Months Ended                   Period from
                                                        March 31, 2003             March 28, 2002(1)
                                                           (Unaudited)         to September 30, 2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $8.26                        $10.00
----------------------------------------------------------------------------------------------------
From investment operations
  Net investment income                                           0.01                            --
  Net realized and unrealized losses from
    investments and foreign currency transactions                 0.10                         (1.74)
----------------------------------------------------------------------------------------------------
Total from investment operations                                  0.11                         (1.74)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $8.37                         $8.26
----------------------------------------------------------------------------------------------------
Total Return(2)                                                   1.33%                       (17.40)%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                      $1,841                        $1,879
  Net expense ratio to average net assets(4)                     1.83%(3)                       2.49%(3)
  Ratio of net investment loss to average net assets             0.15%(3)                      (0.68)%(3)
  Gross expense ratio to average net assets                      2.86%(3)                       2.49%(3)
  Portfolio turnover rate(2)                                       23%                            11%

(1) Commencement of investment operations for Institutional Shares.

(2) Not annualized.

(3) Annualized.

(4) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

See notes to financial statements.

                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

54

FINANCIAL HIGHLIGHTS

================================================================================

BERGER SMALL CAP VALUE FUND II - SERVICE SHARES

For a Share Outstanding Throughout the Period


                                                      Six Months Ended                   Period from
                                                        March 31, 2003             March 28, 2002(1)
                                                           (Unaudited)         to September 30, 2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $8.24                        $10.00
----------------------------------------------------------------------------------------------------
From investment operations
  Net realized and unrealized losses from
    investments and foreign currency transactions                 0.11                         (1.76)
----------------------------------------------------------------------------------------------------
Total from investment operations                                  0.11                         (1.76)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $8.35                         $8.24
----------------------------------------------------------------------------------------------------
Total Return(2)                                                   1.34%                       (17.60)%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                        $375                          $359
  Net expense ratio to average net assets(4)                      2.07%(3)                      3.18%(3)
  Ratio of net investment loss to average net assets             (0.09)%(3)                    (1.28)%(3)
  Gross expense ratio to average net assets                       7.91%(3)                      4.66%(3)
  Portfolio turnover rate(2)                                        23%                           11%

(1) Commencement of investment operations for Service Shares.

(2) Not annualized.

(3) Annualized.

(4) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

See notes to financial statements.

BERGER BALANCED FUND

For a Share Outstanding Throughout the Period

                                           Six Months Ended                         Years Ended September 30,
                                             March 31, 2003        -----------------------------------------------------------
                                                (Unaudited)          2002(4)         2001       2000        1999       1998(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $10.21         $12.50       $19.38        $16.62     $13.28        $10.00
------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment income                                0.14           0.21         0.27          0.28       0.23          0.22
  Net realized and unrealized gains
    (losses) from investments and foreign
    currency transactions                                --          (2.41)       (4.89)         4.57       4.69          5.17
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       0.14          (2.20)       (4.62)         4.85       4.92          5.39
------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment income)              (0.24)         (0.09)       (0.26)        (0.27)     (0.23)        (0.21)
  Distributions (from capital gains)                     --             --        (2.00)        (1.82)     (1.35)        (1.90)
------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                     (0.24)         (0.09)       (2.26)        (2.09)     (1.58)        (2.11)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $10.11         $10.21       $12.50        $19.38     $16.62        $13.28
------------------------------------------------------------------------------------------------------------------------------
Total Return(6)                                        1.32%        (17.76)%     (25.82)%       30.08%     39.41%        56.77%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)          $46,631        $53,368      $90,013      $176,798   $122,766       $30,721
  Net expense ratio to average
    net assets(2)                                      1.22%(5)       1.26%        1.19%         1.14%      1.23%         1.50%
  Ratio of net investment income to
    average net assets                                 2.30%(5)       1.52%        1.66%         1.48%      1.63%         1.81%
  Gross expense ratio to average net assets            1.36%(5)       1.30%        1.19%         1.14%      1.23%         1.57%
  Portfolio turnover rate(6)                             60%           110%          65%           82%       227%          658%(3)

(1) The Fund had no financial highlights for the one day of operations during the period ended September 30, 1997.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3) Portfolio turnover was greater than expected during this period due to higher than normal trading activity undertaken in response to market conditions at a time when the Fund's assets were still relatively small and before the Fund was fully invested.

(4) As required, effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended September 30, 2003 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 1.56% to 1.52%. Per share, ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(5) Annualized.

(6) Not annualized.

See notes to financial statements.

Berger Funds o March 31, 2003 Combined Semi-Annual Report

OTHER MATTERS

================================================================================

For the period ended April 17, 2003, prior to its reorganization into the Janus Balanced Fund, 35.62% of the ordinary income distributions declared by BBAL qualified for the dividends received deduction available to corporate shareholders.

Dividends received by shareholders of BIF, which are derived from foreign source income, and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund. During the period ended April 17, 2003, BIF passed through $37,676 in foreign tax credits on foreign source income paid to shareholders.

                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

56


FUND DIRECTORS/TRUSTEES
AND OFFICERS

================================================================================

Each Fund is supervised by a board of director/trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. Each Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian. The directors/trustees do not serve for a specified term of office; however, they have adopted a retirement age of 75 years. The following table provides information about each of the trustees and officers of the Trusts or Fund.


                    POSITION(S)                                                           NUMBER OF
                    HELD WITH THE                                                         FUNDS IN FUND
                    FUND/TRUST AND                                                        COMPLEX         OTHER
NAME, ADDRESS       LENGTH OF                                                             OVERSEEN BY     DIRECTORSHIPS
AND DATE OF BIRTH   TIME SERVED         PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS     TRUSTEE         HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
DIRECTORS/TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
Michael Owen          Chairman of the   Dean of Zayed University (since September 2000).        13          n/a
210 University        Board             Formerly self-employed as a financial and
Blvd.                 (34 years)        management consultant, and in real estate
Suite 800                               development (from June 1999 to September 2000).
Denver, CO 80206                        Dean (from 1993 to June 1999), and a member of the
                                        Finance faculty (from 1989 to 1993), of the College
                                        of Business, Montana State University. Formerly,
                                        Chairman and Chief Executive Officer of Royal
DOB:1937                                Gold, Inc. (mining) (1976 to 1989).
-------------------------------------------------------------------------------------------------------------------------------
Dennis E. Baldwin     Director/         President, Baldwin Financial Counseling (since          13          n/a
210 University        Trustee           July 1991). Formerly, Vice President and Denver
Blvd.                 (11 years)        Office Manager of Merrill Lynch Capital Markets
Suite 800                               (1978 to 1990).
Denver, CO 80206

DOB:1928
-------------------------------------------------------------------------------------------------------------------------------
Katherine A.          Vice Chair of     General Partner/Managing Principal (since               13          n/a
Cattanach CFA         the Board         September 1987), Sovereign Financial Services,
210 University        (8 years)         Inc. (financial consulting and management firm).
Blvd.                                   Executive Vice President (1981 to 1988),
Suite 800                               Captiva Corporation, Denver, Colorado (private
Denver, CO 80206                        investment management firm). Ph.D. in Finance
                                        (Arizona State University).
DOB:1945
-------------------------------------------------------------------------------------------------------------------------------
Paul R. Knapp         Director/         Executive Officer of DST Systems, Inc.("DST"), a        13          Director and Vice
210 University        Trustee           publicly traded information and transaction                         President (February
Blvd.                 (8 years)         processing company, which acts as the Funds'                        1998 to November
Suite 800                               transfer agent (since October 2000). DST is 33%                     2000) of West Side
Denver, CO 80206                        owned by Janus Capital Group, Inc., which owns                      Investments, Inc.
                                        100% of Berger Financial Group LLC. Mr. Knapp                       (investments), a
DOB:1945                                owns common shares and options convertible into                     wholly owned
                                        common shares of DST which, in the aggregate and                    subsidiary of DST
                                        assuming exercise of the options, would result in                   Systems, Inc.
                                        his owning less than 1/2 of 1% of DST System's
                                        common shares. Mr. Knapp is also President of
                                        Vermont Western Assurance, Inc., a wholly owned
                                        subsidiary of DST Systems (since December 2000).
                                        President, Chief Executive Officer and a director
                                        (September 1997 to October 2000) of DST Catalyst,
                                        Inc., an international financial markets consulting,
                                        software and computer services company, (now DST
                                        International, a subsidiary of DST). Previously
                                        (1991 to October 2000), Chairman, President, Chief
                                        Executive Officer and a director of Catalyst Institute
                                        (international public policy research organization
                                        focused primarily on financial markets and
                                        institutions); also (1991 to September 1997),
                                        Chairman, President, Chief Executive Officer and a
                                        director of Catalyst Consulting (international
                                        financial institutions business consulting firm).
-------------------------------------------------------------------------------------------------------------------------------


           Berger Funds o March 31, 2003 Combined Semi-Annual Report

================================================================================


                    POSITION(S)                                                             NUMBER OF
                    HELD WITH THE                                                           FUNDS IN FUND
                    FUND/TRUST AND                                                          COMPLEX         OTHER
NAME, ADDRESS       LENGTH OF                                                               OVERSEEN BY     DIRECTORSHIPS
AND DATE OF BIRTH   TIME SERVED         PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS       TRUSTEE         HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
DIRECTOR/TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
Harry T. Lewis, Jr.  Director/Trustee   Lewis Investments (since June 1988)                    13          Director, J.D. Edwards
210 University       (15 years)         (self-employed private investor).                                  & Co.(1995 to March
Blvd.                                   Formerly, Senior Vice President, Rocky                             2002); Director,
Suite 800                               Mountain Region, of Dain Bosworth                                  National Fuel
Denver, CO 80206                        Incorporated and member of that firm's                             Corporation (oil &
                                        Management Committee (1981 to 1988).                               gas production);
DOB: 1933                                                                                                  Advisory Director,
                                                                                                           Otologics, LLC,
                                                                                                           (implantable hearing
                                                                                                           aid) (since 1999);
                                                                                                           Member of Community
                                                                                                           Advisory Board, Wells
                                                                                                           Fargo Bank-Denver
---------------------------------------------------------------------------------------------------------------------------------
William Sinclaire   Directgor/Trustee   President (since January 1998), Santa                  13          N/A
210 University      (31 years)          Clara LLC (privately owned agriculture
Blvd.                                   company). President (January 1963 to
Suite 800                               January 1998), Sinclaire Cattle Co.
Denver, CO 80206                        (privately owned agricultural com-
                                        pany).
DOB: 1928
---------------------------------------------------------------------------------------------------------------------------------
Albert C. Yates     Director/Trustee    President (since 1990), Chancellor and                 13          Member, Board of
210 University      (1 year)            Professor of Chemistry - Department of                             Directors, Adolph
Blvd.                                   Chemistry, of Colorado State University.                           Coors Company
Suite 800                               Formerly Executive Vice President and                              (brewing company)
Denver, CO 80206                        Provost (1983 to 1990), Academic Vice                              (since 1998);
                                        President and Provost (1981 to 1983) and                           Member, Board of
DOB: 1941                               Professor of Chemistry (1981 to 1990) of                           Directors, Dominion
                                        Washington State University. Vice                                  Industrial Capital
                                        President and University Dean for                                  Bank (1999 to
                                        Graduate Studies and Research and                                  2000); Member, Board
                                        Professor of Chemistry of the University                           of Directors,
                                        of Cincinnati (1977 to 1981).                                      Centennial Bank of
                                                                                                           the West (since
                                                                                                           2001)
---------------------------------------------------------------------------------------------------------------------------------

Berger Funds o March 31, 2003 Combined Semi-Annual Report

58


FUND DIRECTORS/TRUSTEES
AND OFFICERS (CONTINUED)

================================================================================



                      POSITION(S)                                                         NUMBER OF
                      HELD WITH THE                                                       FUNDS IN FUND
                      FUND/TRUST AND                                                      COMPLEX         OTHER
NAME, ADDRESS         LENGTH OF TIME                                                      OVERSEEN BY     DIRECTORSHIPS
AND DATE OF BIRTH     SERVED            PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS     TRUSTEE         HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED
DIRECTOR/TRUSTEES
AND OFFICERS OF
THE TRUST
---------------------------------------------------------------------------------------------------------------------------------

Jack R. Thompson*     President and     President and a director since May 1999              13           Audit Committee
210 University Blvd.  Director/         (Executive Vice President from February                           Member of the Public
Suite 800             Trustee (since    1999 to May 1999) of Berger Growth Fund                           Employees' Retirement
Denver, CO 80206      May 1999)         and Berger Large Cap Growth Fund.                                 Association of
                                        President and a trustee since May 1999                            Colorado (pension
DOB: 1949                               (Executive Vice President from February                           plan) (from November
                                        1999 to May 1999) of Berger Investment                            1997 to December 2001).
                                        Portfolio Trust, Berger Institutional
                                        Products Trust, Berger Worldwide Funds
                                        Trust, Berger Worldwide Portfolios Trust
                                        and Berger Omni Investment Trust.
                                        President and Chief Executive Officer
                                        (since June 1999) (Executive Vice
                                        President from February 1999 to June
                                        1999) of Berger Financial Group LLC.
                                        Director, President and Chief Executive
                                        Officer of Stilwell Management, Inc.
                                        (from September 1999 to December 2002).
                                        President and Chief Executive Officer
                                        of Berger/Bay Isle LLC (from May 1999
                                        to December 2002). Self-employed as a
                                        consultant from July 1995 through
                                        February 1999. Director of Wasatch
                                        Advisors (investment management) from
                                        February 1997 to February 1999.
---------------------------------------------------------------------------------------------------------------------------------

*Mr. Thompson is considered an interested person of the Trusts or Funds due to his positions held at Berger Financial Group LLC (or its affiliated companies).





                      POSITION(S)                                                         NUMBER OF
                      HELD WITH THE                                                       FUNDS IN FUND
                      FUND/TRUST AND                                                      COMPLEX         OTHER
NAME, ADDRESS         LENGTH OF TIME                                                      OVERSEEN BY     DIRECTORSHIPS
AND DATE OF BIRTH     SERVED            PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS     TRUSTEE         HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
---------------------------------------------------------------------------------------------------------------------------------

Janice M. Teague*     Vice President    Vice President (since November 1998) and             n/a              n/a
210 University        of the Funds/     Assistant Secretary (since February 2000
Blvd.                 Trusts (since     and previously from September 1996 to
Suite 800             November 1998)    November 1998) and Secretary (November
Denver, CO 80206      and Assistant     1998 to February 2000) of the Berger
                      Secretary         Funds. Vice President (since October
DOB:1954              (since Feb.       1997), Secretary (since November 1998)
                      2000)             and Assistant Secretary (October 1996
                                        through November 1998) with Berger
                                        Financial Group LLC. Vice President and
                                        Secretary with Berger Distributors LLC
                                        (since August 1998). Vice President and
                                        Secretary of Bay Isle Financial LLC
                                        (January 2002 to February 2003). Formerly,
                                        self-employed as a business consultant
                                        (from June 1995 through September 1996).

---------------------------------------------------------------------------------------------------------------------------------

Andrew J. Iseman*     Vice President    Vice President of the Berger Funds                   n/a              n/a
210 University Blvd.  of the Funds/     (since March 2001). Vice President
Suite 800             Trust (since      (since September 1999) and Chief
Denver, CO 80206      March 2001)       Operating Officer (since November 2000)
                                        of Berger Financial Group LLC. Manager
DOB: 1964                               (since September 1999) and Director
                                        (June 1999 to September 1999) of Berger
                                        Distributors LLC. Vice President-Operations
                                        (February 1999 to November 2000) of Berger
                                        Financial Group LLC. Associate (November
                                        1998 to February 1999) with DeRemer &
                                        Associates (a consulting firm). Vice
                                        President-Operations (February 1997 to
                                        November 1998) and Director of Research
                                        and Development (May 1996 to February 1997)
                                        of Berger Financial Group LLC.
---------------------------------------------------------------------------------------------------------------------------------


                       Berger Funds o March 31, 2003 Combined Semi-Annual Report

59

================================================================================


                    POSITION(S)
                    HELD WITH THE
                    FUND/TRUST
                    AND LENGTH
NAME, ADDRESS       OF TIME
AND DATE OF BIRTH   SERVED              PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
-------------------------------------------------------------------------------------
Anthony R. Bosch*   Vice President      Vice President of the Berger Funds
210 University      of the Funds/       (since February 2000). Vice President
Blvd.               Trust (since        (since June 1999) and Chief Legal
Suite 800           Feb. 2000)          Officer (since August 2000) with Berger
Denver, CO 80206                        Financial Group LLC. President, Chief
                                        Executive Officer, Manager (since
DOB: 1965                               December 2002), Vice President (September
                                        2001 to December 2002) and Chief
                                        Compliance Officer (since September 2001)
                                        with Berger Distributors LLC. Vice
                                        President of Bay Isle Financial LLC
                                        (January 2002 to February 2003). Formerly,
                                        Assistant Vice President of Federated
                                        Investors, Inc. (December 1996 through
                                        May 1999), and Attorney with the U.S.
                                        Securities and Exchange Commission (June
                                        1990 through December 1996).

-------------------------------------------------------------------------------------

Brian S. Ferrie*    Vice President      Vice President of the Berger Funds
210 University      of the Funds/       (since November 1998). Vice President
Blvd.               Trust (since        (since February 1997), Treasurer and
Suite 800           Nov. 1998)          Chief Financial Officer (since March
Denver, CO 80206                        2001) and Chief Compliance Officer (from
                                        August 1994 to March 2001) with Berger
DOB: 1958                               Financial Group LLC. Vice President
                                        (since May 1996), Treasurer and Chief
                                        Financial Officer (since March 2001) and
                                        Chief Compliance Officer (from May 1996
                                        to September 2001) with Berger
                                        Distributors LLC.

-------------------------------------------------------------------------------------

John A. Paganelli*  Vice President      Vice President (since November
210 University      (since Nov.         1998), Treasurer (since March 2001) and
Blvd.               1998) and           Assistant Treasurer (November 1998 to
Suite 800           Treasurer           to March 2001) of the Berger Funds. Vice
Denver, CO 80206    (since March        President (since November 1998) and
                    2001) of the        Manager of Accounting (January 1997
DOB: 1967           Funds/Trusts        through November 1998) with Berger
                                        Financial Group LLC. Formerly, Manager
                                        of Accounting (December 1994 through
                                        October 1996) and Senior Accountant
                                        (November 1991 through December 1994)
                                        with Palmeri Fund Administrators,Inc.

-------------------------------------------------------------------------------------

Sue Vreeland*       Secretary of        Secretary of the Berger Funds (since
210 University      the Trust           February 2000). Assistant Vice President
Blvd.               (since Feb.         (since April 2002) and Assistant
Suite 800           2000)               Secretary (since June 1999) of Berger
Denver, CO 80206                        Financial Group LLC. Assistant Secretary
                                        of Berger Distributors LLC and (since
DOB: 1948                               June 1999) and Bay Isle Financial LLC
                                        (December 2001 to February 2003).
                                        Formerly, Assistant Secretary of the
                                        Janus Funds (from March 1994 to May
                                        1999), Assistant Secretary of Janus
                                        Distributors, Inc. (from June 1995 to
                                        May 1997) and Manager of Fund
                                        Administration for Janus Capital
                                        Corporation (from February 1992 to May
                                        1999).

-------------------------------------------------------------------------------------

David C. Price,     Assistant Vice      Assistant Vice President (since March
CPA*                President of        2001) of the Berger Funds. Assistant
210 University      the Fund/           Vice President-Compliance (since March
Blvd.               Trusts (since       2001) and Manager-Compliance (October
Suite 800           Mar. 2001)          1998 to March 2001) with Berger
Denver, CO 80206                        Financial Group LLC. Formerly, Senior
                                        Auditor (July 1996 to August 1998
DOB: 1969                               1998) and Auditor (August 1993 to June
                                        1996) with PricewaterhouseCoopers LLP, a
                                        public accounting firm.

-------------------------------------------------------------------------------------

Lance V. Campbell,  Assistant           Assistant Treasurer (since March 2001)
CFA,CPA*            Treasurer of the    of the Berger Funds. Assistant Vice
210 University      Funds/Trusts        President (since January 2002) and
Blvd.               (since Mar.         Manager of Investment Accounting (August
Suite 800           2001)               1999 to January 2002) with Berger
Denver, CO 80206                        Financial Group LLC. Formerly, Senior
                                        Auditor (December 1998 to August
DOB: 1972                               1999) and Auditor (August 1997 to
                                        December 1998) with
                                        PricewaterhouseCoopers LLP, a public
                                        accounting firm, and Senior Fund
                                        Accountant (January 1996 to July
                                        1997) with INVESCO Funds Group.

-------------------------------------------------------------------------------------

*Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds/Trusts and/or of the Funds' adviser or sub-adviser.

[BERGER FUND LOGO]                                          PRESORTED
                                                            STANDARD
                                                          U.S. POSTAGE

                                                              PAID

                                                          Permit No. 1
                                                         Houston, Texas






                                                                          COMSAR

March 31, 2003

Semi-Annual Report

--------------------------------------------------------------------------------

[BERGER FUNDS LOGO]


BERGER INTERNATIONAL CORE FUND

This page intentionally left blank.

Table of Contents
================================================================================

BERGER INTERNATIONAL CORE FUND

Statement of Assets and Liabilities .......................................    4

Statement of Operations ...................................................    4

Statements of Changes in Net Assets .......................................    5

Notes to Financial Statements .............................................    6

Financial Highlights ......................................................    8

BERGER INTERNATIONAL PORTFOLIO

Schedule of Investments ...................................................   10

Statement of Assets and Liabilities .......................................   13

Statement of Operations ...................................................   13

Statements of Changes in Net Assets .......................................   14

Notes to Financial Statements .............................................   15

Fund Trustees and Officers ................................................   18



This material must be preceded or accompanied by a prospectus for the Fund, which contains more complete information, including risks, fees and expenses. Please read it carefully before you invest. Berger Distributors LLC (4/03)




Berger Funds o March 31, 2003 International CORE Semi-Annual Report

4

Berger International
CORE Fund
================================================================================

Statement of Assets and Liabilities

                                                                            March 31, 2003
                                                                               (Unaudited)
------------------------------------------------------------------------------------------
Assets
Investment in Berger International Portfolio ("Portfolio"), at value          $ 24,696,723
Receivable from fund shares sold                                                     2,529
------------------------------------------------------------------------------------------
   Total Assets                                                                 24,699,252
------------------------------------------------------------------------------------------

Liabilities
Payable for fund shares redeemed                                                10,272,429
Accrued administrative services fee                                                  1,281
------------------------------------------------------------------------------------------
   Total Liabilities                                                            10,273,710
------------------------------------------------------------------------------------------
Net Assets Applicable to Shares Outstanding                                   $ 14,425,542
------------------------------------------------------------------------------------------

Components of Net Assets
Capital (par value and paid in surplus)                                       $ 89,447,325
Undistributed net investment income                                                  8,038
Accumulated net realized loss on securities
   and foreign currency transactions                                           (65,765,297)
Net unrealized depreciation on securities and foreign currency transactions     (9,264,524)
------------------------------------------------------------------------------------------
                                                                              $ 14,425,542
------------------------------------------------------------------------------------------
Shares Outstanding (Unlimited Shares Authorized, Par Value $0.01)                1,971,529
------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share                      $       7.32
------------------------------------------------------------------------------------------

Statement of Operations

                                                                          Six Months Ended
                                                                March 31, 2003 (Unaudited)
------------------------------------------------------------------------------------------
Net Investment Income Allocated from Portfolio
   Dividends (net of foreign tax withholding of $172,131)                     $    533,870
   Interest                                                                          4,089
   Securities lending income                                                        38,538
   Portfolio expenses (net of earnings and brokerage credits totaling $7,650)     (450,240)
------------------------------------------------------------------------------------------
      Net Investment Income Allocated from Portfolio                               126,257
------------------------------------------------------------------------------------------

Fund Expenses
   Administrative services fee                                                      43,157
------------------------------------------------------------------------------------------
   Total Fund Expenses                                                              43,157
------------------------------------------------------------------------------------------
      Net Investment Income                                                         83,100
------------------------------------------------------------------------------------------

Net Realized and Unrealized Loss on Securities and
   Foreign Currency Transactions Allocated from Portfolio
Net realized loss on securities and foreign currency transactions              (10,215,984)
Net change in unrealized appreciation on securities and foreign currency
transactions                                                                     8,332,531
------------------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Securities and
   Foreign Currency Transactions Allocated from Portfolio                       (1,883,453)
------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                          $ (1,800,353)
------------------------------------------------------------------------------------------

See notes to financial statements.


Berger Funds o March 31, 2003 International CORE Semi-Annual Report

                                                                               5
================================================================================

Statements of Changes in Net Assets

                                                              Six Months Ended
                                                                March 31, 2003           Year Ended
                                                                   (Unaudited)   September 31, 2002
---------------------------------------------------------------------------------------------------

From Operations
Net investment income                                            $      83,100        $   1,972,028
Net realized loss on securities and foreign currency
   transactions allocated from Portfolio                           (10,215,984)         (36,463,981)
Net change in unrealized appreciation on securities
   and foreign currency transactions allocated
   from Portfolio                                                    8,332,531            8,180,951
---------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                (1,800,353)         (26,311,002)
---------------------------------------------------------------------------------------------------

From Distributions to Shareholders
Distributions (from net investment income)                          (2,136,785)          (4,738,708)
---------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Distributions to Shareholders       (2,136,785)          (4,738,708)
---------------------------------------------------------------------------------------------------

From Fund Share Transactions
Proceeds from shares sold                                            9,842,417          115,397,634
Net asset value of shares issued in reinvestment
   of distributions                                                  1,941,044            3,465,319
Payments for shares redeemed                                      (106,432,983)        (178,277,416)
---------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Derived from Fund Share
   Transactions                                                    (94,649,522)         (59,414,463)
---------------------------------------------------------------------------------------------------
Net Decrease in Net Assets                                         (98,586,660)         (90,464,173)

Net Assets
Beginning of period                                                113,012,202          203,476,375
---------------------------------------------------------------------------------------------------
End of period                                                    $  14,425,542        $ 113,012,202
---------------------------------------------------------------------------------------------------
Undistributed net investment income                              $       8,038        $   2,061,723
---------------------------------------------------------------------------------------------------

Transactions in Fund Shares
Shares sold                                                          1,207,149           11,475,470
Shares issued to shareholders in reinvestment of distributions         239,931              341,411
Shares redeemed                                                    (13,732,062)         (17,972,565)
---------------------------------------------------------------------------------------------------
Net Decrease in Shares                                             (12,284,982)          (6,155,684)
Shares outstanding, beginning of period                             14,256,511           20,412,195
---------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                    1,971,529           14,256,511
---------------------------------------------------------------------------------------------------

See notes to financial statements.


Berger Funds o March 31, 2003 International CORE Semi-Annual Report

6

Notes to Financial Statements
March 31, 2003 (Unaudited)
================================================================================

1. Organization and Significant Accounting Policies

Organization

The Berger International CORE Fund (the "Fund") is a series of the Berger Worldwide Funds Trust (the "Trust"), a Delaware business trust, organized on May 31, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Currently, the Fund, Berger International Fund and International Equity Fund are the only series established under the Trust, although others may be added in the future.

The Fund invests all of its investable assets in the Berger International Portfolio (the "Portfolio"), the only series established under the Berger Worldwide Portfolios Trust. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (60% at March 31, 2003). The Portfolio is also an open-end management investment company and the Fund has the same investment objective and policies as the Portfolio. Since all of the Fund's assets are invested in the Portfolio, the performance of the Fund will be primarily derived from the investment performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

On January 1, 2003, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("Berger"), the Portfolio's investment adviser, consolidated all of its investment advisory operations under Janus Capital Management ("Janus"). As a result, Berger's operations were consolidated into Janus and Berger will cease to exist in mid-2003. In connection with the anticipated reorganization of Berger, the trustees of the Trust approved the liquidation of the Portfolio. The Berger Funds' directors/trustees also approved the liquidation of the Fund and the International Equity Fund. Also in connection with the anticipated reorganization of Berger, the Berger Funds' directors/trustees and shareholders approved the reorganization of certain of the Berger Funds, including the Berger International Fund, into a comparable Janus fund.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Since the Fund will invest all of its investable assets in the Portfolio, the value of the Fund's invested assets will be equal to the value of its beneficial interest in the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which accompany the Fund's financial statements.

Calculation of Net Asset Value

The per share calculation of net asset value is determined by dividing the total value of the Fund's assets, less liabilities, by the total number of shares outstanding.

Income and Expenses

As an investor in the Portfolio, the Fund is allocated its pro rata share of the aggregate investment income, realized and unrealized gains or losses and annual operating expenses, including earnings and brokerage credits, of the Portfolio. Income, realized and unrealized gains or losses and expenses are allocated on the day incurred in proportion to the prior day's net assets of the Fund relative to the other investors in the Portfolio. Expenses directly attributable to the Fund are charged against the operations of the Fund.

Federal Income Tax Status

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund's intention is to comply with the provisions of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, if any, to shareholders. Therefore, no income tax provision is required.

Federal Income Taxes

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders was as follows:

                   Ordinary Income                       Long-term Capital Gains
--------------------------------------------------------------------------------
                        $2,136,785                                            --
--------------------------------------------------------------------------------

Dividends received by shareholders of the Funds, which are derived from foreign source income, and foreign taxes paid by the Funds are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Funds. During the period ended March 31, 2003, the Fund paid $172,131 of foreign taxes on $594,667 of foreign source income.



Berger Funds o March 31, 2003 International CORE Semi-Annual Report

The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatments of net operating losses and foreign currency transactions. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in capital. During the year ended September 30, 2002, the Fund elected to defer the following post-October 31 net capital and/or currency losses to the year ended September 30, 2003. At March 31, 2003, the Fund had the following net capital loss carryovers ("CLCO"), which may be used to offset future realized capital gains for federal income tax purposes, expiring in 2009 and 2010.

        Post-October 31                                  CLCO
                                                         ----
                 Losses                   2009                              2010
--------------------------------------------------------------------------------
            $32,660,264                $38,111                       $16,829,646
--------------------------------------------------------------------------------

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Agreements

Under an administrative services agreement with the Fund, Berger serves as the administrator of the Fund. Pursuant to such agreement, the Fund pays Berger a fee at an annual rate equal to the lesser of 0.10% of its average daily net assets or Berger's annual cost to provide or procure such services plus 0.01% of the Fund's average daily net assets. Under the agreement, Berger is responsible, at its own expense, for providing or procuring all administrative services reasonably necessary for the operation of the Fund.

State Street Bank and Trust Company ("State Street") has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the net asset value of the Fund, and to perform certain accounting and recordkeeping functions. The cost of such services are covered under the administrative services agreement with Berger, as mentioned above.

Certain officers and trustees of the Trust are also officers and directors of Berger. Trustees who are not affiliated with Berger are compensated for their services. Such fees, which are allocated among the entire Berger Funds complex, are allocated directly to the Portfolio and, therefore, indirectly to the Fund.

3. Subsequent Events

Effective April 17, 2003, the Fund ceased operations, liquidated its partnership interest in the Portfolio and paid a liquidating distribution to its shareholders. Shareholders received the net asset value on April 17, 2003 of $7.69 per share.



Berger Funds o March 31, 2003 International CORE Semi-Annual Report

8

Berger International CORE Fund
================================================================================
Berger International CORE Fund
For a Share Outstanding Throughout the Period

                                   Six Months Ended
                                     March 31, 2003                                  Years Ended September 30,
                                        (Unaudited)           2002            2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
   period                                  $  7.93        $   9.97        $  14.81        $  13.46        $  10.60        $  11.67
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)               0.02            0.15            0.22            0.09           (0.12)           0.43
   Net realized and unrealized gains
      (losses)
      on securities and foreign currency
      transactions allocated from Portfolio  (0.47)          (1.95)          (4.15)           1.31            3.32           (1.34)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             (0.45)          (1.80)          (3.93)           1.40            3.20           (0.91)
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
   Dividends (from net investment income)    (0.16)          (0.24)          --              (0.05)          (0.34)          (0.08)
   Distributions (from capital gains)           --              --           (0.91)          --              --              (0.08)
------------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions         (0.16)          (0.24)          (0.91)          (0.05)          (0.34)          (0.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $  7.32        $   7.93        $   9.97        $  14.81        $  13.46        $  10.60
------------------------------------------------------------------------------------------------------------------------------------
Total Return(4)                              (5.87)%        (18.56)%        (28.07)%         10.40%          30.45%          (7.79)%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net assets, end of period
     (in thousands)                        $14,426        $113,012        $203,476        $260,789        $231,985        $153,918
   Net expense ratio to average
     net assets(1),(2)                        1.07%(5)        1.02%           0.99%           1.01%           1.06%           1.08%
   Ratio of net investment income to
     average net assets                       0.18%(5)        1.06%           1.98%           0.69%           0.69%           3.44%
   Gross expense ratio to average
     net assets(2)                            1.07%(5)        1.02%           0.99%           1.01%           1.06%           1.12%
   Portfolio turnover rate(3),(4)                8%             39%             41%             31%             16%             17%

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Portfolio's Adviser.

(2) Reflects the Fund's expenses plus the Fund's pro rata share of the Portfolio's expenses.

(3) Represents the portfolio turnover rate of the Portfolio. All of the investable assets of the Fund are invested in the Portfolio.

(4) Not annualized.

(5) Annualized.

See notes to financial statements.




Berger Funds o March 31, 2003 International CORE Semi-Annual Report

                                                                               9
================================================================================





                                     Berger
                             International Portfolio

                               Semi-Annual Report
                                 March 31, 2003




           The following pages should be read in conjunction with the
                         Berger International CORE Fund
                               Semi-Annual Report.





Berger Funds o March 31, 2003 International CORE Semi-Annual Report

10

Berger International
Portfolio
================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                               March 31, 2003
---------------------------------------------------------------------------------------------
Country/
Shares      Company                             Industry                                Value
---------------------------------------------------------------------------------------------
Common Stock (107.93%)
Australia (3.12%)
   34,005   Fosters Group Ltd.                  Restaurants/Pubs/Breweries          $  91,101
   12,443   National Australia Bank Ltd.        Banks                                 240,421
   32,335   News Corp. Ltd.                     Media & Photography                   210,603
   22,842   Westpac Banking Corp. Ltd.          Banks                                 208,310
---------------------------------------------------------------------------------------------
                                                                                      750,435
---------------------------------------------------------------------------------------------

Finland (1.63%)
   28,448   Nokia Oyj                           Information Technology Hardware       392,619
---------------------------------------------------------------------------------------------

France (9.04%)
   15,447   Aventis SA                          Pharmaceuticals                       677,455
   28,619   AXA                                 Insurance                             337,573
    3,569   Lafarge SA                          Construction & Building Materials     199,595
    7,597   TotalFinaElf SA - Class B           Oil & Gas                             960,697
---------------------------------------------------------------------------------------------
                                                                                    2,175,320
---------------------------------------------------------------------------------------------

Germany (6.14%)
      545   Allianz AG - Reg.                   Insurance                              26,974
   11,169   Bayer AG                            Chemicals - Commodity                 152,077
   15,371   Bayerische Motoren Werke AG         Automobiles                           426,290
    5,436   Deutsche Bank AG - Reg.                                                   228,153
   15,649   E.On AG                             Diversified Industrials               644,518
---------------------------------------------------------------------------------------------
                                                                                    1,478,012
---------------------------------------------------------------------------------------------

Hong Kong (3.40%)
   39,000   Cheung Kong (Holdings) PLC          Real Estate                           215,515
   32,500   Hong Kong Electric Holdings Ltd.    Electricity                           129,593
  982,000   Petrochina Co. Ltd.                 Oil & Gas                             206,486
   31,000   Sun Hung Kai Properties Ltd.        Real Estate                           148,652
   30,000   Swire Pacific Ltd. - 'A'            Diversified Industrials               118,470
---------------------------------------------------------------------------------------------
                                                                                      818,716
---------------------------------------------------------------------------------------------

Ireland (1.43%)
   23,758   CRH PLC                             Construction & Building Materials     344,208
---------------------------------------------------------------------------------------------

Italy (4.26%)
   42,547   ENI S.p.A.                          Oil & Gas                             567,723
   66,606   Telecom Italia S.p.A.               Telecommunications Services           458,899
---------------------------------------------------------------------------------------------
                                                                                    1,026,622
---------------------------------------------------------------------------------------------

Japan (15.42%)
    3,730   ACOM Co. Ltd.                       Specialty & Other Finance              97,929
   27,000   Canon, Inc.                         Electronic & Electrical Equipment     946,686
   13,000   Fuji Photo Film Co. Ltd.            Media & Photography                   400,762
   11,300   Honda Motor Co. Ltd.                Automobiles                           378,023
    5,000   Hoya Corp.                          Electronic & Electrical Equipment     302,774
    3,300   Nintendo Co. Ltd.                   Entertainment/Leisure/Toys            268,304
      109   Nippon Telegraph & Telephone Corp   Telecommunications Services           372,026
      115   NTT DoCoMo, Inc.                    Telecommunications Services           215,245
    1,800   Rohm Co. Ltd.                       Information Technology Hardware       195,892
    4,400   Sony Corp.                          Household Goods & Textiles            156,511
   10,100   Takeda Chemicals Industries Ltd.    Pharmaceuticals                       378,937
---------------------------------------------------------------------------------------------
                                                                                    3,713,089
---------------------------------------------------------------------------------------------




Berger Funds o March 31, 2003 International CORE Semi-Annual Report

================================================================================


SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                       March 31, 2003
-----------------------------------------------------------------------------------------------------
Country/
Shares       Company                                   Industry                                 Value
-----------------------------------------------------------------------------------------------------
Common Stock (107.93%) - continued
South Korea (3.08%)
     4,600   Kookmin Bank - Spon. ADR                  Banks                               $  105,800
     5,202   Pohang Iron & Steel Co. - Spon. ADR       Steel & Other Materials                102,479
     4,726   Samsung Electronics Co. Ltd. - GDR Reg.   Electronic & Electrical Equipment      534,038
-----------------------------------------------------------------------------------------------------
                                                                                              742,317
-----------------------------------------------------------------------------------------------------

Netherlands (9.48%)
    36,094   ABN Amro Holdings NV                      Banks                                  527,262
     4,538   Heineken NV                               Beverages                              168,152
    44,589   ING Groep NV                              Banks                                  514,766
    28,276   Koninklijike Ahold NV                     Food & Drug Retailers                   94,016
    26,703   Koninklijke Phillips Electronics NV       Household Goods & Textiles             418,897
    26,777   Reed Elsevier NV                          Media & Photography                    269,432
     9,871   TPG NV                                    Support Services                       150,222
     5,518   VNU NV                                    Media & Photography                    140,040
-----------------------------------------------------------------------------------------------------
                                                                                            2,282,787
-----------------------------------------------------------------------------------------------------

Portugal (0.20%)
    28,000   Electricidade de Portugal SA              Electricity                             47,923
-----------------------------------------------------------------------------------------------------

Spain (4.12%)
    72,856   Banco Santander Central Hispano SA        Banks                                  464,630
    53,569   Telefonica SA*                            Telecommunications Services            500,473
     1,947   Telefonica SA - Bonus Shares*             Telecommunications Services             26,131
-----------------------------------------------------------------------------------------------------
                                                                                              991,234
-----------------------------------------------------------------------------------------------------

Switzerland (14.04%)
     5,331   Nestle SA Reg.                            Food Producers & Processors          1,053,557
    16,448   Novartis AG Reg.                          Pharmaceuticals                        608,195
     7,670   Roche Holding                             Pharmaceuticals                        458,427
    10,550   Swiss Re Reg.                             Insurance                              516,763
    17,487   UBS AG Reg.                               Banks                                  742,863
-----------------------------------------------------------------------------------------------------
                                                                                            3,379,805
-----------------------------------------------------------------------------------------------------

United Kingdom (32.57%)
   121,733   Barclays PLC                              Banks                                  701,723
    71,952   BP PLC                                    Oil & Gas                              455,956
    35,103   British American Tobacco PLC              Tobacco                                327,917
    72,718   Cadbury Schweppes PLC                     Food Producers & Processors            384,726
    53,101   Compass Group PLC                         Restaurants/Pubs/Breweries             226,638
    70,477   Diageo PLC                                Beverages                              722,365
    43,948   GlaxoSmithKline PLC                       Pharmaceuticals                        772,501
    56,038   Hilton Group PLC                          Leisure, Entertainment, & Hotels       121,910
    49,061   HSBC Holdings PLC                         Commercial Banks & Other Banks         502,858
    36,290   Kingfisher PLC                            Retail Trade                           131,819
    80,516   Lloyds TSB Group PLC                      Banks                                  409,452
    48,711   Prudential Corp. PLC                      Life Assurance                         237,327
    91,405   Shell Transport And Trading Co. PLC       Oil & Gas                              552,161
    18,279   Smith & Nephew PLC                        Health & Personal Care                 111,719
     9,008   Smiths Group PLC                          Aerospace & Defense                     91,048
    91,684   Tesco PLC                                 Food & Drug Retailers                  258,100
   144,600   TI Automotive Ltd. - Ordinary A
             Shares*@[check mark]                      Automobile Components                       --
    84,647   Unilever PLC                              Food Producers & Processors            783,382



Berger Funds o March 31, 2003 International CORE Semi-Annual Report

12

Berger International
Portfolio
================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                       March 31, 2003
-----------------------------------------------------------------------------------------------------
Country/
Shares        Company                             Industry                                      Value
-----------------------------------------------------------------------------------------------------
Common Stock (107.93%) - continued
United Kingdom (32.57%) - continued
    442,765   Vodafone Group PLC                  Telecommunications Services            $   790,162
     18,360   Wolseley PLC                        Construction & Building Materials          148,459
     20,411   WPP Group PLC                       Media & Photography                        109,922
-----------------------------------------------------------------------------------------------------
                                                                                           7,840,145
-----------------------------------------------------------------------------------------------------
Total Common Stock (Cost $28,364,364)                                                     25,983,232
-----------------------------------------------------------------------------------------------------
Total Investments (Cost $28,364,364) (107.93%)                                            25,983,232
Total Other Assets, Less Liabilities (-7.93%)                                             (1,908,455)
-----------------------------------------------------------------------------------------------------
Net Assets (100.00%)                                                                     $24,074,777
-----------------------------------------------------------------------------------------------------

*Non-income producing security.
@ -- Security valued at fair value determined in good faith pursuant to procedures established by and under the supervision of the Portfolio's trustees.
ADR - American Depositary Receipt.
GDR - Global Depository Receipt.
PLC - Public Limited Company.

[check mark] SCHEDULE OF RESTRICTED SECURITIES AND/OR ILLIQUID SECURITIES

                                                                    Fair Value
                            Date                       Fair           as a %
                          Acquired          Cost       Value       of Net Assets
--------------------------------------------------------------------------------
TI Automotive Ltd. -
Ordinary A Shares
  Common Stock           6/30/2001           $0         $0              0.00%

See notes to financial statements.



Berger Funds o March 31, 2003 International CORE Semi-Annual Report

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

                                                                 March 31, 2003
                                                                     (Unaudited)
--------------------------------------------------------------------------------
Assets
Investments, at cost                                               $ 28,364,364
--------------------------------------------------------------------------------
Investments, at value                                              $ 25,983,232
Cash                                                                      6,503
Receivables
  Investment securities sold                                         14,989,234
  Fund shares sold                                                       14,686
  Dividends                                                             658,592
  Due from Adviser                                                        5,445
--------------------------------------------------------------------------------
  Total Assets                                                       41,657,692
--------------------------------------------------------------------------------
Liabilities
Payables
  Fund shares redeemed                                               12,914,121
  Loan payable to banks                                               4,616,846
Accrued investment advisory fees                                         35,285
Accrued custodian and accounting fees                                     6,754
Accrued audit fees                                                        9,909
--------------------------------------------------------------------------------
  Total Liabilities                                                  17,582,915
--------------------------------------------------------------------------------
Net Assets                                                         $ 24,074,777
--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS

                                                               Six Months Ended
                                                      March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
Investment Income
  Dividends (net of foreign taxes withheld)                        $    653,710
  Interest                                                                4,643
  Securities lending income                                              43,563
--------------------------------------------------------------------------------
  Total Income                                                          701,916
--------------------------------------------------------------------------------
Expenses
  Investment advisory fees                                              455,194
  Accounting fees                                                        12,297
  Custodian fees                                                         35,394
  Audit fees                                                              9,525
  Legal fees                                                              1,258
  Trustees' fees and expenses                                             5,303
  Interest expense                                                       17,920
  Other expenses                                                          1,609
--------------------------------------------------------------------------------
  Gross Expenses                                                        538,500
  Less fees waived and/or reimbursed by Adviser                          (5,445)
  Less brokerage credits                                                (12,768)
--------------------------------------------------------------------------------
  Net Expenses                                                          520,287
--------------------------------------------------------------------------------
  Net Investment Income                                                 181,629
--------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Securities and
  Foreign Currency Transactions
Net realized loss on securities and foreign
  currency transactions                                             (12,821,739)
Net change in unrealized appreciation (depreciation)
  on securities and foreign currency transactions                    10,494,743
--------------------------------------------------------------------------------
Net Realized and Unrealized
  Loss on Securities and Foreign Currency Transactions               (2,326,996)
--------------------------------------------------------------------------------
Net Decrease in Net Assets from Operations                         $ (2,145,367)
--------------------------------------------------------------------------------

Foreign taxes withheld                                             $    201,758
================================================================================

See notes to financial statements.



Berger Funds o March 31, 2003 International CORE Semi-Annual Report

14

Berger International
Portfolio
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                    Six Months Ended              Year Ended
                                           March 31, 2003 (Unaudited)     September 30, 2002
--------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                  $     181,629           $   2,301,706
Net realized loss on securities and
  foreign currency transactions                          (12,821,739)            (40,769,529)
Net change in unrealized appreciation (depreciation)
  on securities and foreign currency transactions         10,494,743              11,520,817
--------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting
  from Operations                                         (2,145,367)            (26,947,006)
--------------------------------------------------------------------------------------------
From Transactions in Investors' Beneficial Interest
Contributions                                             48,649,556             273,803,067
Withdrawals                                             (148,768,136)           (356,669,512)
--------------------------------------------------------------------------------------------
Net Decrease in Net Assets Derived from
  Investors' Beneficial Interest Transactions           (100,118,580)            (82,866,445)
--------------------------------------------------------------------------------------------
Net Decrease in Net Assets                              (102,263,947)           (109,813,451)
Net Assets
Beginning of period                                      126,338,724             236,152,175
--------------------------------------------------------------------------------------------
End of period                                          $  24,074,777           $ 126,338,724
--------------------------------------------------------------------------------------------



                                       Six Months ended
                                         March 31, 2003                         Years Ended September 30,
                                            (Unaudited)        2002          2001          2000          1999           1998
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (in thousands)      $24,075      $126,339      $236,152      $311,768      $265,211      $177,596
Net expense ratio to average net assets(1)       1.00%(3)      0.95%         0.95%         0.97%         1.00%         1.00%
Ratio of net investment income to
  average net assets                             0.34%(3)      1.10%         2.04%         0.73%         0.75%         3.45%
Gross expense ratio to average net assets        1.01%(3)      0.95%         0.95%         0.97%         1.01%         1.04%
Portfolio turnover rate(2)                          8%           39%           41%           31%           16%           17%

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.



Berger Funds o March 31, 2003 International CORE Semi-Annual Report

Notes to Financial Statements
March 31, 2003 (Unaudited)
================================================================================

1.  Organization and Significant Accounting Policies

Organization

Berger International Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio is the only series established under the Berger Worldwide Portfolios Trust (the "Trust"), which was organized as a Delaware business trust on May 31, 1996. Currently there are three investors in the Portfolio: the Berger International Fund, the International Equity Fund and the Berger International CORE Fund.


On January 1, 2003, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("Berger"), the Portfolio's investment adviser, consolidated all of its investment advisory operations under Janus Capital Management ("Janus"). As a result, Berger's operations were consolidated into Janus and Berger will cease to exist in mid-2003. In connection with the anticipated reorganization of Berger, the trustees of the Trust approved the liquidation of the Berger International Portfolio. Also in connection with the anticipated reorganization of Berger, the Berger Funds' directors/trustees and shareholders approved the reorganization of certain of the Berger Funds, including the Berger International Fund, into a comparable Janus fund. The Berger Funds' directors/trustees also approved the liquidation of the International Equity Fund and the International CORE Fund.


Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges, the Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Prices of foreign securities are converted to U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the trustees of the Portfolio.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees of the Portfolio.

Foreign Currency Translation

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Federal Income Tax Status

The Portfolio is considered a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are reported as soon as the Portfolio is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Interest income is recorded on the accrual basis and includes



Berger Funds o March 31, 2003 International CORE Semi-Annual Report

16

Notes to Financial Statements
March 31, 2003 (Unaudited)
================================================================================

accretion of discount and amortization of premium. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2.  Agreements

Berger serves as investment adviser to the Portfolio pursuant to an agreement that provides for an investment advisory fee to be paid to Berger according to the following schedule:

Average Daily Net Assets                                           Annual Rate
--------------------------------------------------------------------------------
First $500 million                                                      .85%
Next $500 million                                                       .80%
Over $1 billion                                                         .75%
--------------------------------------------------------------------------------

The investment advisory fee is accrued daily and paid monthly. Berger has delegated the day-to-day investment management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM"). Berger pays BIAM a sub-advisory fee from the investment advisory fee it receives from the Portfolio. Berger is also responsible for providing for or arranging for all managerial and administrative services necessary for the operations of the Portfolio.

The Portfolio has entered into custody, recordkeeping and pricing agreements with State Street Bank and Trust Company ("State Street"). The custody, recordkeeping and pricing agreements provide for the monthly payment of a fee computed as a percentage of average daily net assets on a total relationship basis with other funds in the Berger Funds complex. State Street's fees for custody, recordkeeping and pricing are subject to reduction by credits earned by the Portfolio, based on the cash balances of the Portfolio held by State Street as custodian. The Portfolio could have employed these cash balances to produce income if it had not entered into this expense reduction agreement with State Street. Such reductions, if any, are included in Earnings Credits in the Statement of Operations.

The trustees of the Portfolio have authorized portfolio transactions to be placed through certain unaffiliated broker-dealers. When transactions are effected through such broker-dealers, a portion of the commission is credited against, and thereby reduces, operating expenses that the Portfolio would otherwise be obligated to pay. Such credits are included as Brokerage Credits on the Statement of Operations. No such credits were earned from affiliated broker-dealers.

Certain officers and trustees of the Trust are officers and directors of Berger. Trustees who are not affiliated with Berger are compensated for their services. Such fees are allocated among all of the funds in the Berger Funds complex. The Portfolio's portion of the trustees' fees and expenses for the period ended March 31, 2003, totaled $5,303.

The Trust adopted a trustee fee deferral plan (the "Plan") which allows the non-affiliated trustees to defer the receipt of all or a portion of the trustee fees payable. The deferred fees are invested in various funds managed by Berger until distribution in accordance with the Plan.

3.  Investment Transactions

Purchases and Sales

Purchases and sales proceeds of investment securities (excluding short-term securities) during the period ended March 31, 2003 were as follows:

                        Purchases                            Sales
--------------------------------------------------------------------------------
                       $7,803,241                     $105,835,608
--------------------------------------------------------------------------------

There were no purchases or sales of long-term U.S. government securities during the period ended March 31, 2003.

Unrealized Appreciation, Unrealized
Depreciation and Federal Tax Cost of Securities

At March 31, 2003, the federal tax cost of securities and the composition of net unrealized appreciation (depreciation) of investment securities held were as follows:

                    Gross Unrealized      Gross Unrealized                Net
Federal Tax Cost        Appreciation          Depreciation       Depreciation
--------------------------------------------------------------------------------
      $34,972,586           $667,687          $(9,657,041)        $(8,989,354)
--------------------------------------------------------------------------------

The difference between book and tax appreciation/depreciation is primarily due to wash sale loss deferrals.

Forward Currency Contracts

The Portfolio may enter into forward foreign currency exchange contracts for the purpose of hedging the Portfolio against exposure to market value fluctuations in foreign currencies. The use of such instruments may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying secu-



Berger Funds o March 31, 2003 International CORE Semi-Annual Report

================================================================================

rities, or that the counterparty will fail to perform its obligations. Forward currency contracts and foreign denominated assets may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risk may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted to the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Realized and unrealized gains or losses on these securities are included in Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations.

Securities Lending

Under an agreement with State Street, the Portfolio has the ability to lend securities to brokers, dealers and other authorized financial institutions. Loans of portfolio securities are collateralized by cash remitted from the borrower of such securities in an amount greater than the market value of the loaned securities at the time the loan is made. The cash collateral received is invested in an unaffiliated money market fund and is evaluated daily to ensure that its market value exceeds the current market value of the loaned securities. Income generated by such investment, net of any rebates paid to the borrower, is split among the Portfolio and State Street as lending agent. At March 31, 2003, the Portfolio had no securities on loan.

Repurchase Agreements

Repurchase agreements held by the Portfolio are fully collateralized by U.S. government and government agency securities and such collateral is in the possession of the Portfolio's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Concentration of Risk

The Portfolio may have elements of risk due to concentrated investments in specific industries, foreign issuers located in a specific country or certain restricted securities. Such concentrations may subject the Portfolio to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value of securities. The Portfolio may have registration rights for specific restricted securities, which may require that registration costs be borne by the Portfolio.

4. Line of Credit

The Portfolio, along with certain other funds managed by Berger, is party to an ongoing agreement with State Street that allows these funds and the Portfolio, collectively, to borrow up to $100 million, subject to certain conditions, for temporary or emergency purposes. Interest, based on the Federal Funds Rate plus a spread, is charged to the specific party that executes the borrowing. In addition, the unsecured line of credit requires a quarterly payment of a commitment fee by the Funds based on the average daily unused portion of the line of credit. At March 31, 2003, the Portfolio had line of credit borrowings outstanding of $3,540,000. Such borrowings are considered short-term and were repaid subsequent to March 31, 2003.

5.  Subsequent Events

Effective April 17th, 2003, pursuant to a plan of liquidation approved by the trustees of the Trust, the Portfolio ceased operations and distributed its assets and liabilities to the three investors in the Portfolio: the Berger International Fund, the International Equity Fund and the Berger International CORE Fund.


Berger Funds o March 31, 2003 International CORE Semi-Annual Report

18


FUND DIRECTORS/TRUSTEES
AND OFFICERS

================================================================================

Each Fund is supervised by a board of directors/trustees who are responsible for major decisions about the Funds' policies and overall Fund oversight. Each Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian. The directors/trustees do not serve for a specified term of office; however, they have adopted a retirement age of 75 years. The following table provides information about each of the trustees and officers of the Trusts or Fund.

                      POSITION(S)
                      HELD WITH THE                                                        NUMBER OF
                      FUND/TRUST                                                           FUNDS IN FUND
NAME, ADDRESS         AND LENGTH                                                           COMPLEX          OTHER
AND DATE              OF TIME                                                              OVERSEEN BY      DIRECTORSHIPS
OF BIRTH              SERVED             PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS     TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
DIRECTORS/TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Michael Owen          Chairman of the    Dean of Zayed University (since September         13               N/A
210 University        Board              2000). Formerly self-employed as a financial
Blvd.                 (34 years)         and management consultant, and in real estate
Suite 800                                development (from June 1999 to September 2000).
Denver, CO 80206                         Dean (from 1993 to June 1999), and a member of
                                         the Finance faculty (from 1989 to 1993), of the
DOB: 1937                                College of Business, Montana State University.
                                         Formerly, Chairman and Chief Executive Officer
                                         of Royal Gold, Inc. (mining) (1976 to 1989).

----------------------------------------------------------------------------------------------------------------------------------
Dennis E. Baldwin     Director/          President, Baldwin Financial Counseling (since    13               N/A
210 University        Trustee            July 1991). Formerly, Vice President and Denver
Blvd.                 (11 years)         Office Manager of Merrill Lynch Capital Markets
Suite 800                                (1978 to 1990).
Denver, CO 80206

DOB: 1928

----------------------------------------------------------------------------------------------------------------------------------
Katherine A.          Vice Chair of      General Partner/Managing Principal (since         13               N/A
Cattanach, CFA        the Board          September 1987), Sovereign Financial Services,
210 University        (8 years)          Inc. (financial consulting and management firm).
Blvd.                                    Executive Vice President (1981 to 1988), Captiva
Suite 800                                Corporation, Denver, Colorado (private investment
Denver, CO 80206                         management firm). Ph.D. in Finance (Arizona State
                                         University).
DOB: 1945

----------------------------------------------------------------------------------------------------------------------------------
Paul R. Knapp         Director/         Executive Officer of DST Systems, Inc. ("DST"),    20               Director and Vice
210 University        Trustee           a publicly traded information and transaction                       President (February
Blvd.                 (8 years)         processing company, which acts as the Funds'                        1998 to November
Suite 800                               transfer agent (since October 2000). DST is                         2000) of West Side
Denver, CO 80206                        33% owned by Janus Capital Group, Inc.,                             Investments, Inc.
                                        which owns 100% of Berger Financial Group LLC.                      (investments), a
DOB: 1945                               Mr. Knapp owns common shares and options                            wholly owned
                                        convertible into common shares of DST Systems which,                subsidiary of DST
                                        in the aggregate and assuming exercise of the                       Systems, Inc.
                                        options, would result in his owning less than
                                        1/2 of 1% of DST System's common shares. Mr. Knapp
                                        is also President of Vermont Western
                                        Assurance, Inc., a wholly owned subsidiary of
                                        DST Systems (since December 2000). President,
                                        Chief Executive Officer and a director (September
                                        1997 to October 2000) of DST Catalyst, Inc., an
                                        international financial markets consulting,
                                        software and computer services company, (now DST
                                        International, a subsidiary of DST). Previously
                                        (1991 to October 2000), Chairman, President,
                                        Chief Executive Officer and a director of
                                        Catalyst Institute (international public policy
                                        research organization focused primarily on
                                        financial markets and institutions); also (1991
                                        to September 1997), Chairman, President, Chief
                                        Executive Officer and a director of Catalyst
                                        Consulting (international financial
                                        institutions business consulting firm).
----------------------------------------------------------------------------------------------------------------------------------

Berger Funds o March 31, 2003 International CORE Semi-Annual Report

FUND DIRECTORS/TRUSTEES
AND OFFICERS

================================================================================

                      POSITION(S)
                      HELD WITH THE                                                        NUMBER OF
                      FUND/TRUST                                                           FUNDS IN FUND
NAME, ADDRESS         AND LENGTH                                                           COMPLEX          OTHER
AND DATE              OF TIME                                                              OVERSEEN BY      DIRECTORSHIPS
OF BIRTH              SERVED             PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS     TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
DIRECTORS/TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Harry T. Lewis, Jr.   Director/          Lewis Investments (since June 1988)               13               Director, J.D. Edwards
210 University        Trustee            (self-employed private investor). Formerly,                        & Co. (1995 to March
Blvd.                 (15 Years)         Senior Vice President, Rocky Mountain Region, of                   2002); Director,
Suite 800                                Dain Bosworth Incorporated and member of that                      National Fuel
Denver, CO 80206                         firm's Management Committee (1981 to 1988).                        Corporation (oil & gas
                                                                                                            production); Advisory
DOB: 1933                                                                                                   Director, Otologics,
                                                                                                            LLC, (implantable
                                                                                                            hearing aid) (since
                                                                                                            1999); Member of
                                                                                                            Community Advisory
                                                                                                            Board, Wells Fargo
                                                                                                            Bank-Denver

----------------------------------------------------------------------------------------------------------------------------------

William Sinclaire     Director/          President (since January 1998), Santa Clara LLC   13               N/A
210 University        Trustee            (privately owned agricultural company). President
Blvd.                 (31 years)         (January 1963 to January 1998), Sinclaire
Suite 800                                Cattle Co. (privately owned agricultural
Denver, CO 80206                         company).

DOB: 1928

----------------------------------------------------------------------------------------------------------------------------------

Albert C. Yates       Director/          President (since 1990), Chancellor and Professor  13                   Member, Board of
210 University        Trustee            of Chemistry-Department of Chemistry, of                               Directors, Adolph
Blvd.                 (1 year)           Colorado State University. Formerly Executive                          Coors Company
Suite 800                                Vice President and Provost (1983 to                                    (brewing company)
Denver, CO 80206                         1990), Academic Vice President and Provost (1981                       (since 1998);
                                         to 1983) and Professor of Chemistry (1981 to                           Member, Board of
DOB: 1941                                1990) of Washington State University. Vice                             Directors, Dominion
                                         President and University Dean for Graduate                             Industrial Capital
                                         Studies and Research and Professor of Chemistry                        Bank (1999 to
                                         of the University of Cincinnati (1977 to 1981).                        2000); Member,
                                                                                                                Board of Directors,
                                                                                                                Centennial Bank of
                                                                                                                the West (since
                                                                                                                2001)

----------------------------------------------------------------------------------------------------------------------------------

             Berger Funds o March 31, 2003 International CORE Semi-Annual Report

20

FUND DIRECTORS/TRUSTEES
AND OFFICERS (continued)
================================================================================



                      POSITION(S)                                                               NUMBER OF
                      HELD WITH THE                                                             FUNDS IN FUND
                      FUND/TRUST AND                                                            COMPLEX        OTHER
NAME, ADDRESS AND     LENGTH OF                                                                 OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH         TIME SERVED       PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS           TRUSTEE        HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR/
TRUSTEES AND OFFICERS
OF THE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Jack R. Thompson*     President and     President and director since May 1999 (Executive Vice      13          Audit Committee
210 University        Director/         President from February 1999 to May 1999) of Berger                    Member of the Public
Blvd.                 Trustee (since    Growth Fund and Berger Large Cap Growth Fund.                          Employees' Retirement
Suite 800             May 1999)         President and trustee since May 1999 (Executive Vice                   Association of
Denver, CO 80206                        President from February 1999 to May 1999) of Berger                    Colorado (pension
                                        Investment Portfolio Trust, Berger Institutional                       plan) (from November
                                        Products Trust, Berger Worldwide Funds Trust, Berger                   1997 to December
DOB: 1949                               Worlwide Portfolios Trust and Berger Omni Investment                   2001).
                                        Trust. President and Chief Executive Officer (since June
                                        1999) (Executive Vice President from February 1999 to
                                        June 1999) of Berger Financial Group LLC. Director,
                                        President and Chief Executive Officer of Stilwell Management,
                                        Inc. (from September 1999 to December  2002). President
                                        and Chief Executive Officer of Berger/Bay Isle LLC
                                        (from May 1999 to December 2002). Self-employed as a
                                        consultant from July 1995 through February 1999. Director
                                        of Wasatch Advisors (investment management) from
                                        February 1997 to February 1999.

*Mr. Thompson is considered an interested person of the Trusts or Funds due to his positions held at Berger Financial Group LLC
(or its affiliated companies).
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF
THE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Janice M. Teague*     Vice              Vice President (since November 1998) and Assistant         N/A            N/A
210 University        President         Secretary (since February 2000 and previously from
Blvd.                 of the Funds/     September 1996 to November 1998) and Secretary
Suite 800             Trusts (since     (November 1998 to February 2000) of the Berger Funds.
Denver, CO 80206      November          Vice President (since October 1997), Secretary (since
                      1998) and         November 1998) and Assistant Secretary (October 1996
                      Assistant         through November 1998) with Berger Financial Group LLC.
DOB: 1954             Secretary         Vice President and Secretary with Berger Distributors LLC
                      (since Feb.       (since August 1998). Vice President and Secretary of Bay
                      2000)             Isle Financial LLC (January 2002 to February 2003).
                                        Formerly, self-employed as a business consultant (from
                                        June 1995 through September 1996).
-----------------------------------------------------------------------------------------------------------------------------------
Andrew J. Iseman*     Vice              Vice President of the Berger Funds (since March 2001).        N/A         N/A
210 University        President         Vice President (since September 1999) and Chief Operating
Blvd.                 of the Funds/     Officer (since November 2000) of Berger Financial Group
Suite 800             Trusts (since     LLC. Manager (since September 1999) and Director (June 1999
Denver, CO 80206      Mar. 2001)        to September 1999) of Berger Distributors LLC. Vice
                                        President-Operations (February 1999 to November 2000) of
                                        Berger Financial Group LLC. Associate (November 1998 to
DOB: 1954                               February 1999) with DeRemer & Associates (a consulting
                                        firm). Vice  President-Operations (February 1997 to
                                        November 1998) and Director of Research and Development
                                        (May 1996 to February 1997) of Berger Financial Group LLC.


-----------------------------------------------------------------------------------------------------------------------------------

================================================================================


                     POSITION(S)
                     HELD WITH THE
                     FUND/TRUST AND
NAME, ADDRESS        LENGTH OF
AND DATE OF BIRTH    TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Anthony R. Bosch*    Vice President     Vice President of the Berger Funds (since February 2000).
210 University       of the Funds/      Vice President (since June 1999) and Chief Legal Officer
Blvd.                Trusts (since      (since August 2000) with Berger Financial Group LLC.
Suite 800            Feb. 2000)         President, Chief Executive Officer, Manager (since
Denver, CO 80206                        December 2002), Vice President (September 2001 to
                                        December 2002) and Chief Compliance Officer (since
DOB:1965                                September 2001) with Berger Distributors LLC. Vice
                                        President of Bay Isle Financial LLC (January 2002
                                        to February 2003). Formerly, Assistant Vice President of
                                        Federated Investors, Inc. (December 1996 through May
                                        1999), and Attorney with the U.S. Securities and Exchange
                                        Commission (June 1990 through December 1996).
-----------------------------------------------------------------------------------------------------------------------------------
Brian S. Ferrie*     Vice President     Vice President of the Berger Funds (since November 1998).
210 University       of the Funds/      Vice President (since February 1997), Treasurer and
Blvd.                Trust (since       Chief Financial Officer (since March 2001) and Chief
Suite 800            Nov. 1998)         Compliance Officer (from August 1994 to March 2001)
Denver, CO 80206                        with Berger Financial Group LLC. Vice President (since
                                        May 1996), Treasurer and Chief Financial Officer (since
DOB:1958                                March 2001) and Chief Compliance Officer (from May
                                        1996 to September 2001) with Berger Distributors LLC.
-----------------------------------------------------------------------------------------------------------------------------------
John A. Paganelli*   Vice President     Vice President (since November 1998), Treasurer (since
210 University       (since Nov.        March 2001) and Assistant Treasurer (November 1998 to
Blvd.                1998) and          March 2001) of the Berger Funds. Vice President (since
Suite 800            Treasurer (since   November 1998) and Manager of Accounting (January 1997
Denver, CO 80206     Mar. 2001) of      through November 1998) with Berger Financial Group LLC.
                     the Funds/Trusts   Formerly, Manager of Accounting (December 1994 through
DOB: 1967                               October 1996) and Senior Accountant (November 1991
                                        through December 1994) with Palmeri Fund Administrators,
                                        Inc.
-----------------------------------------------------------------------------------------------------------------------------------

Sue Vreeland*       Secretary of the    Secretary of the Berger Funds (since February 2000).
210 University      Trust (since        Assistant Vice President (since April 2002 and
Blvd.               Feb. 2000)          Assistant Secretary (since June 1999) of Berger
Suite 800                               Financial Group LLC. Assistant Secretary of Berger
Denver, CO 80206                        Distributions LLC (since June 1999) and Bay Isle
                                        Financial LLC (December 2001 to February 2003). Formerly,
DOB: 1948                               Assistant Secretary of the Janus Funds (from March
                                        1994 to May 1999), Assistant Secretary of Janus
                                        Distributors, Inc. (from June 1995 to May 1997) and
                                        Manager of Fund Administration for Janus Capital
                                        Corporation (from February 1992 to May 1999).
-----------------------------------------------------------------------------------------------------------------------------------

David C. Price,     Assistant Vice      Assistant Vice President (since March 2001) of the Berger
CPA*                President of the    Funds. Assistant Vice President-Compliance (since
210 University      Funds/Trust (since  March 2001) and Manager-Compliance (October 1998 to
Blvd.               Mar. 2001)          March 2001) with Berger Financial Group LLC. Formerly,
Suite 800                               Senior Auditor (July 1996 to August 1998) and Auditor
Denver, CO 80206                        (August 1993 to June 1996) with PricewaterhouseCoopers LLP, a public accounting firm.
DOB: 1969
-----------------------------------------------------------------------------------------------------------------------------------

Lance V. Campbell,  Assistant           Assistant Treasurer (since March 2001) of the Berger
CFA, CPA*           Treasurer of the    Funds. Assistance Vice President (since January 2002)
210 University      Funds/Trusts        and Manager of Investment Accounting (August 1999
Blvd.               (since Mar. 2001)   to January 2002) with Berger Financial Group LLC.
Suite 800                               Formerly, Senior Auditor (December 1998 to August
Denver, CO 80206                        1999) and Auditor (August 1997 to December 1998)
                                        with PricewaterhouseCoopers LLP, a public accounting
DOB: 1972                               firm, and Senior Fund Accountant (January 1996 to
                                        July 1997) with INVESCO Funds Group.
---------------------------------------------------------------------------------------------------

*Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds/Trusts and/or of the Funds' adviser or sub-adviser.



           Berger Funds  o  March 31, 2003 International CORE Semi-Annual Report

[BERGER FUNDS LOGO]








                                                                         CORESAR

March 31, 2003

Semi-Annual
Report
================================================================================

INTERNATIONAL EQUITY FUND

This page intentionally left blank.

Table of Contents
================================================================================

INTERNATIONAL EQUITY FUND

Statement of Assets and Liabilities ....................................       4

Statement of Operations ................................................       4

Statements of Changes in Net Assets ....................................       5

Notes to Financial Statements ..........................................       6

Financial Highlights ...................................................       8

BERGER INTERNATIONAL PORTFOLIO

Schedule of Investments ................................................      10

Statement of Assets and Liabilities ....................................      13

Statement of Operations ................................................      13

Statements of Changes in Net Assets ....................................      14

Notes to Financial Statements ..........................................      15

Fund Trustees and Officers .............................................      18




This material must be preceded or accompanied by a prospectus for the Fund, which contains more complete information, including risks, fees and expenses. Please read it carefully before you invest. Berger Distributors LLC (4/03)



March 31, 2003 International Equity Semi-Annual Report

4

International
Equity Fund
================================================================================

STATEMENT OF ASSETS AND LIABILITIES

                                                                           March 31, 2003
                                                                               (Unaudited)
-----------------------------------------------------------------------------------------
ASSETS
Investment in Berger International Portfolio ("Portfolio"), at value         $    26,238
Receivable due from Adviser                                                          126
-----------------------------------------------------------------------------------------
    Total Assets                                                                  26,364
-----------------------------------------------------------------------------------------

LIABILITIES
Accrued administrative services fee                                                    2
-----------------------------------------------------------------------------------------
    Total Liabilities                                                                  2
-----------------------------------------------------------------------------------------
Net Assets Applicable to Shares Outstanding                                  $    26,362
-----------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Capital (par value and paid in surplus)                                      $   829,348
Accumulated net investment loss                                                     (728)
Accumulated net realized loss on securities
   and foreign currency transactions                                          (1,015,389)
Net unrealized appreciation on securities and foreign currency transactions      213,131
-----------------------------------------------------------------------------------------
                                                                             $    26,362
-----------------------------------------------------------------------------------------
Shares Outstanding (Unlimited Shares Authorized, Par Value $0.01)                  3,825
-----------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share                     $      6.89
-----------------------------------------------------------------------------------------


STATEMENT OF OPERATIONS

                                                                        Six Months Ended
                                                               March 31, 2003 (Unaudited)
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
   Dividends (net of foreign tax withholding of $131)                        $     1,074
   Interest                                                                           20
   Securities lending income                                                          55
   Portfolio expenses (net of earnings and brokerage credits totaling $14)          (971)
-----------------------------------------------------------------------------------------
     Net Investment Income Allocated from Portfolio                                  178
-----------------------------------------------------------------------------------------

FUND EXPENSES
   Administrative services fee                                                       116
-----------------------------------------------------------------------------------------
   Total Fund Expenses                                                               116
-----------------------------------------------------------------------------------------
     Net Investment Income                                                            62
-----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON SECURITIES AND
   FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIO
Net realized loss on securities and foreign currency transactions                (18,114)
Net change in unrealized appreciation on securities and foreign currency
   transactions                                                                   74,921
-----------------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Securities and Foreign
   Currency Transactions Allocated from Portfolio                                 56,807
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $    56,869
-----------------------------------------------------------------------------------------

See notes to financial statements.



March 31, 2003 International Equity Semi-Annual Report

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                             Six Months Ended
                                                               March 31, 2003              Year Ended
                                                                   (Unaudited)     September 30, 2002
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                              $       62             $    14,618
Net realized loss on securities and foreign currency
  transactions allocated from Portfolio                               (18,114)               (532,073)
Net change in unrealized appreciation (depreciation)
  on securities and foreign currency transactions
  allocated from Portfolio                                             74,921                 631,411
-----------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                   56,869                 113,956
-----------------------------------------------------------------------------------------------------

From Distributions to Shareholders
Distributions (from net investment income)                                 --                (232,687)
-----------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Distributions to Shareholders              --                (232,687)
-----------------------------------------------------------------------------------------------------

FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                               2,735                 139,472
Net asset value of shares issued in reinvestment
   of distributions                                                        --                  76,332
Payments for shares redeemed                                         (806,027)             (5,211,213)
-----------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Derived from Fund Share Transactions      (803,292)             (4,995,409)
-----------------------------------------------------------------------------------------------------
Net Decrease in Net Assets                                           (746,423)             (5,114,140)

NET ASSETS
Beginning of period                                                   772,785               5,886,925
-----------------------------------------------------------------------------------------------------
End of period                                                      $   26,362             $   772,785
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                    $     (728)            $      (790)
-----------------------------------------------------------------------------------------------------

TRANSACTIONS IN FUND SHARES
Shares sold                                                               343                  15,179
Shares issued to shareholders in reinvestment of distributions             --                   8,129
Shares redeemed                                                      (101,984)               (545,494)
-----------------------------------------------------------------------------------------------------
Net Decrease in Shares                                               (101,641)               (522,186)
Shares outstanding, beginning of period                               105,466                 627,652
-----------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                       3,825                 105,466
-----------------------------------------------------------------------------------------------------

See notes to financial statements.



March 31, 2003 International Equity Semi-Annual Report

6

Notes to Financial
Statements
March 31, 2003 (Unaudited)
================================================================================

1.  Organization and Significant Accounting Policies

Organization

International Equity Fund (the "Fund") is a series of the Berger Worldwide Funds Trust (the "Trust"), a Delaware business trust, organized on May 31, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Currently, the series comprising the Fund, Berger International Fund and Berger International CORE Fund, are the only series established under the Trust, although others may be added in the future.

The Fund invests all of its investable assets in the Berger International Portfolio (the "Portfolio"), the only series established under the Berger Worldwide Portfolios Trust. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (less than 1% at March 31, 2003). The Portfolio is also an open-end management investment company and the Fund has the same investment objective and policies as the Portfolio. Since all of the Fund's assets are invested in the Portfolio, the performance of the Fund will be primarily derived from the investment performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

On January 1, 2003, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("Berger"), the Portfolio's investment adviser, consolidated all of its investment advisory operations under Janus Capital Management ("Janus"). As a result, Berger's operations were consolidated into Janus and Berger will cease to exist in mid-2003. In connection with the anticipated reorganization of Berger, the trustees of the Trust approved the liquidation of the Portfolio. The Berger Funds' directors/trustees also approved the liquidation of the Fund and the International CORE Fund. Also in connection with the anticipated reorganization of Berger, the Berger Funds' directors/trustees and shareholders approved the reorganization of certain of the Berger Funds, including the Berger International Fund, into a comparable Janus fund.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Since the Fund will invest all of its investable assets in the Portfolio, the value of the Fund's invested assets will be equal to the value of its beneficial interest in the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which accompany the Fund's financial statements.

Calculation of Net Asset Value

The per share calculation of net asset value is determined by dividing the total value of the Fund's assets, less liabilities, by the total number of shares outstanding.

Income and Expenses

As an investor in the Portfolio, the Fund is allocated its pro rata share of the aggregate investment income, realized and unrealized gains or losses and annual operating expenses, including earnings and brokerage credits, of the Portfolio. Income, realized and unrealized gains or losses and expenses are allocated on the day incurred in proportion to the prior day's net assets of the Fund relative to the other investors in the Portfolio. Expenses directly attributable to the Fund are charged against the operations of the Fund.

Federal Income Tax Status

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund's intention is to comply with the provisions of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, if any, to shareholders. Therefore, no income tax provision is required.

Federal Income Taxes

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends received by shareholders of the Funds, which are derived from foreign source income, and foreign taxes paid by the Funds are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Funds. During the period ended March 31, 2003, the Fund paid $131 of foreign taxes on $838 of foreign source income.

The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations



March 31, 2003 International Equity Semi-Annual Report

================================================================================

which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatments of net operating losses and foreign currency transactions. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in capital.

During the year ended September 30, 2002, the Fund elected to defer the following post-October 31 net capital and/or currency losses to the year ended September 30, 2003. At March 31, 2003, the Fund had the following net capital loss carryovers (CLCO), which may be used to offset future realized capital gains for federal income tax purposes, expiring in 2009 and 2010.

          Post-October 31                                     CLCO
                                              ----------------------------------
                   Losses                        2009                     2010
--------------------------------------------------------------------------------
                 $489,708                      $1,872                 $354,656
--------------------------------------------------------------------------------

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2.  Agreements

Under an administrative services agreement with the Fund, Berger serves as the administrator of the Fund. Pursuant to such agreement, the Fund pays Berger a fee at an annual rate equal to the lesser of 0.10% of its average daily net assets or Berger's annual cost to provide or procure such services plus 0.01% of the Fund's average daily net assets. Under the agreement, Berger is responsible, at its own expense, for providing or procuring all administrative services reasonably necessary for the operation of the Fund.

State Street Bank and Trust Company ("State Street") has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the net asset value of the Fund, and to perform certain accounting and recordkeeping functions. The cost of such services are covered under the administrative services agreement with Berger, as mentioned above.

Certain officers and trustees of the Trust are also officers and directors of Berger. Trustees who are not affiliated with Berger are compensated for their services. Such fees, which are allocated among the entire Berger Funds complex, are allocated directly to the Portfolio and, therefore, indirectly to the Fund.

3.  Subsequent Events

Effective April 17, 2003, the Fund ceased operations, liquidated its partnership interest in the Portfolio and paid a liquidating distribution to its shareholders. Shareholders received the net asset value on April 17, 2003 of $7.24 per share.



March 31, 2003 International Equity Semi-Annual Report

8

International
Equity Fund
================================================================================

International Equity Fund
For a Share Outstanding Throughout the Period

                                         Six Months Ended
                                           March 31, 2003                               Years Ended September 30,
                                               (Unaudited)            2002         2001           2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    7.33          $  9.38      $ 14.05        $ 12.75       $ 10.02       $ 11.64
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)                     (0.00)(4),(6)     0.06         0.33           0.08         (0.15)         0.39
   Net realized and unrealized gains
   (losses) on securities and foreign
    currency transactions allocated
    from Portfolio                                  (0.44)(6)        (1.72)       (4.03)          1.22          3.17         (1.28)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (0.44)           (1.66)       (3.70)          1.30          3.02         (0.89)
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
   Dividends (from net investment income)              --            (0.39)       (0.01)            --         (0.28)        (0.14)
   Distributions (from capital gains)                  --               --        (0.96)         (0.00)(4)     (0.01)        (0.59)
------------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                   --            (0.39)       (0.97)         (0.00)        (0.29)        (0.73)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $    6.89          $  7.33      $  9.38        $ 14.05       $ 12.75        $10.02
------------------------------------------------------------------------------------------------------------------------------------
Total Return(5)                                     (6.00)%         (18.62)%     (28.06)%        10.20%        30.36%        (7.77)%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net assets, end of period
      (in thousands)                            $      26          $  773       $ 5,887        $12,525       $10,187        $7,149
   Net expense ratio to average
      net assets(1),(2)                              1.02%(7)        0.99%         1.05%          1.07%         1.10%         1.08%
   Ratio of net investment income to
     average net assets                              0.06%(7)        0.44%         1.93%          0.62%         0.65%         3.30%
   Gross expense ratio to average
      net assets(2)                                  1.02%(7)        0.99%         1.05%          1.07%         1.11%         1.12%
   Portfolio turnover rate(3),(5)                       8%             39%           41%            31%           16%           17%

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Portfolio's Adviser.

(2) Reflects the Fund's expenses plus the Fund's pro rata share of the Portfolio's expenses.

(3) Represents the portfolio turnover rate of the Portfolio. All of the investable assets of the Fund are invested in the Portfolio.

(4) Amount represents less than $0.01 per share.

(5) Not annualized.

(6) Per share calculations for the period were based on average shares outstanding.

(7) Annualized.

See notes to financial statements.




March 31, 2003 International Equity Semi-Annual Report

================================================================================



                                     Berger
                             International Portfolio

                               Semi-Annual Report
                                 March 31, 2003




           The following pages should be read in conjunction with the
                            International Equity Fund
                               Semi-Annual Report.




March 31, 2003 International Equity Semi-Annual Report

10

Berger International
Portfolio
================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                March 31, 2003
----------------------------------------------------------------------------------------------
Country/
Shares      Company                              Industry                                Value
----------------------------------------------------------------------------------------------
Common Stock (107.93%)
Australia (3.12%)
   34,005   Fosters Group Ltd.                   Restaurants/Pubs/Breweries          $  91,101
   12,443   National Australia Bank Ltd.         Banks                                 240,421
   32,335   News Corp. Ltd.                      Media & Photography                   210,603
   22,842   Westpac Banking Corp. Ltd.           Banks                                 208,310
----------------------------------------------------------------------------------------------
                                                                                       750,435
----------------------------------------------------------------------------------------------

Finland (1.63%)
   28,448   Nokia Oyj                            Information Technology Hardware       392,619
----------------------------------------------------------------------------------------------

France (9.04%)
   15,447   Aventis SA                           Pharmaceuticals                       677,455
   28,619   AXA                                  Insurance                             337,573
    3,569   Lafarge SA                           Construction & Building Materials     199,595
    7,597   TotalFinaElf SA - Class B            Oil & Gas                             960,697
----------------------------------------------------------------------------------------------
                                                                                     2,175,320
----------------------------------------------------------------------------------------------

Germany (6.14%)
      545   Allianz AG - Reg.                    Insurance                              26,974
   11,169   Bayer AG                             Chemicals - Commodity                 152,077
   15,371   Bayerische Motoren Werke AG          Automobiles                           426,290
    5,436   Deutsche Bank AG - Reg.                                                    228,153
   15,649   E.On AG                              Diversified Industrials               644,518
----------------------------------------------------------------------------------------------
                                                                                     1,478,012
----------------------------------------------------------------------------------------------

Hong Kong (3.40%)
   39,000   Cheung Kong (Holdings) PLC           Real Estate                           215,515
   32,500   Hong Kong Electric Holdings Ltd.     Electricity                           129,593
  982,000   Petrochina Co. Ltd.                  Oil & Gas                             206,486
   31,000   Sun Hung Kai Properties Ltd.         Real Estate                           148,652
   30,000   Swire Pacific Ltd. - 'A'             Diversified Industrials               118,470
----------------------------------------------------------------------------------------------
                                                                                       818,716
----------------------------------------------------------------------------------------------

Ireland (1.43%)
   23,758   CRH PLC                              Construction & Building Materials     344,208
----------------------------------------------------------------------------------------------

Italy (4.26%)
   42,547   ENI S.p.A.                           Oil & Gas                             567,723
   66,606   Telecom Italia S.p.A.                Telecommunications Services           458,899
----------------------------------------------------------------------------------------------
                                                                                     1,026,622
----------------------------------------------------------------------------------------------

Japan (15.42%)
    3,730   ACOM Co. Ltd.                        Specialty & Other Finance              97,929
   27,000   Canon, Inc.                          Electronic & Electrical Equipment     946,686
   13,000   Fuji Photo Film Co. Ltd.             Media & Photography                   400,762
   11,300   Honda Motor Co. Ltd.                 Automobiles                           378,023
    5,000   Hoya Corp.                           Electronic & Electrical Equipment     302,774
    3,300   Nintendo Co. Ltd.                    Entertainment/Leisure/Toys            268,304
      109   Nippon Telegraph & Telephone Corp.   Telecommunications Services           372,026
      115   NTT DoCoMo, Inc.                     Telecommunications Services           215,245
    1,800   Rohm Co. Ltd.                        Information Technology Hardware       195,892
    4,400   Sony Corp.                           Household Goods & Textiles            156,511
   10,100   Takeda Chemicals Industries Ltd.     Pharmaceuticals                       378,937
----------------------------------------------------------------------------------------------
                                                                                     3,713,089
----------------------------------------------------------------------------------------------



March 31, 2003 International Equity Semi-Annual Report

================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                                     March 31, 2003
-------------------------------------------------------------------------------------------------------------------
Country/
Shares       Company                                                 Industry                                 Value
-------------------------------------------------------------------------------------------------------------------
Common Stock (107.93%) - continued
South Korea (3.08%)
     4,600   Kookmin Bank - Spon. ADR                                Banks                               $  105,800
     5,202   Pohang Iron & Steel Co. - Spon. ADR                     Steel & Other Materials                102,479
     4,726   Samsung Electronics Co. Ltd. - GDR Reg.                 Electronic & Electrical Equipment      534,038
-------------------------------------------------------------------------------------------------------------------
                                                                                                            742,317
-------------------------------------------------------------------------------------------------------------------

Netherlands (9.48%)
    36,094   ABN Amro Holdings NV                                    Banks                                  527,262
     4,538   Heineken NV                                             Beverages                              168,152
    44,589   ING Groep NV                                            Banks                                  514,766
    28,276   Koninklijike Ahold NV                                   Food & Drug Retailers                   94,016
    26,703   Koninklijke Phillips Electronics NV                     Household Goods & Textiles             418,897
    26,777   Reed Elsevier NV                                        Media & Photography                    269,432
     9,871   TPG NV                                                  Support Services                       150,222
     5,518   VNU NV                                                  Media & Photography                    140,040
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,282,787
-------------------------------------------------------------------------------------------------------------------

Portugal (0.20%)
    28,000   Electricidade de Portugal SA                            Electricity                             47,923
-------------------------------------------------------------------------------------------------------------------

Spain (4.12%)
    72,856   Banco Santander Central Hispano SA                      Banks                                  464,630
    53,569   Telefonica SA*                                          Telecommunications Services            500,473
     1,947   Telefonica SA - Bonus Shares*                           Telecommunications Services             26,131
-------------------------------------------------------------------------------------------------------------------
                                                                                                            991,234
-------------------------------------------------------------------------------------------------------------------

Switzerland (14.04%)
     5,331   Nestle SA Reg.                                          Food Producers & Processors          1,053,557
    16,448   Novartis AG Reg.                                        Pharmaceuticals                        608,195
     7,670   Roche Holding                                           Pharmaceuticals                        458,427
    10,550   Swiss Re Reg.                                           Insurance                              516,763
    17,487   UBS AG Reg.                                             Banks                                  742,863
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,379,805
-------------------------------------------------------------------------------------------------------------------

United Kingdom (32.57%)
   121,733   Barclays PLC                                            Banks                                  701,723
    71,952   BP PLC                                                  Oil & Gas                              455,956
    35,103   British American Tobacco PLC                            Tobacco                                327,917
    72,718   Cadbury Schweppes PLC                                   Food Producers & Processors            384,726
    53,101   Compass Group PLC                                       Restaurants/Pubs/Breweries             226,638
    70,477   Diageo PLC                                              Beverages                              722,365
    43,948   GlaxoSmithKline PLC                                     Pharmaceuticals                        772,501
    56,038   Hilton Group PLC                                        Leisure, Entertainment, & Hotels       121,910
    49,061   HSBC Holdings PLC                                       Commercial Banks & Other Banks         502,858
    36,290   Kingfisher PLC                                          Retail Trade                           131,819
    80,516   Lloyds TSB Group PLC                                    Banks                                  409,452
    48,711   Prudential Corp. PLC                                    Life Assurance                         237,327
    91,405   Shell Transport And Trading Co. PLC                     Oil & Gas                              552,161
    18,279   Smith & Nephew PLC                                      Health & Personal Care                 111,719
     9,008   Smiths Group PLC                                        Aerospace & Defense                     91,048
    91,684   Tesco PLC                                               Food & Drug Retailers                  258,100
   144,600   TI Automotive Ltd. - Ordinary A Shares*@ [check mark]   Automobile Components                       --
    84,647   Unilever PLC                                            Food Producers & Processors            783,382



March 31, 2003 International Equity Semi-Annual Report

12

Berger International
Portfolio
================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                              March 31, 2003
--------------------------------------------------------------------------------------------
Country/
Shares         Company             Industry                                            Value
--------------------------------------------------------------------------------------------
Common Stock (107.93%) - continued
United Kingdom (32.57%) - continued
     442,765   Vodafone Group PLC  Telecommunications Services                  $    790,162
      18,360   Wolseley PLC        Construction & Building Materials                 148,459
      20,411   WPP Group PLC       Media & Photography                               109,922
--------------------------------------------------------------------------------------------
                                                                                   7,840,145
--------------------------------------------------------------------------------------------
Total Common Stock (Cost $28,364,364)                                             25,983,232
--------------------------------------------------------------------------------------------
Total Investments (Cost $28,364,364) (107.93%)                                    25,983,232
Total Other Assets, Less Liabilities (-7.93%)                                     (1,908,455)
--------------------------------------------------------------------------------------------
Net Assets (100.00%)                                                            $ 24,074,777
--------------------------------------------------------------------------------------------

*Non-income producing security.
@ -- Security valued at fair value determined in good faith pursuant to procedures established by and under the supervision of the Portfolio's trustees. ADR - American Depositary Receipt.
GDR - Global Depository Receipt.
PLC - Public Limited Company.

[check mark] SCHEDULE OF RESTRICTED SECURITIES AND/OR ILLIQUID SECURITIES

                                                                     Fair Value
                           Date                        Fair            as a %
                         Acquired         Cost        Value        of Net Assets
--------------------------------------------------------------------------------
TI Automotive Ltd. -
Ordinary A Shares
  Common Stock          6/30/2001          $0          $0               0.00%

See notes to financial statements.



March 31, 2003 International Equity Semi-Annual Report

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

                                                                   March 31, 2003
                                                                      (Unaudited)
---------------------------------------------------------------------------------
Assets
Investments, at cost                                                 $ 28,364,364
---------------------------------------------------------------------------------
Investments, at value                                                $ 25,983,232
Cash                                                                        6,503
Receivables
  Investment securities sold                                           14,989,234
  Fund shares sold                                                         14,686
  Dividends                                                               658,592
  Due from Adviser                                                          5,445
---------------------------------------------------------------------------------
  Total Assets                                                         41,657,692
---------------------------------------------------------------------------------
Liabilities
Payables
  Fund shares redeemed                                                 12,914,121
  Loan payable to banks                                                 4,616,846
Accrued investment advisory fees                                           35,285
Accrued custodian and accounting fees                                       6,754
Accrued audit fees                                                          9,909
---------------------------------------------------------------------------------
  Total Liabilities                                                    17,582,915
---------------------------------------------------------------------------------
Net Assets                                                           $ 24,074,777
---------------------------------------------------------------------------------


STATEMENT OF OPERATIONS

                                                                 Six Months Ended
                                                        March 31, 2003 (Unaudited)
---------------------------------------------------------------------------------
Investment Income
  Dividends (net of foreign taxes withheld)                          $    653,710
  Interest                                                                  4,643
  Securities lending income                                                43,563
---------------------------------------------------------------------------------
  Total Income                                                            701,916
---------------------------------------------------------------------------------
Expenses
  Investment advisory fees                                                455,194
  Accounting fees                                                          12,297
  Custodian fees                                                           35,394
  Audit fees                                                                9,525
  Legal fees                                                                1,258
  Trustees' fees and expenses                                               5,303
  Interest expense                                                         17,920
  Other expenses                                                            1,609
---------------------------------------------------------------------------------
  Gross Expenses                                                          538,500
  Less fees waived and/or reimbursed by Adviser                            (5,445)
  Less brokerage credits                                                  (12,768)
---------------------------------------------------------------------------------
  Net Expenses                                                            520,287
---------------------------------------------------------------------------------
  Net Investment Income                                                   181,629
---------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Securities and
  Foreign Currency Transactions
Net realized loss on securities and foreign currency transactions     (12,821,739)
Net change in unrealized appreciation (depreciation) on securities
  and foreign currency transactions                                    10,494,743
---------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Securities
  and Foreign Currency Transactions                                    (2,326,996)
---------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                 $ (2,145,367)
---------------------------------------------------------------------------------

Foreign taxes withheld                                               $    201,758
=================================================================================

See notes to financial statements.



March 31, 2003 International Equity Semi-Annual Report

14

Berger International
Portfolio
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    Six Months Ended                             Year Ended
                                                           March 31, 2003 (Unaudited)                    September 30, 2002
---------------------------------------------------------------------------------------------------------------------------
From Operations
Net investment income                                                  $     181,629                          $   2,301,706
Net realized loss on securities and
  foreign currency transactions                                          (12,821,739)                           (40,769,529)
Net change in unrealized appreciation (depreciation)
  on securities and foreign currency transactions                         10,494,743                             11,520,817
---------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting
  from Operations                                                         (2,145,367)                           (26,947,006)
---------------------------------------------------------------------------------------------------------------------------
From Transactions in Investors' Beneficial Interest
Contributions                                                             48,649,556                            273,803,067
Withdrawals                                                             (148,768,136)                          (356,669,512)
---------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Derived from
  Investors' Beneficial Interest Transactions                           (100,118,580)                           (82,866,445)
---------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets                                              (102,263,947)                          (109,813,451)
Net Assets
Beginning of period                                                      126,338,724                            236,152,175
---------------------------------------------------------------------------------------------------------------------------
End of period                                                          $  24,074,777                          $ 126,338,724
---------------------------------------------------------------------------------------------------------------------------

                                         Six Months ended
                                           March 31, 2003                                Years Ended September 30,
                                               (Unaudited)           2002           2001           2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplementary Data
Net assets, end of period (in thousands)          $24,075        $126,339       $236,152       $311,768      $265,211      $177,596
Net expense ratio to average net assets(1)           1.00%(3)        0.95%          0.95%          0.97%         1.00%         1.00%
Ratio of net investment income to
  average net assets                                 0.34%(3)        1.10%          2.04%          0.73%         0.75%         3.45%
Gross expense ratio to average net assets            1.01%(3)        0.95%          0.95%          0.97%         1.01%         1.04%
Portfolio turnover rate(2)                              8%             39%            41%            31%           16%           17%

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.



March 31, 2003 International Equity Semi-Annual Report

Notes to Financial
Statements
March 31, 2003 (Unaudited)
================================================================================

1.  Organization and Significant Accounting Policies

Organization

Berger International Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio is the only series established under the Berger Worldwide Portfolios Trust (the "Trust"), which was organized as a Delaware business trust on May 31, 1996. Currently there are three investors in the Portfolio: the Berger International Fund, the International Equity Fund and the Berger International CORE Fund.

On January 1, 2003, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("Berger"), the Portfolio's investment adviser, consolidated all of its investment advisory operations under Janus Capital Management ("Janus"). As a result, Berger's operations were consolidated into Janus and Berger will cease to exist in mid-2003. In connection with the anticipated reorganization of Berger, the trustees of the Trust approved the liquidation of the Berger International Portfolio. Also in connection with the anticipated reorganization of Berger, the Berger Funds' directors/trustees and shareholders approved the reorganization of certain of the Berger Funds, including the Berger International Fund, into a comparable Janus fund. The Berger Funds' directors/trustees also approved the liquidation of the International Equity Fund and the International CORE Fund.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges, the Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Prices of foreign securities are converted to U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the trustees of the Portfolio.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees of the Portfolio.

Foreign Currency Translation

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Federal Income Tax Status

The Portfolio is considered a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are reported as soon as the Portfolio is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Interest income is recorded on the accrual basis and includes



March 31, 2003 International Equity Semi-Annual Report

16

Notes to Financial
Statements
March 31, 2003 (Unaudited)
================================================================================

accretion of discount and amortization of premium. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2.  Agreements

Berger serves as investment adviser to the Portfolio pursuant to an agreement that provides for an investment advisory fee to be paid to Berger according to the following schedule:

Average Daily Net Assets                                         Annual Rate
--------------------------------------------------------------------------------
First $500 million                                                       .85%
Next $500 million                                                        .80%
Over $1 billion                                                          .75%
--------------------------------------------------------------------------------

The investment advisory fee is accrued daily and paid monthly. Berger has delegated the day-to-day investment management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM"). Berger pays BIAM a sub-advisory fee from the investment advisory fee it receives from the Portfolio. Berger is also responsible for providing for or arranging for all managerial and administrative services necessary for the operations of the Portfolio.

The Portfolio has entered into custody, recordkeeping and pricing agreements with State Street Bank and Trust Company ("State Street"). The custody, recordkeeping and pricing agreements provide for the monthly payment of a fee computed as a percentage of average daily net assets on a total relationship basis with other funds in the Berger Funds complex. State Street's fees for custody, recordkeeping and pricing are subject to reduction by credits earned by the Portfolio, based on the cash balances of the Portfolio held by State Street as custodian. The Portfolio could have employed these cash balances to produce income if it had not entered into this expense reduction agreement with State Street. Such reductions, if any, are included in Earnings Credits in the Statement of Operations.

The trustees of the Portfolio have authorized portfolio transactions to be placed through certain unaffiliated broker-dealers. When transactions are effected through such broker-dealers, a portion of the commission is credited against, and thereby reduces, operating expenses that the Portfolio would otherwise be obligated to pay. Such credits are included as Brokerage Credits on the Statement of Operations. No such credits were earned from affiliated broker-dealers.

Certain officers and trustees of the Trust are officers and directors of Berger. Trustees who are not affiliated with Berger are compensated for their services. Such fees are allocated among all of the funds in the Berger Funds complex. The Portfolio's portion of the trustees' fees and expenses for the period ended March 31, 2003, totaled $5,303.

The Trust adopted a trustee fee deferral plan (the "Plan") which allows the non-affiliated trustees to defer the receipt of all or a portion of the trustee fees payable. The deferred fees are invested in various funds managed by Berger until distribution in accordance with the Plan.

3. Investment Transactions

Purchases and Sales

Purchases and sales proceeds of investment securities (excluding short-term securities) during the period ended March 31, 2003 were as follows:

          Purchases                                     Sales
--------------------------------------------------------------------------------
         $7,803,241                              $105,835,608
--------------------------------------------------------------------------------

There were no purchases or sales of long-term U.S. government securities during the period ended March 31, 2003.

Unrealized Appreciation, Unrealized Depreciation and Federal Tax Cost of Securities

At March 31, 2003, the federal tax cost of securities and the composition of net unrealized appreciation (depreciation) of investment securities held were as follows:

                    Gross Unrealized      Gross Unrealized                   Net
Federal Tax Cost        Appreciation          Depreciation          Depreciation
--------------------------------------------------------------------------------
     $34,972,586            $667,687          $(9,657,041)          $(8,989,354)
--------------------------------------------------------------------------------

The difference between book and tax appreciation/depreciation is primarily due to wash sale loss deferrals.

Forward Currency Contracts

The Portfolio may enter into forward foreign currency exchange contracts for the purpose of hedging the Portfolio against exposure to market value fluctuations in foreign currencies. The use of such instruments may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying secu-



March 31, 2003 International Equity Semi-Annual Report

================================================================================

rities, or that the counterparty will fail to perform its obligations. Forward currency contracts and foreign denominated assets may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risk may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted to the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Realized and unrealized gains or losses on these securities are included in Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations.

Securities Lending

Under an agreement with State Street, the Portfolio has the ability to lend securities to brokers, dealers and other authorized financial institutions. Loans of portfolio securities are collateralized by cash remitted from the borrower of such securities in an amount greater than the market value of the loaned securities at the time the loan is made. The cash collateral received is invested in an unaffiliated money market fund and is evaluated daily to ensure that its market value exceeds the current market value of the loaned securities. Income generated by such investment, net of any rebates paid to the borrower, is split among the Portfolio and State Street as lending agent. At March 31, 2003, the Portfolio had no securities on loan.

Repurchase Agreements

Repurchase agreements held by the Portfolio are fully collateralized by U.S. government and government agency securities and such collateral is in the possession of the Portfolio's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Concentration of Risk

The Portfolio may have elements of risk due to concentrated investments in specific industries, foreign issuers located in a specific country or certain restricted securities. Such concentrations may subject the Portfolio to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value of securities. The Portfolio may have registration rights for specific restricted securities, which may require that registration costs be borne by the Portfolio.

4. Line of Credit

The Portfolio, along with certain other funds managed by Berger, is party to an ongoing agreement with State Street that allows these funds and the Portfolio, collectively, to borrow up to $100 million, subject to certain conditions, for temporary or emergency purposes. Interest, based on the Federal Funds Rate plus a spread, is charged to the specific party that executes the borrowing. In addition, the unsecured line of credit requires a quarterly payment of a commitment fee by the Funds based on the average daily unused portion of the line of credit. At March 31, 2003, the Portfolio had line of credit borrowings outstanding of $3,540,000. Such borrowings are considered short-term and were repaid subsequent to March 31, 2003.

5.  Subsequent Events

Effective April 17th, 2003, pursuant to a plan of liquidation approved by the trustees of the Trust, the Portfolio ceased operations and distributed its assets and liabilities to the three investors in the Portfolio: the Berger International Fund, the International Equity Fund and the Berger International CORE Fund.

March 31, 2003 International Equity Semi-Annual Report

18

FUND DIRECTORS/TRUSTEES
AND OFFICERS
================================================================================

Each Fund is supervised by a board of directors/trustees who are responsible for major decisions about the Funds' policies and overall Fund oversight. Each Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian. The directors/trustees do not serve for a specified term of office; however, they have adopted a retirement age of 75 years. The following table provides information about each of the trustees and officers of the Trusts or Fund.



                       POSITION(S)                                                                  NUMBER OF
                       HELD WITH THE                                                                FUNDS IN FUND
                       FUND/TRUST AND                                                               COMPLEX         OTHER
NAME, ADDRESS          LENGTH OF                                                                    OVERSEEN BY     DIRECTORSHIPS
AND DATE OF BIRTH      TIME SERVED      PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS               TRUSTEE         HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS/
TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Michael Owen           Chairman of      Dean of Zayed University (since September 2000).            13          N/A
210 University Blvd.   the Board        Formerly self-employed as a financial and management con-
Suite 800              (34 years)       sultant, and in real estate development (from June 1999
Denver, CO 80206                        to September 2000). Dean (from 1993 to June 1999), and a
                                        member of the Finance faculty (from 1989 to 1993), of the
DOB: 1937                               College of Business, Montana State University. Formerly,
                                        Chairman and Chief Executive Officer of Royal Gold, Inc.
                                        (mining) (1976 to 1989).
-----------------------------------------------------------------------------------------------------------------------------------
Dennis E. Baldwin      Director/        President, Baldwin Financial Counseling (since July 1991).   13         N/A
210 University         Trustee          Formerly, Vice President and Denver Office Manager of
Blvd.                  (11 years)       Merrill Lynch Capital Markets (1978 to 1990).
Suite 800
Denver, CO 80206

DOB: 1928
-----------------------------------------------------------------------------------------------------------------------------------
Katherine A.           Vice Chair of    General Partner/Managing Principal (since September          13         N/A
Cattanach, CFA         the Board        1987), Sovereign Financial Services, Inc. (financial
210 University         (8 years)        consulting and management firm). Executive Vice President
Blvd.                                   (1981 to 1988), Captiva Corporation, Denver, Colorado
Suite 800                               (private investment management firm). Ph.D. in Finance
Denver, CO 80206                        (Arizona State University).

DOB: 1945
-----------------------------------------------------------------------------------------------------------------------------------
Paul R. Knapp          Director/        Executive Officer of DST Systems, Inc. ("DST"), a publicly   13        Director and Vice
210 University         Trustee          traded information and transaction processing company,                 President (February
Blvd.                  (8 years)        which acts as the Funds' transfer agent (since October                 1998 to November
Suite 800                               2000). DST is 33% owned by Janus Capital Group, Inc.,                  2000) of West Side
Denver, CO 80206                        which owns 100% of Berger Financial Group LLC. Mr.                     Investments, Inc.
                                        Knapp owns common shares and options convertible into                  (investments), a
DOB: 1945                               common shares of DST Systems which, in the aggregate and               wholly owned sub-
                                        assuming exercise of the options, would result in his owning           sidiary of DST
                                        less than 1/2 of 1% of DST System's common shares. Mr.                 Systems, Inc.
                                        Knapp is also President of Vermont Western Assurance, Inc., a wholly owned subsidiary of DST Systems (since December
                                        2000). President, Chief Executive Officer and a director
                                        (September 1997 to October 2000) of DST Catalyst, Inc.,
                                        an international financial markets consulting, software and computer services company, (now DST International, a sub-
                                        sidiary of DST). Previously (1991 to October 2000),
                                        Chairman, President, Chief Executive Officer and a director of Catalyst Institute (international public policy research organization focused primarily on financial markets and
                                        institutions); also (1991 to September 1997), Chairman,
                                        President, Chief Executive Officer and a director of Catalyst
                                        Consulting (international financial institutions business con-
                                        sulting firm).
-----------------------------------------------------------------------------------------------------------------------------------


March 31, 2003 International Equity Semi-Annual Report

================================================================================


                      POSITION(S)                                                           NUMBER OF
                      HELD WITH THE                                                         FUNDS IN FUND
                      FUND/TRUST AND                                                        COMPLEX         OTHER
NAME,ADDRESS          LENGTH OF                                                             OVERSEEN BY     DIRECTORSHIPS
AND DATE OF BIRTH     TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS      TRUSTEE         HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
DIRECTOR/TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------

Harry T. Lewis, Jr.   Director/          Lewis Investments (since June 1988)                13              Director, J.D. Edwards
210 University        Trustee            (self-employed private investor). Formerly,                        & Co. (1995 to March
Blvd.                 (15 years)         Senior Vice President, Rocky Mountain Region,                      2002); Director,
Suite 800                                of Dain Bosworth Incorporated and member of                        National Fuel
Denver, CO 80206                         that firm's Management Committee (1981 to 1988).                   Corporation (oil & gas
                                                                                                            production); Advisory
DOB: 1933                                                                                                   Director, Otologics,
                                                                                                            LLC, (implantable
                                                                                                            hearing aid) (since
                                                                                                            1999); Member of
                                                                                                            Community Advisory
                                                                                                            Board, Wells Fargo
                                                                                                            Bank-Denver

----------------------------------------------------------------------------------------------------------------------------------

William Sinclaire     Director/          President (since January 1998), Santa Clara LLC    13              n/a
210 University        Trustee            (privately owned agriculture company). President
Blvd.                 (31 years)         (January 1963 to January 1998), Sinclaire
Suite 800                                Cattle Co. (privately owned agricultural
Denver, CO 80206                         company).

DOB: 1928

----------------------------------------------------------------------------------------------------------------------------------

Albert C. Yates       Director/          President (since 1990), Chancellor and Professor   13              Member, Board of
210 University        Trustee            of Chemistry-Department of Chemistry, of                           Directors, Adolph
Blvd.                 (1 year)           Colorado State University. Formerly Executive                      Coors Company
Suite 800                                Vice President and Provost (1983 to 1990),                         (brewing company)
Denver, CO 80206                         Academic Vice President and Provost (1981                          (since 1998);
                                         to 1983) and Professor of Chemistry (1981 to                       Member, Board of
DOB: 1941                                1990) of Washington State University. Vice                         Directors, Dominion
                                         President and University Dean for Graduate                         Industrial Capital
                                         Studies and Research and Professor of Chemistry                    Bank (1999 to
                                         of the University of Cincinnati (1977 to 1981).                    2000); Member,
                                                                                                            Board of Directors,
                                                                                                            Centennial Bank of
                                                                                                            the West (since
                                                                                                            2001)

-----------------------------------------------------------------------------------------------------------------------------------


                           March 31, 2003 Internatioal Equity Semi-Annual Report

20


FUND DIRECTORS/TRUSTEES
AND OFFICERS (CONTINUED)

================================================================================



                      POSITION(S)                                                         NUMBER OF
                      HELD WITH THE                                                       FUNDS IN FUND
                      FUND/TRUST AND                                                      COMPLEX         OTHER
NAME, ADDRESS         LENGTH OF TIME                                                      OVERSEEN BY     DIRECTORSHIPS
AND DATE OF BIRTH     SERVED            PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS     TRUSTEE         HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED
DIRECTOR/TRUSTEES
AND OFFICERS OF
THE TRUST
---------------------------------------------------------------------------------------------------------------------------------

Jack R. Thompson*     President and     President and a director since May 1999              13           Audit Committee
210 University Blvd.  Director/         (Executive Vice President from February                           Member of the Public
Suite 800             Trustee (since    1999 to May 1999) of Berger Growth Fund                           Employees' Retirement
Denver, CO 80206      May 1999)         and Berger Large Cap Growth Fund.                                 Association of
                                        President and a trustee since May 1999                            Colorado (pension
DOB: 1949                               (Executive Vice President from February                           plan) (from November
                                        1999 to May 1999) of Berger Investment                            1997 to December 2001).
                                        Portfolio Trust, Berger Institutional
                                        Products Trust, Berger Worldwide Funds
                                        Trust, Berger Worldwide Portfolios Trust
                                        and Berger Omni Investment Trust.
                                        President and Chief Executive Officer
                                        (since June 1999) (Executive Vice
                                        President from February 1999 to June
                                        1999) of Berger Financial Group LLC.
                                        Director, President and Chief Executive
                                        Officer of Stilwell Management, Inc.
                                        (from September 1999 to December 2002).
                                        President and Chief Executive Officer
                                        of Berger/Bay Isle LLC (from May 1999
                                        to December 2002). Self-employed as a
                                        consultant from July 1995 through
                                        February 1999. Director of Wasatch
                                        Advisors (investment management) from
                                        February 1997 to February 1999.
---------------------------------------------------------------------------------------------------------------------------------

*Mr. Thompson is considered an interested person of the Trusts or Funds due to his positions held at Berger Financial Group LLC (or its affiliated companies).





                      POSITION(S)                                                         NUMBER OF
                      HELD WITH THE                                                       FUNDS IN FUND
                      FUND/TRUST AND                                                      COMPLEX         OTHER
NAME, ADDRESS         LENGTH OF TIME                                                      OVERSEEN BY     DIRECTORSHIPS
AND DATE OF BIRTH     SERVED            PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS     TRUSTEE         HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
---------------------------------------------------------------------------------------------------------------------------------

Janice M. Teague*     Vice President    Vice President (since November 1998) and             n/a              n/a
210 University Blvd.  of the Funds/     Assistant Secretary (since February 2000
Suite 800             Trusts (since     and previously from September 1996 to
Denver, CO 80206      November 1998)    November 1998) and Secretary (November
                      and Assistant     1998 to February 2000) of the Berger
DOB: 1954             Secretary         Funds. Vice President (since October
                      (since Feb.       1997), Secretary (since November 1998)
                      2000)             and Assistant Secretary (October 1996
                                        through November 1998) with Berger
                                        Financial Group LLC. Vice President and
                                        Secretary with Berger Distributors LLC
                                        (since August 1998). Vice President and
                                        Secretary of Bay Isle Financial LLC
                                        (January 2002 to February 2003). Formerly,
                                        self-employed as a business consultant
                                        (from June 1995 through September 1996).

---------------------------------------------------------------------------------------------------------------------------------

Andrew J. Iseman*     Vice President    Vice President of the Berger Funds                   n/a              n/a
210 University Blvd.  of the Funds/     (since March 2001). Vice President
Suite 800             Trust (since      (since September 1999) and Chief
Denver, CO 80206      Mar.  2001)       Operating Officer (since November 2000)
                                        of Berger Financial Group LLC. Manager
DOB: 1964                               (since September 1999) and Director
                                        (June 1999 to September 1999) of Berger
                                        Distributors LLC. Vice President-Operations
                                        (February 1999 to November 2000) of Berger
                                        Financial Group LLC. Associate (November
                                        1998 to February 1999) with DeRemer &
                                        Associates (a consulting firm). Vice
                                        President-Operations (February 1997 to
                                        November 1998) and Director of Research
                                        and Development (May 1996 to February 1997)
                                        of Berger Financial Group LLC.
---------------------------------------------------------------------------------------------------------------------------------


             March 31, 2003 International Equity Semi-Annual Report

================================================================================

                      POSITION(S)
                      HELD WITH THE
                      FUND/TRUST
                      AND LENGTH
NAME, ADDRESS         OF TIME
AND DATE OF BIRTH     SERVED            PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
-------------------------------------------------------------------------------------
Anthony R. Bosch*     Vice President    Vice President of the Berger Funds
210 University Blvd.  of the Funds/     (since February 2000). Vice President
Suite 800             Trust (since      (since June 1999) and Chief Legal
Denver, CO 80206      Feb. 2000)        Officer (since August 2000) with Berger
                                        Financial Group LLC. President, Chief
DOB: 1965                               Executive Officer, Manager (since
                                        December 2002), Vice President (September
                                        2001 to December 2002) and Chief
                                        Compliance Officer (since September 2001)
                                        with Berger Distributors LLC. Vice
                                        President of Bay Isle Financial LLC
                                        (January 2002 to February 2003). Formerly,
                                        Assistant Vice President of Federated
                                        Investors, Inc. (December 1996 through
                                        May 1999), and Attorney with the U.S.
                                        Securities and Exchange Commission (June
                                        1990 through December 1996).

-------------------------------------------------------------------------------------

Brian S. Ferrie*      Vice President    Vice President of the Berger Funds
210 University Blvd.  of the Funds/     (since November 1998). Vice President
Suite 800             Trust (since      (since February 1997), Treasurer and
Denver, CO 80206      Nov. 1998)        Chief Financial Officer (since March
                                        2001) and Chief Compliance Officer (from
DOB: 1958                               August 1994 to March 2001) with Berger
                                        Financial Group LLC. Vice President
                                        (since May 1996), Treasurer and Chief
                                        Financial Officer (since March 2001) and
                                        Chief Compliance Officer (from May 1996
                                        to September 2001) with Berger
                                        Distributors LLC.

-------------------------------------------------------------------------------------

John A. Paganelli*    Vice President    Vice President (since November 1998),
210 University Blvd.  (since Nov.       Treasurer (since March 2001) and
Suite 800             1998) and         Assistant Treasurer (November 1998 to
Denver, CO 80206      Treasurer         to March 2001) of the Berger Funds. Vice
                      (since Mar.       President (since November 1998) and
DOB: 1967             2001) of the      Manager of Accounting (January 1997
                      Funds/Trusts      through November 1998) with Berger
                                        Financial Group LLC. Formerly, Manager
                                        of Accounting (December 1994 through
                                        October 1996) and Senior Accountant
                                        (November 1991 through December 1994)
                                        with Palmeri Fund Administrators, Inc.

-------------------------------------------------------------------------------------

Sue Vreeland*         Secretary of      Secretary of the Berger Funds (since
210 University Blvd.  the Trust         February 2000). Assistant Vice President
Suite 800             (since Feb.       (since April 2002 and Assistant
Denver, CO 80206      2000)             Secretary (since June 1999) of Berger
                                        Financial Group LLC. Assistant Secretary
DOB: 1948                               of Berger Distributors LLC (since June
                                        1999) and Bay Isle Financial LLC (December
                                        2001 to February 2003). Formerly, Assistant
                                        Secretary of the Janus Funds (from March
                                        1994 to May 1999), Assistant Secretary of
                                        Janus Distributors, Inc. (from June 1995 to
                                        May 1997) and Manager of Fund Administration
                                        for Janus Capital Corporation (from February
                                        1992 to May 1999).

-------------------------------------------------------------------------------------

David C. Price, CPA*  Assistant Vice    Assistant Vice President (since March
210 University Blvd.  President of      2001) of the Berger Funds. Assistant
Suite 800             the Funds/        Vice President-Compliance (since March
Denver, CO 80206      Trusts (since     2001) and Manager-Compliance (October
                      Mar. 2001)        1998 to March 2001) with Berger
DOB: 1969                               Financial Group LLC. Formerly, Senior
                                        Auditor (July 1996 to August 1998) and
                                        Auditor (August 1993 to June 1996) with
                                        PricewaterhouseCoopers LLP, a public
                                        accounting firm.

-------------------------------------------------------------------------------------

Lance V. Campbell,    Assistant         Assistant Treasurer (since March 2001)
CFA, CPA*             Treasurer of      of the Berger Funds. Assistant Vice
210 University Blvd.  the Funds/        President (since January 2002) and
Suite 800             Trusts (since     Manager of Investment Accounting (August
Denver, CO 80206      Mar. 2001)        1999 to January 2002) with Berger
                                        Financial Group LLC. Formerly, Senior
DOB: 1972                               Auditor (December 1998 to August 1999)
                                        and Auditor (August 1997 to December
                                        1998) with PricewaterhouseCoopers LLP,
                                        a public accounting firm, and Senior
                                        Fund Accountant (January 1996 to July
                                        1997) with INVESCO Funds Group.

-------------------------------------------------------------------------------------

*Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds/Trusts and/or of the Funds' adviser or sub-adviser.



             March 31, 2003 International Equity Semi-Annual Report

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                                                                          IEFSAR